As filed via EDGAR with the Securities and Exchange Commission on June 27, 1997


                                                  Registration  Nos.  33-84842
                                                             ICA No.  811-8798

==============================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   [X]

         Pre-Effective Amendment No.  ________                            [ ]


         Post-Effective Amendment No.  11                                 [X]


                           and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           [X]


                  Amendment No.  11                                       [X]


                      (Check appropriate box or boxes)

                             THE BEAR STEARNS FUNDS
               (Exact Name of Registrant as Specified in Charter)

                               245 Park Avenue
                               New York, New York           10167
                  (Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code:    (212) 272-2000

                                                copy to:

Ellen Arthur, Esq.                           Jay G. Baris, Esq.
Bear, Stearns & Co. Inc.                     Kramer, Levin, Naftalis & Frankel
245 Park Avenue                              919 Third Avenue
New York, New York  10167                    New York, New York  10022
(Name and Address of Agent for Service)



It is proposed that this filing will become effective (check appropriate box)

                     immediately upon filing pursuant to paragraph (b)
              -----


                  X  on  June 30, 1997 pursuant to paragraph (b)
              -----

              ----- 60 days after filing pursuant to paragraph (a)(i) ----- on (date) pursuant to paragraph (a)(i)
              ----- 75 days after filing pursuant to paragraph (a)(ii) ----- on (date) pursuant to paragraph (a)(ii) of Rule 485.

               If appropriate, check the following box:

              ----- this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Registrant has registered an indefinite number of shares of its beneficial interest under the Securities Act of 1933 pursuant to Section 24(f) of the Investment Company Act of 1940. Registrant's Rule 24f-2 Notice for the fiscal year ended March 31, 1997 was filed on May 27, 1997.

                             THE BEAR STEARNS FUNDS
                               S&P STARS PORTFOLIO

                              CROSS REFERENCE SHEET
                             Pursuant to Rule 495(a)
                        under the Securities Act of 1933

N-1A Item No.                                          Location
-------------                                          --------

Part A                                                 Prospectus  Caption
------                                                 ----------  -------

Item  1.   Cover Page                                  Cover  Page

Item 2.    Synopsis                                    Fee Table

Item 3 .   Condensed Financial Information             Condensed Financial
                                                       Information

Item 4.    General Description of                      Description of the
           Registrant                                  Portfolio; General
                                                       Information; Appendix A

Item 5.    Management of the Fund                      Management of the
                                                       Portfolio

Item 5A.   Management's Discussion of                  Performance
           Fund's Performance                          Information

Item 6.    Capital Stock and Other                     Not applicable
           Securities

Item 7.    Purchase of Securities Being                Alternative Purchase
           Offered                                     Methods; How to Buy
                                                       Shares

Item 8 .   Redemption or Repurchase                    How to Redeem Shares

Item 9.    Pending Legal Proceedings                   Not Applicable

                                                       Statement of Additional
 Part B                                                Information Caption
                                                       -----------------------



Item 10.   Cover Page                                  Cover Page

Item 11.   Table of Contents                           Table of Contents

Item 12.   General Information and History             Information about
                                                       Portfolio

Item 13.   Investment Objectives and                   Investment Objective
           Policies                                    and Management Policies

Item 14.   Management of the Fund                      Management of the
                                                       Portfolio

Item 15.   Control Persons and Principal               General Information
           Holders of Securities

Item 16.   Investment Advisory and Other               Management Arrangements
           Services

Item 17.   Brokerage Allocation                        Portfolio Transactions

Item 18.   Capital Stock and Other                     Not Applicable
           Securities

Item 19.   Purchase, Redemption and Pricing            Management of the
           of Securities                               Portfolio; Purchase and
                                                       Redemption of Shares;
                                                       Determination of Net
                                                       Asset Value

Item 20.   Tax Status                                  Dividends,
                                                       Distributions and Taxes

Item 21.   Underwriters                                Cover Page

Item 22.   Calculation of Performance Data             Performance Information

Item 23.   Financial Statements                        Financial Statements




Part C
------

         Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of the Registration Statement.

T H E   B E A R   S T E A R N S   F U N D S
2 4 5   P A R K   A V E N U E   N E W   Y O R K,   N Y   1 0 1 6 7   1 . 8 0 0
 . 7 6 6 . 4 1 1 1

PROSPECTUS

                              S&P STARS Portfolio

                        CLASS A AND C SHARES ONLY

S&P STARS PORTFOLIO (the "STARS Portfolio" or "the Portfolio") is a separate non-diversified portfolio of The Bear Stearns Funds (the "Fund"), an open-end management investment company, known as a mutual fund. The STARS Portfolio's investment objective is to provide investment results that exceed the total return of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Stock Index (the "S&P 500").

     . As its investment strategy, the investment adviser principally uses
       Standard & Poor's ("S&P") STock Appreciation Ranking System (or STARS) to identify a universe of securities in the highest category (which is five stars) to evaluate for purchase and in the lowest category (which is one star) to evaluate for short selling. The in-vestment adviser believes that this approach will provide opportuni-ties to achieve performance that exceeds the S&P 500's total return.

By this Prospectus, the STARS Portfolio is offering two Classes of shares. Class A shares are subject to a sales charge imposed at the time of purchase and Class C shares are subject to a 1% contingent deferred sales charge im-posed on redemptions made within the first year of purchase. Other differences between the Classes include the services offered to and the expenses borne by each Class and certain voting rights, as described herein. These alternatives are offered so an investor may choose the method of purchasing shares that is most beneficial given the amount of the purchase, the length of time the in-vestor expects to hold the shares and other circumstances. The STARS Portfolio issues another Class of shares which has different expenses which would affect performance. Investors desiring to obtain information about this Class of shares should call 1-800-766-4111 or ask their sales representative or the STARS Portfolio's distributor.

BEAR STEARNS FUNDS MANAGEMENT INC. ("BSFM"), a wholly-owned subsidiary of The Bear Stearns Companies Inc., serves as the Portfolio's investment adviser.

BEAR, STEARNS & CO. INC. ("Bear Stearns"), an affiliate of BSFM, serves as the Portfolio's distributor.

                            ----------------------

THIS PROSPECTUS SETS FORTH CONCISELY INFORMATION ABOUT THE PORTFOLIO THAT YOU SHOULD KNOW BEFORE INVESTING. IT SHOULD BE READ AND RETAINED FOR FUTURE REFER-ENCE.

Part B (also known as the Statement of Additional Information), dated June 30, 1997, which may be revised from time to time, provides a further discussion of certain areas in this Prospectus and other matters which may be of interest to some investors. It has been filed with the Securities and Exchange Commission and is incorporated herein by reference. For a free copy, write to the address or call one of the telephone numbers listed under "General Information" in this Prospectus.

                            ----------------------

Mutual fund shares are not deposits or obligations of, or guaranteed or en-dorsed by, any bank, and are not federally insured by the Federal Deposit In-surance Corporation, the Federal Reserve Board, or any other agency.

The net asset value of funds of this type will fluctuate.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               JUNE 30, 1997

                               Table of Contents


                                                                            PAGE
Fee Table..................................................................   3
Financial Highlights.......................................................   4
Alternative Purchase Methods...............................................   5
Description of the STARS Portfolio.........................................   6
  Risk Factors.............................................................   8
Management of the STARS Portfolio..........................................  10
How to Buy Shares..........................................................  12
Shareholder Services.......................................................  15
How to Redeem Shares.......................................................  17
Dividends, Distributions and Taxes.........................................  19
Performance Information....................................................  20
General Information........................................................  21
Appendix................................................................... A-1

                                Fee Table


-------------------------------------------------------------------------------
                                                                CLASS A CLASS C
-------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES
 Maximum Sales Load Imposed on Purchases (as a percentage of
 offering price)...............................................  4.75%   --
 Maximum Deferred Sales Charge Imposed on Redemptions (as a
 percentage of the amount subject to charge)...................    *     1.00%
ANNUAL STARS PORTFOLIO OPERATING EXPENSES**
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
 Advisory Fees (after fee waiver)..............................   ***     ***
 12b-1 Fees....................................................  0.50%   1.00%
 Other Expenses (after expense reimbursement)***...............  1.00%   1.00%
 Total Portfolio Operating Expenses (after fee waiver and
 expense reimbursement)***.....................................  1.50%   2.00%
EXAMPLE:
 You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:
   1 YEAR......................................................  $ 62    $ 30
   3 YEARS.....................................................  $ 93    $ 63
   5 YEARS.....................................................  $125    $108
  10 YEARS.....................................................  $218    $233
 You would pay the following expenses on the same investment, assuming no redemption:
   1 YEAR......................................................  $ 62    $ 20
   3 YEARS.....................................................  $ 93    $ 63
   5 YEARS.....................................................  $125    $108
  10 YEARS.....................................................  $218    $233


------

*In certain situations, where no sales charge is assessed at the time of purchase, a contingent deferred sales charge of up to 1.00% may be imposed on redemptions within the first year after purchase. See "How to Buy Shares-- Class A Shares."

**Prior to June 26, 1997, the Portfolio invested all of its assets in the S&P STARS Master Series (the "Master Series"), a series of S&P STARS Fund. The Master Series had substantially the same investment objective, policies and restrictions as the Portfolio.

***BSFM has undertaken to waive its advisory fee and assume certain expenses of the STARS Portfolio other than brokerage commissions, extraordinary items, interest and taxes to the extent Total STARS Portfolio Operating Expenses exceed 1.50% for Class A and 2.00% for Class C. After waiving a portion of its advisory fee, BSFM earned less than 0.01% of the Master Series Average Net Assets in Net Advisory Fees. Without such waiver and expense reimbursement, Advisory Fees stated above would be 0.75%, Other Expenses would be 1.45% for Class A and 1.95% for Class C and Total STARS Portfolio Operating Expenses would be 2.20% for Class A and 2.70% for Class C.

THE AMOUNTS LISTED IN THE EXAMPLE SHOULD NOT BE CONSIDERED AS REPRESENTATIVE OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE INDICATED. MOREOVER, WHILE THE EXAMPLE ASSUMES A 5% ANNUAL RETURN, THE STARS PORTFOLIO'S ACTUAL PERFORMANCE WILL VARY AND MAY RESULT IN AN ACTUAL RE-TURN GREATER OR LESS THAN 5%.

The purpose of the foregoing table is to assist you in understanding the costs and expenses borne by the STARS Portfolio and investors, the payment of which will reduce investors' annual return. In addition to the expenses noted above, the Fund will charge $7.50 for each wire redemption. See "How to Redeem Shares." Long-term investors could pay more in 12b-1 fees than the economic equivalent of paying a front-end sales charge. For a description of the ex-pense reimbursement or waiver arrangements in effect, see "Management of the STARS Portfolio."

                           Financial Highlights

The information in the table below covering the STARS Portfolio's investment results for the periods indicated has been audited by Deloitte & Touche LLP. Further financial data and related notes appear in the Portfolio's Annual Report for the fiscal year ended March 31, 1997 which is incorporated by reference into the Portfolio's Statement of Additional Information which is available upon request.

Contained below is per share operating performance data, total investment re-turn, ratios to average net assets and other supplemental data for a Class A and Class C shares of the Portfolio for the periods indicated. Prior to June 26, 1997, the Portfolio invested all of its assets in the S&P STARS Master Se-ries (the "Master Series"), a series of S&P STARS Fund. The Master Series had substantially the same investment objective, policies and restrictions as the Portfolio. This information has been derived from information provided in the Portfolio's financial statements.


-----------------------------------------------------------------------------------
                                                  FOR THE PERIOD
                          FOR THE FISCAL YEAR     APRIL 5, 1995*
                                 ENDED                THROUGH
                            MARCH 31, 1997        MARCH 31, 1996
-----------------------------------------------------------------------------------
                           CLASS A     CLASS C    CLASS A      CLASS C
-----------------------------------------------------------------------------------
PER SHARE OPERATING PER-
 FORMANCE**
Net asset value, begin-
 ning of period.........  $   14.92   $   14.86   $ 12.00      $ 12.00
                          ---------   ---------   -------      -------
Net investment loss (1).      (0.09)      (0.17)      --         (0.06)
Net realized and
 unrealized gain from
 Master Series (2)......       2.63        2.62      3.31         3.28
                          ---------   ---------   -------      -------
Net increase in net
 assets resulting from
 operations.............       2.54        2.45      3.31         3.22
                          ---------   ---------   -------      -------
Dividends and distribu-
 tions to shareholders
 from Net realized capi-
 tal gains..............      (1.33)      (1.25)    (0.39)       (0.36)
                          ---------   ---------   -------      -------
                              (1.33)      (1.25)    (0.39)       (0.36)
                          ---------   ---------   -------      -------
Net asset value, end of
 period.................  $   16.13   $   16.06   $ 14.92      $ 14.86
                          =========   =========   =======      =======
Total investment return
 for the period (3).....      16.87 %     16.33 %   27.68 %      26.91 %
                          =========   =========   =======      =======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of pe-
 riod (000's omitted)...  $  67,491   $  37,622   $45,049      $28,081
Ratio of expenses to av-
 erage net assets
 (1)(5).................       1.50 %      2.00 %    1.50 %(4)    2.00 %(4)
Ratio of net investment
 loss to average
 net assets (1)(5)......      (0.59)%     (1.09)%   (0.01)%(4)   (0.45)%(4)
Decrease reflected in
 above expense ratios
 and net investment loss
 due to waivers and
 reimbursements (5).....       0.70 %      0.70 %    0.89 %(4)    0.92 %(4)

--------

 * Commencement of investment operations.

** Calculated based upon shares outstanding on the first and last day of the respective period, except for dividends and distributions, if any, which are based on actual shares outstanding on the dates of distributions.

(1) Reflects waivers and/or reimbursements.

(2) The amounts shown for a share outstanding throughout the respective peri-ods are not in accord with the changes in the aggregate gains and losses in investments during the respective periods because of the timing of sales and repurchases of Portfolio shares in relation to fluctuating net asset value during the respective period.

(3) Total investment return does not consider the effects of sales charges or contingent deferred sales charges. Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total investment return is not annualized.

(4) Annualized.

(5) Includes Portfolio's share of Master Series' expenses.

Contained below are ratios to average net assets and other supplemental data for the Master Series for the periods indicated. This information has been de-rived from information provided in the Master Series' financial statements.


                                                                  FOR THE PERIOD
                                                   FOR THE FISCAL APRIL 5, 1995*
                                                   YEAR ENDED     THROUGH
                                                   MARCH 31, 1997 MARCH 31, 1996
                                                   -------------- --------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)........     $120,140       $28,028
Ratio of expenses to average net assets(1).......         0.32%         0.19%(2)
Ratio of net investment income to average net as-
 sets(1).........................................         0.59%         1.36%(2)
Decrease reflected in above expense ratios
 due to waivers and/or reimbursements............         0.70%         0.91%(2)
Portfolio turnover rate..........................       220.00%       295.97%(3)
Average commission rate per share(4).............     $ 0.0595       $0.0603

------

* Commencement of investment operations.

(1) Reflects waivers and/or reimbursements.

(2) Annualized.

(3) Not annualized.

(4) Represents average commission rate per share charged to the Master Series on purchases and sales of investments subject to such commissions during each period.

Further information about performance is contained in the STARS Portfolio's Annual Report, which may be obtained without charge by writing to the address or calling one of the telephone numbers listed under "General Information."

                         Alternative Purchase Methods

By this Prospectus, the Portfolio offers investors two methods of purchasing its shares; inves- tors may choose the Class of shares that best suits their needs, given the amount of purchase, the length of time the investor expects to hold the shares and any other relevant circumstances. Each Portfolio share represents an identical pro rata interest in the Portfolio's investment port-folio.

Class A shares of the Portfolio are sold at net asset value per share plus a maximum initial sales charge of 4.75% of the public offering price imposed at the time of purchase. The initial sales charge may be reduced or waived for certain purchases. See "How to Buy Shares--Class A Shares." The Class A shares of the Portfolio are subject to an annual distribution and shareholder servic-ing fee at the rate of .50 of 1% of the value of the average daily net assets. See "Management of the Fund--Distribution and Shareholder Servicing Plan."

Class C shares of the Portfolio are subject to a 1% contingent deferred sales charge ("CDSC") which is assessed only if Class C shares are redeemed within one year of purchase. See "How to Redeem Shares--Class C Shares." These shares of the Portfolio also are subject to an annual distribution and shareholder servicing fee at the rate of 1% of the value of the average daily net assets of Class C. See "Management of the Fund--Distribution and Shareholder Servic-ing Plan." The distribution and shareholder servicing fee paid by Class C will cause such Class to have a higher expense ratio and to pay lower dividends than Class A.

The decision as to which Class of shares is more beneficial to each investor depends on the amount and the intended length of time of the investor's in-vestment. Each investor should consider whether, during the anticipated life of the investor's investment in the Fund, the accumulated distribution and shareholder servicing fee and CDSC, if any, on Class C shares would be less than the initial sales charge on Class A shares purchased at the same time, and to what extent, if any, such differential would be offset by the return of Class A. Additionally, investors qualifying for reduced initial sales charges who expect to maintain their investment for an extended period of time might consider purchasing Class A shares because the accumulated continuing distri-bution and shareholder servicing fees on Class C shares may exceed the initial sales charge on Class A shares during the life of the investment. Finally, each investor should consider the effect of the CDSC period in the context of the investor's own investment time frame. Generally for example, Class A shares may be more appropriate for investors who invest $1,000,000 or more in the Portfolio's shares, but will not be appropriate for investors who invest less than $50,000 in Portfolio's shares, unless they intend to hold those shares for more than ten years.

                      Description of the STARS Portfolio

GENERAL

The Fund is a "series fund," which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (the "1940 Act"), and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. As described below, for certain matters Fund shareholders vote together as a group; as to others they vote separately by portfolio. By this Prospectus, shares of the STARS Portfolio are being of-fered. From time to time, other portfolios may be established and sold pursu-ant to other offering documents. See "General Information."


INVESTMENT OBJECTIVE

The Portfolio's investment objective is to provide investment results that ex-ceed the total return of publicly traded common stocks, in the aggregate, as represented by the S&P 500. The Portfolio's investment objective cannot be changed without approval by the holders of a majority (as defined in the 1940
Act) of its outstanding voting shares. There can be no assurance that the in-vestment objective of the Portfolio will be achieved.

STARS

STARS is S&P's proprietary stock ranking system. It is used by BSFM to identify a universe of securities in the highest category to evaluate for purchase and in the lowest category to evaluate for short selling.

STARS ranks on a scale from five stars (highest) to one star (lowest) the stocks of approximately 1,100 issuers analyzed by S&P's research staff of se-curities analysts. STARS represents the evaluation of S&P's analysts of the short-term (up to 12 months) appreciation potential of the evaluated stocks. The rankings are as follows:

     *****Buy--Expected to be among the best performers over the next 12 months and to rise in price.

     ****Accumulate--Expected to be an above-average performer.

     ***Hold--Expected to be an average performer.

     **Avoid--Expected to be a below-average performer.

     *Sell--Expected to be a well-below-average performer and to fall in price.

STARS was introduced by S&P in January 1987. Since 1993, on average, the five star category has consisted of approximately 95 stocks, the four star category has consisted of approximately 375 stocks, the three star category has con-sisted of approximately 525 stocks, the two star category has consisted of ap-proximately 100 stocks, and the one star category has consisted of between ap-proximately 14 and 23 stocks. Rankings may change frequently as developments affecting individual securities and the markets are considered by the S&P ana-lysts.

For purposes of evaluating the performance of stocks in the various catego-ries--and thus of the performance of its analysts--S&P has created a model which initially gives equal weight by dollar amount to the stocks in the vari-ous categories, does not rebalance the portfolio based on changes in values or rankings and does not take into account dividends or transaction costs. STARS is only a model; it does not reflect actual investment performance. While its performance cannot be used to predict actual results, S&P believes it is use-ful in evaluating the capability of its analysts. Investors should recognize that the pool of S&P analysts changes and their past performance is not neces-sarily predictive of future results either of the model or of the STARS Port-folio.

     From January 1, 1987 through March 31, 1997

                a The S&P 500 (measured on a total return basis, with-
                  out dividend reinvestment)* increased by 212.64%.

                a The ranked stocks, measured as described above,
                  changed in value as follows*:

                         a Five stars--+443.52%

                         a Four stars--+262.03%

                         a Three stars--+161.04%

                         a Two stars--+140.11%

------                   a One star-- -47.81%

*During this period, the average dividend yields on securities included in the S&P 500 and the securities ranked five stars were approximately 2.9% and 1.9%, respectively.

The Portfolio believes that this information should be used by investors only in their consideration that, historically, the five star stocks, measured as described above, have significantly outperformed lower ranked stocks and the one star stocks, similarly measured, have significantly underperformed the higher ranked stocks. THIS INFORMATION SHOULD NOT BE USED TO PREDICT WHETHER THE RESULTS WILL OCCUR IN THE FUTURE OR THE ACTUAL PERFORMANCE OF A PARTICULAR CATEGORY. STARS performance has been more volatile than that of conventional indices such as the Dow Jones Industrial Average and the S&P 500. In addition, at times, lower ranked STARS categories have outperformed higher ranked STARS categories and higher ranked STARS categories have under-performed the S&P
500. Specifically, the performance of five star and one star stocks has not consistently exceeded or fallen below the performance of the S&P 500. In some years, one star stocks have outperformed the S&P 500 as well as five star stocks; in other years, both one and five star stocks have outperformed the S&P 500. In 1994, one star stocks outperformed the S&P 500, which in turn outperformed five star stocks. In 1995, the S&P 500 outperformed five star stocks, which in turn outperformed one star stocks. Investors also should con-sider that the Portfolio is managed actively--and, thus, its performance will depend materially on BSFM's investment determinations-- and will incur trans-action and other costs, including management and 12b-1 fees, which are not re-flected in the foregoing information.

STARS is available to the public through various S&P publications. BSFM has access to STARS through S&P's MarketScope, a computer-accessed subscription service available for an annual fee, currently with more than 74,000 sub-scriber terminals.

MANAGEMENT POLICIES

The STARS Portfolio invests primarily in equity securities that, at the time of purchase, were ranked as five stars in STARS or at their time of short sale were ranked as one star in STARS.

As its investment strategy, BSFM uses STARS to identify a universe of securi-ties in the five star category to evaluate for purchase and in the one star category to evaluate for short selling. BSFM anticipates that at least 85% of the value of the Portfolio's total assets (except when maintaining a temporary defensive position) will be invested in common stocks that, at their time of purchase, were ranked as five stars in STARS or, at their time of short sale, were ranked as one star in STARS. The Portfolio may invest up to 15% of its assets in common stocks without regard to STARS ranking, if BSFM believes that such securities offer opportunities for capital appreciation. BSFM will not seek to replicate STARS performance and will not necessarily sell a security once it has been downgraded from five stars or cover a short position once it has been upgraded from one star. From time to time, certain closed-end invest-ment companies are ranked by STARS and will be eligible for purchase by the Portfolio. Subsequent market appreciation of a security or changes in total assets due to subscriptions and redemptions or dividends or distributions to shareholders will not by themselves cause a violation of this investment poli-cy. In addition, a subsequent downgrade of a five star ranked security (or a subsequent upgrade of a one-star security that has been sold short) will cause the security to be included in the 15% calculation, but will not by itself cause the Portfolio to violate this limitation. If at any time, however, the Portfolio exceeds the 15% limitation, the Portfolio will not purchase addi-tional non-five star ranked securities or sell short additional non-one star ranked securities. The Portfolio may invest, in anticipation of investing cash positions and, without limitation, for temporary defensive purposes, in money market instruments consisting of U.S. Government securities, certificates of deposit, time deposits, bankers' acceptances, short-term investment grade cor-porate bonds and other short-term debt instruments, and repurchase agreements, as set forth in the Appendix. The Portfolio will not count money market in-struments for purposes of determining compliance with the 15% limitation.

INVESTMENT TECHNIQUES

The Portfolio may engage in various investment techniques, such as short selling, lending portfolio securities, and options transactions, each of which involves risk. Options transactions involve "derivative securities." Short selling is discussed below. For a discussion of these other investment tech-niques and their related risks, see "Appendix--Investment Techniques" and "Risk Factors" below.

Short sales are transactions in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Portfolio. Until the security is replaced, the Portfolio is required to pay to the lender amounts equal to any dividend which accrues during the period of the loan. To borrow the security, the Portfolio also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until the Portfolio replaces a borrowed security in connection with a short sale, the Portfolio will: (a) maintain daily a segregated account, containing cash, cash equivalents or U.S. Government securities, at such a level that the amount deposited in the account plus the amount deposited with the broker as collateral always equals the current value of the security sold short; or (b) otherwise cover its short position in accordance with positions taken by the Staff of the Securities and Exchange Commission.

The Portfolio will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. The Portfolio will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or amounts in lieu of interest the Portfolio may be required to pay in connection with a short sale. The Portfolio may purchase call options to provide a hedge against an increase in the price of a security sold short by the Portfolio. See "Appendix--Investment Techniques--Options Transactions."

The Portfolio anticipates that the frequency of short sales will vary substan-tially in different periods, and it does not intend that any specified portion of its assets, as a matter of practice, will be invested in short sales. How-ever, no securities will be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 25% of the value of the Portfolio's net assets. The Portfolio may not sell short the securities of any single issuer listed on a national securities ex-change to the extent of more than 5% of the value of its net assets. The Port-folio may not sell short the securities of any class of an issuer to the ex-tent, at the time of the transaction, of more than 2% of the outstanding secu-rities of that class.

In addition to the short sales discussed above, the Portfolio may make short sales "against the box," a transaction in which the Portfolio enters into a short sale of a security which the Portfolio owns. The proceeds of the short sale will be held by a broker until the settlement date at which time the Portfolio delivers the security to close the short position. The Portfolio re-ceives the net proceeds from the short sale. The Portfolio at no time will have more than 15% of the value of its net assets in deposits on short sales against the box. It currently is anticipated that the Portfolio will make short sales against the box for purposes of protecting the value of the Port-folio's net assets.

CERTAIN FUNDAMENTAL POLICIES

The Portfolio may (i) borrow money to the extent permitted under the 1940 Act; and (ii) invest up to 25% of the value of its total assets in the securities of issuers in a single industry, provided that there is no such limitation on investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. This paragraph describes fundamental policies that cannot be changed as to the Portfolio without approval by the holders of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Portfolio. See "Investment Objective and Management Policies--Invest-ment Restrictions" in the Statement of Additional Information.

CERTAIN ADDITIONAL NON-FUNDAMENTAL POLICIES

The Portfolio may (i) purchase securities of any company having less than three years' continuous operation (including operations of any predecessors) if such purchase does not cause the value of its investments in all such com-panies to exceed 5% of the value of its total assets; (ii) pledge, hypothe-cate, mortgage or otherwise encumber its assets, but only to secure permitted borrowings; and (iii) invest up to 15% of the value of its net assets in re-purchase agreements providing for settlement in more than seven days after no-tice and in other illiquid securities. See "Investment Objective and Manage-ment Policies--Investment Restrictions" in the Statement of Additional Infor-mation.

RISK FACTORS

No investment is free from risk. Investing in the STARS Portfolio will subject investors to certain risks which should be considered.

NET ASSET VALUE FLUCTUATIONS

The Portfolio's net asset value is not fixed and should be expected to fluctu-ate. Investors should purchase STARS Portfolio shares only as a supplement to an overall investment program and only if investors are willing to undertake the risks involved, including the potential loss of a significant portion of their investment.

EQUITY SECURITIES

Investors should be aware that equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and that fluctuations can be pronounced. Changes in the value of the common stocks held by the Portfolio will result in changes in the value of its shares and thus its yield and total return to investors.

STARS PERFORMANCE

STARS rankings are the subjective determination of S&P's analysts. The pool of these analysts changes. Past performance of securities and issuers included in STARS cannot be used to predict future results of the Portfolio, which is man-aged actively by BSFM and the results of which should be expected to vary from the performance of STARS. None of the STARS Portfolio, Bear Stearns or BSFM have any ongoing relationship with S&P regarding the STARS Portfolio other than the right for a fee to use the S&P, Standard & Poor's and STARS trade-marks in connection with the management of mutual funds and access to STARS through S&P's publicly available subscription service.

CERTAIN INVESTMENT TECHNIQUES
The use of investment techniques, such as short selling, lending portfolio se-curities and engaging in options transactions, involves greater risk than that incurred by many other funds with a similar objective. See "Appendix--Invest-ment Techniques."

The Portfolio's ability to engage in certain short-term transactions may be limited by the requirement that, to qualify as a regulated investment company, it must earn less than 30% of its gross income from the disposition of securi-ties held for less than three months. This 30% test limits the extent to which the Portfolio may sell securities held for less than three months, effect short sales of securities held for less than three months, and write options expiring in less than three months, among other strategies. Except for this requirement, the amount of portfolio activity will not be a limiting factor when making portfolio decisions. Under normal market conditions, the turnover rate of the Portfolio generally will not exceed 150%. However, the portfolio turnover rate may exceed this rate, when the BSFM believes the anticipated benefits of short-term investments outweigh any increase in transaction costs or increase in short-term gains. Higher portfolio turnover rates are likely to result in comparatively greater brokerage commissions or transaction costs. Short-term gains realized from portfolio transactions are taxable to share-holders as ordinary income. See "Portfolio Transactions" in the Statement of Additional Information.

NON-DIVERSIFIED STATUS

The Portfolio's classification as a "non-diversified" investment company means that the proportion of its assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. A "diversified" investment com-pany is required by the 1940 Act generally, with respect to 75% of its total assets, to invest not more than 5% of such assets in the securities of a sin-gle issuer and to hold not more than 10% of the outstanding voting securities of a single issuer. However, the Portfolio intends to conduct its operations so as to qualify as a "regulated investment company" for purposes of the In-ternal Revenue Code of 1986, as amended (the "Code"), which requires that, at the end of each quarter of its taxable year, (i) at least 50% of the market value of the Portfolio's total assets be invested in cash, U.S. Government se-curities, the securities of other regulated investment companies and other se-curities, with such other securities of any one issuer limited for the pur-poses of this calculation to an amount not greater than 5% of the value of the Portfolio's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets be in-vested in the securities of any one issuer (other than U.S. Government securi-ties or the securities of other regulated investment companies). Since a rela-tively high percentage of the Portfolio's assets may be invested in the secu-rities of a limited number of issuers, some of which may be within the same industry or economic sector, the Portfolio's securities may be more suscepti-ble to any single economic, political or regulatory occurrence than the port-folio securities of a diversified investment company.

SIMULTANEOUS INVESTMENTS

Investment decisions for the Portfolio are made independently from those of other investment companies or accounts advised by BSFM. However, if such other investment companies or accounts are prepared to invest in, or desire to dispose of, securities of the type in which the STARS Portfolio invests at the same time as the Portfolio, available investments or opportunities for sales will be allocated equitably to each. In some cases, this procedure may adversely affect the size of the position ob-tained for or disposed of by the Portfolio or the price paid or received by the Portfolio.

                       Management of the STARS Portfolio

BOARD OF TRUSTEES

The STARS Portfolio's business affairs are managed under the general supervi-sion of the Fund's Board of Trustees. The STARS Portfolio's Statement of Addi-tional Information contains the name and general business experience of each Trustee.

INVESTMENT ADVISER

The Portfolio's investment adviser is BSFM, a wholly-owned subsidiary of The Bear Stearns Companies Inc., which is located at 245 Park Avenue, New York, New York 10167. The Bear Stearns Companies Inc. is a holding company which, through its subsidiaries including its principal subsidiary, Bear Stearns, is a leading United States investment banking, securities trading and brokerage firm serving United States and foreign corporations, governments and institu-tional and individual investors. BSFM is a registered investment adviser and offers, either directly or through affiliates, investment advisory and admin-istrative services to open-end and closed-end investment funds and other man-aged pooled investment vehicles with net assets at March 31, 1997 of over $2.8 billion.

BSFM serves as investment adviser of the Portfolio under an Investment Advi-sory Agreement between BSFM and the Portfolio, subject to the overall author-ity of the Fund's Board of Trustees in accordance with Massachusetts law. The Portfolio's principal portfolio manager is Robert S. Reitzes. Mr. Reitzes joined Bear Stearns Asset Management in 1994 as Director of Mutual Funds-Bear Stearns Asset Management and Senior Managing Director of Bear Stearns. From 1991 until 1994, he was Co-Director of Research and Senior Chemical Analyst at C.J. Lawrence/Deutsche Bank Securities Corp. For six years prior thereto, Mr. Reitzes was employed by Mabon, Nugent & Co. as Chief Investment Officer and Chemical Analyst.

Under the terms of the Investment Advisory Agreement, the Portfolio has agreed to pay BSFM a monthly fee at the annual rate of .75 of 1% of the Portfolio's average daily net assets. Prior to June 26, 1997, the Portfolio did not retain an investment adviser. Rather, the Portfolio invested all of its assets in the S&P STARS Master Series, a series of S&P STARS Fund, which was advised by BSFM. Accordingly, information contained in this Prospectus and Statement of Additional Information, to the extent it describes historical information re-garding fees, expenses and other portfolio information, reflects such results incurred by the Master Series. For the period April 3, 1995 (commencement of operations) through March 31, 1996, investment advisory fees payable amounted to $384,778 all of which was waived. BSFM reimbursed $4,424 and $79,750 of the Portfolio's and the Master Series' expenses, respectively, pursuant to a vol-untary undertaking by BSFM. For the fiscal year ended March 31, 1997, the in-vestment advisory fees payable amounted to $747,970. BSFM waived $699,997 of its advisory fee pursuant to an undertaking by BSFM resulting in net advisory fees of $47,973 paid by the Master Series.

Under the terms of an Administration Agreement with the Fund, BSFM generally supervises all aspects of the operation of the Portfolio, subject to the over-all authority of the Fund's Board of Trustees in accordance with Massachusetts law. For providing administrative services to the STARS Port- folio, the Fund has agreed to pay BSFM a monthly fee at the annual rate of .15 of 1% of the STARS Portfolio's average daily net assets. Under the terms of an Administra-tive Services Agreement with the Fund, PFPC Inc. provides certain administra-tive services to the STARS Portfolio. For providing these services, PFPC Inc. is entitled to receive a monthly fee equal to an annual rate of .10 of 1% of the Portfolio's average daily net assets up to $200 million, .075 of 1% of the next $200 million, .05 of 1% of the next $200 million and .03 of 1% of net as-sets above $600 million, subject to a minimum annual fee of approximately $100,000 for the Portfolio.

Prior to June 26, 1997, PFPC Inc. provided certain administrative services to the STARS Portfolio. For providing these services, the Fund agreed to pay PFPC Inc. $5,500 per month. In addition, the Master Series will pay PFPC Interna-tional Ltd. An annual fee, as set forth below:

----------------------------------------------------------------------------------------------------------------------------------

MASTERS SERIES'                                    ANNUAL FEE AS A PERCENTAGE OF
AVERAGE NET ASSETS                                 AVERAGE DAILY NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------
First $200 million................................ .12 of 1%
Next $200 million up to $400 million.............. .09 of 1%
Next $200 million up to $600 million.............. .075 of 1%
Assets in excess of $600 million.................. .05 of 1%


The above-referenced fee is subject to a monthly minimum fee of $8,500.

For the Period April 3, 1995 (Commencement of Operations) through March 31, 1996, and the fiscal year ended March 31, 1997, the Master Series paid PFPC International Ltd. a monthly fee at the effective annual rate of .12 of 1% of the Master Series' average daily net assets.

From time to time, BSFM may waive receipt of its fees and/or voluntarily as-sume certain Portfolio expenses, which would have the effect of lowering the STARS Portfolio's expense ratio, as the case may be, and increasing yield to investors at the time such amounts are waived or assumed, as the case may be. The Portfolio will not pay BSFM at a later time for any amounts it may waive, nor will it reimburse BSFM for any amounts it may assume.

Brokerage commissions may be paid to Bear Stearns for executing transactions if the use of Bear Stearns is likely to result in price and execution at least as favorable as those of other qualified broker-dealers. The allocation of brokerage transactions also may take into account a broker's sales of the Portfolio's shares. See "Portfolio Transactions" in the Statement of Addi-tional Information.

Bear Stearns has agreed to permit the Fund to use the name "Bear Stearns" or derivatives thereof as part of the Fund name for as long as the Investment Ad-visory Agreement is in effect.

DISTRIBUTOR

Bear Stearns, located at 245 Park Avenue, New York, New York 10167, serves as the STARS Portfolio's principal underwriter within the meaning of the 1940 Act and as distributor of the STARS Portfolio's shares pursuant to an agreement which is renewable annually. Bear Stearns is entitled to receive the sales load described under "How to Buy Shares" and payments under the STARS Portfo-lio's Distribution and Shareholder Servicing Plan described below.

CUSTODIAN AND TRANSFER AGENT

Custodial Trust Company, 101 Carnegie Center, Princeton, New Jersey 08540, an affiliate of Bear Stearns, is the Portfolio's custodian. PFPC Inc., Bellevue Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809, is the Portfolio's transfer agent, dividend disbursing agent and registrar (the "Transfer Agent"). The Transfer Agent also provides certain administrative services to the Portfolio.

DISTRIBUTION AND SHAREHOLDER SERVICING PLAN

Under a plan adopted by the Fund's Board of Trustees pursuant to Rule 12b-1 under the 1940 Act (the "Plan"), the Portfolio pays Bear Stearns for distrib-uting Portfolio shares and for providing personal services to, and/or main-taining accounts of, Portfolio shareholders a fee at the annual rate of .50% and 1% of the average daily net assets of Class A and Class C, respectively. Under the Plan, Bear Stearns may pay third parties in respect of these serv-ices such amount as it may determine. The fees paid to Bear Stearns under the Plan are payable without regard to actual expenses incurred. The Portfolio un-derstands that these third parties also may charge fees to their clients who are beneficial owners of Portfolio shares in connection with their client ac-counts. These fees would be in addition to any amounts which may be received by them from Bear Stearns under the Plan.

EXPENSE LIMITATION

BSFM has undertaken until such time as it gives investors at least 60 days' notice to the contrary that, if in any fiscal year, certain expenses, includ-ing the investment advisory fee and fees under the Plan, exceed 1.5% of Class A's average daily net assets and 2% of Class C's average daily net assets for the fiscal year, BSFM may waive a portion of its investment advisory fee or bear other expenses to the extent of the excess expense.

                               How to Buy Shares

GENERAL

The minimum initial investment is $1,000, or $500 if the investment is for Keogh Plans, IRAs, SEP-IRAs and 403(b)(7) Plans with only one participant. Subsequent investments ordinarily must be at least $250 or $100 for retirement plans. Share certificates are issued only upon written request. No certifi-cates are issued for fractional shares. The Portfolio reserves the right to reject any purchase order. The STARS Portfolio reserves the right to vary the initial and subsequent investment minimum requirements at any time. Invest-ments by employees of Bear Stearns and its affiliates are not subject to mini-mum investment requirements.

Purchases of the Portfolio's shares may be made through a brokerage account maintained with Bear Stearns or through certain investment dealers who are members of the National Association of Securities Dealers, Inc. who have sales agreements with Bear Stearns (an "Authorized Dealer"). Purchases of the Port-folio's shares also may be made directly through the Transfer Agent. When pur-chasing Portfolio's shares, investors must specify which Class is being pur-chased.

Purchases are effected at the public offering price next determined after a purchase order is received by Bear Stearns, an Authorized Dealer or the Trans-fer Agent (the "trade date"). Payment for Portfolio shares generally is due to Bear Stearns or the Authorized Dealer on the third business day (the "settle-ment date") after the trade date. Investors who make payment before the set-tlement date may permit the payment to be held in their brokerage accounts or may designate a temporary investment for payment until the settlement date. If a temporary investment is not designated, Bear Stearns or the Authorized Dealer will benefit from the temporary use of the funds if payment is made be-fore the settlement date.

PURCHASE PROCEDURES

Purchases through Bear Stearns account executives or Authorized Dealers may be made by check (except that a check drawn on a foreign bank will not be accept-ed), Federal Reserve draft or by wiring Federal Funds with funds held in bro-kerage accounts at Bear Stearns or the Authorized Dealer. Checks or Federal Reserve drafts should be made payable as follows: (i) to Bear Stearns or an investor's Authorized Dealer or (ii) to "STARS Portfolio" if purchased di-rectly from the Portfolio, and should be directed to the Transfer Agent: PFPC Inc., Attention: STARS Portfolio, P.O. Box 8960, Wilmington, Delaware 19899-8960. Direct overnight deliveries to PFPC, Inc., 400 Bellevue Parkway, Suite 108, Wilmington, Delaware 19809. Payment by check or Federal Reserve draft must be received within three business days of receipt of the purchase order by Bear Stearns or an Authorized Dealer. Shareholders may not purchase shares of the Portfolio with a check issued by a third party and endorsed over to the Portfolio. Orders placed directly with the Transfer Agent must be accompanied by payment. Bear Stearns (or an investor's Authorized Dealer) is responsible for forwarding payment promptly to the Portfolio. The Fund will charge $7.50 for each wire redemption. The payment proceeds of a redemption of shares re-cently purchased by check may be delayed as described under "How to Redeem Shares."

Investors who are not Bear Stearns clients may purchase Portfolio shares through the Transfer Agent. To make an initial investment in the Portfolio, an investor must establish an account with the Portfolio by furnishing necessary information to the Portfolio. An account with the Portfolio may be established by completing and signing the Account Information Form indicating which Class of shares is being purchased, a copy of which is attached to this Prospectus, and mailing it, together with a check to cover the purchase, to PFPC Inc., At-tention: STARS Portfolio, P.O. Box 8960, Wilmington, Delaware 19899-8960.

Subsequent purchases of shares may be made by checks made payable to the Port-folio and directed to the address set forth in the preceding paragraph.

Purchase orders received by Bear Stearns, an Authorized Dealer or the Transfer Agent before the close of regular trading on the New York Stock Exchange (cur-rently 4:00 p.m., New York time) on any day the Portfolio calculates its net asset value are priced according to the net asset value determined on that date. Purchase orders received after the close of trading on the New York Stock Exchange are priced as of the time the net asset value is next deter-mined.

Shares of the Portfolio are sold on a continuous basis. Net asset value per share is determined as of the close of regular trading on the floor of the New York Stock Exchange (currently 4:00 p.m., New

York time) on each business day. The net asset value per share of each Class of the Portfolio is computed by dividing the value of the Portfolio's net as-sets represented by such Class (i.e., the value of its assets less liabili-ties) by the total number of shares of such Class outstanding. The STARS Port-folio's investments are valued based on market value or, where market quota-tions are not readily available, based on fair value as determined in good faith by, or in accordance with procedures established by, the Board of Trust-ees. For further information regarding the methods employed in valuing the Portfolio's investments, see "Determination of Net Asset Value" in the Portfo-lio's Statement of Additional Information.

Federal regulations require that investors provide a certified Taxpayer Iden-tification Number (a "TIN") upon opening or reopening an account. See "Divi-dends, Distributions and Taxes." Failure to furnish a certified TIN to the Fund could subject the investor to backup withholding and a $50 penalty im-posed by the Internal Revenue Service (the "IRS").

CLASS A SHARES

The public offering price for Class A shares of the Portfolio is the net asset value per share of that Class plus a sales load, which is imposed in accor-dance with the following schedule:

----------------------------------------------------------------------------------------------------------------------------------

                                     TOTAL SALES LOAD
                              ------------------------------
                              AS A % OF      AS A % OF       DEALER CONCESSIONS
                              OFFERING PRICE NET ASSET VALUE AS A %
AMOUNT OF TRANSACTION         PER SHARE      PER SHARE       OF OFFERING PRICE
----------------------------------------------------------------------------------------------------------------------------------
Less than $50,000............ 4.75%          4.99%           4.25%
$50,000 to less than
$100,000..................... 4.25           4.44            3.75
$100,000 to less than
$250,000..................... 3.75           3.90            3.25
$250,000 to less than
$500,000..................... 3.25           3.36            3.00
$500,000 to less than
$750,000..................... 2.75           2.83            2.50
$750,000 to less than
$1,000,000................... 2.25           2.30            2.00
$1,000,000 and above......... 0.00*          0.00            1.00

------

* There is no initial sales charge on purchases of $1,000,000 or more of Class A shares. However, if an investor purchases Class A shares without an ini-tial sales charge as part of an investment of at least $1,000,000 and re-deems those shares within one year after purchase, a CDSC of 1.00% will be imposed at the time of redemption.

  The terms contained in the section of the Fund's Prospectus entitled "How to Redeem Shares--Contingent Deferred Sales Charge--Class C Shares" are appli-cable to the Class A shares subject to a CDSC. Letter of Intent and Right of Accumulation apply to such purchases of Class A shares.

The dealer concession may be changed from time to time but will remain the same for all dealers. From time to time, Bear Stearns may make or allow addi-tional payments or promotional incentives to dealers that sell Class A shares. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of Class A shares. Dealers may re-ceive a larger percentage of the sales load from Bear Stearns than they re-ceive for selling most other funds.

Class A shares may be sold at net asset value to (a) Bear Stearns, its affili-ates or their respective officers, directors or employees (including retired employees), any partnership of which Bear Stearns is a general partner, any Trustee or officer of the Fund and designated family members of any of the above individuals; (b) qualified retirement plans of Bear Stearns; (c) any em-ployee of McGraw-Hill, Inc. and its affiliates, or their respective spouses and minor children; (d) any employee or registered representative of any Au-thorized Dealer or their respective spouses and minor children; (e) trustees or directors of investment companies for which Bear Stearns or an affiliate acts as sponsor; (f) any state, county or city, or any instrumentality, de-partment, authority or agency thereof, which is prohibited by applicable in-vestment laws from paying a sales load or commission in connection with the purchase of Portfolio shares; (g) any institutional investment clients includ-ing corporate sponsored pension and profit-sharing plans, other benefit plans and insurance companies; (h) any pension funds, state and municipal govern-ments or funds, Taft-Hartley plans and qualified non-profit organizations, foundations and endowments; (i) trust institutions (including bank trust de-partments) investing on their own behalf or on behalf of their clients; and
(j) accounts as to which an Authorized Dealer charges an asset management fee. To take advantage of these exemptions, a purchaser must indicate its eligibil-ity for an exemption to Bear Stearns along with its Account Information Form. Such purchaser agrees to notify Bear Stearns if, at any time of any additional purchases, it is no longer eligible for an exemption. Bear Stearns reserves
the right to request certification or addi     -
tional information from a purchaser in order to verify that such purchaser is eligible for an exemption. Bear Stearns reserves the right to limit the par-ticipation of its employees in Class A shares of the STARS Portfolio. Divi-dends and distributions reinvested in Class A shares of the Portfolio will be made at the net asset value per share on the reinvestment date.

Class A shares of the Portfolio also may be purchased at net asset value, with the proceeds from the redemption of shares of an investment company sold with a sales charge or commission and not distributed by Bear Stearns. However, if such investor redeems those shares within one year after purchase, a CDSC of 1.00% will be imposed at the time of redemption. This includes shares of a mu-tual fund which were subject to a contingent deferred sales charge upon re-demption. The purchase must be made within 60 days of the redemption, and Bear Stearns must be notified by the investor in writing, or by the investor's in-vestment professional, at the time the purchase is made. Bear Stearns will of-fer to pay Authorized Dealers an amount up to 1.00% of the net asset value of shares purchased by the dealers' clients or customers in this manner.

In addition, Class A Shares of the Portfolio may be purchased at net asset value by the following customers of a broker that operates a master account for purchasing and redeeming, and otherwise providing shareholder services in respect of Fund shares pursuant to agreements with the Fund or Bear Stearns:
(i) investment advisers and financial planners who place trades for their own accounts or for the accounts of their clients and who charge a management, consulting or other fee, (ii) clients of such investment advisers and finan-cial planners if such clients place trades through accounts linked to master accounts of such investment advisers or financial planners on the books and records of such broker and (iii) retirement and deferred compensation plans, and trusts used to fund such plans, including, but not limited to, plans or trusts defined in Section 401(a), 403(b) or 457 of the Code, and "rabbi trusts", provided, in each case, the purchase transaction is effected through such broker. The broker may charge a fee for transactions in STARS Portfolio shares.

CLASS C SHARES

The public offering price for Class C shares is the next determined net asset value per share of that Class. No initial sales charge is imposed at the time of purchase. A CDSC is imposed, however, on redemptions of Class C shares made within the first year of purchase. See "How to Redeem Shares."

RIGHT OF ACCUMULATION--CLASS A SHARES

Pursuant to the Right of Accumulation, certain investors are permitted to pur-chase Class A shares of the Portfolio at the sales charge applicable to the total of (a) the dollar amount then being purchased plus (b) the current pub-lic offering price of all Class A shares of the Portfolio, shares of the Fund's other portfolios and shares of certain other funds sponsored or advised by Bear Stearns, including the Emerging Markets Debt Portfolio of Bear Stearns Investment Trust, then held by the investor. The following purchases of Class A shares may be aggregated for the purposes of determining the amount of pur-chase and the corresponding sales load: (a) individual purchases on behalf of a single purchaser, the purchaser's spouse and their children under the age of 21 years including shares purchased in connection with a retirement account exclusively for the benefit of such individual(s), such as an IRA, and pur-chases made by a company controlled by such individual(s); (b) individual pur-chases by a trustee or other fiduciary account, including an employee benefit plan (such as employer-sponsored pension, profit-sharing and stock bonus plans, including plans under Section 401(k) of the Code, and medical, life and disability insurance trusts); or (c) individual purchases by a trustee or other fiduciary purchasing shares concurrently for two or more employee bene-fit plans of a single employer or of employers affiliated with each other. Subsequent purchases made under the conditions set forth above will be subject to the minimum subsequent investment of $250 and will be entitled to the Right of Accumulation.

LETTER OF INTENT--CLASS A SHARES

By checking the appropriate box in the Letter of Intent section of the Account Information Form, investors become eligible for the reduced sales load appli-cable to the total number of Class A shares of the Portfolio, Class A shares of the Fund's other portfolios and shares of certain other funds sponsored or advised by Bear Stearns, including the Emerging Markets Debt Portfolio of Bear Stearns Investment Trust, purchased in a 13-month period pursuant to the terms and under the conditions set forth herein. A minimum initial purchase of $1,000 is required. The Transfer Agent will hold in escrow 5% of the amount indicated in the Account Information Form for payment of a higher sales load if the investor does not purchase the full amount indicated in the Account
Informa     -

--------------------------------------------------------------------------------
THE  BEAR STEARNS FUNDS
--------------------------------------------------------------------------------

     ACCOUNT INFORMATION FORM

     Please Note: Do not use this form to open a retirement plan account. For retirement plan forms call 1-800-766-4111. For assistance in completing this form, contact PFPC Inc. at 1-800-447-1139.

(1)  ACCOUNT TYPE  (Please print; indicate only one registration type)
     [_] INDIVIDUAL  [_]  JOINT TENANT

     ---------------------------------------------------------------------------
     NAME

     ---------------------------------------------------------------------------
     JOINT REGISTRANT, IF ANY  (SEE NOTES 1 AND 2)

     ___ ___ ___ - ___ ___ - ___ ___ ___ ______ ___ - ___ ___ ___ ___ ___ ___ __
     SOCIAL SECURITY NUMBER of Primary Owner    Taxpayer Identification number

     (1) Use only the Social Security number or Taxpayer Identification Number of the first listed joint tenant.

     (2) For joint registrations, the account registrants will be joint tenants with right of survivorship and not tenants in common unless tenants in common or community property registrations are requested.

     ===========================================================================
     [_] UNIFORM GIFT TO MINORS, OR  [_] UNIFORM TRANSFER TO MINORS (WHERE
                                         ALLOWED BY LAW)

     ---------------------------------------------------------------------------
     NAME OF ADULT CUSTODIAN (ONLY ONE PERMITTED)

     ---------------------------------------------------------------------------
     NAME OF MINOR (ONLY ONE PERMITTED)

     Under the                                    Uniform Gift/Transfers to
              ------------------------------------
                    STATE RESIDENCE OF MINOR
     Minors Act.

     ___ ___ / ___ ___ / ___ ___       ___ ___ ___ - ___ ___ - ___ ___ ___ ___
     MINOR'S DATE OF BIRTH             MINOR'S SOCIAL SECURITY NUMBER (REQUIRED
                                       TO OPEN ACCOUNT)

     [_] Corporation     [_] Partnership     [_] Trust*     [_] Other

     ---------------------------------------------------------------------------
     NAME OF CORPORATION, PARTNERSHIP, OR OTHER

     ---------------------------------------------------------------------------
     NAME(S) OF TRUSTEE(S)                        DATE OF THE TRUST AGREEMENT

     ___ ___ ___ - ___ ___ - ___ ___ ___ ___
     SOCIAL SECURITY NUMBER (REQUIRED TO OPEN ACCOUNT)

     ___ ___ - ___ ___ ___ ___ ___
     Taxpayer Identification number (required to open account)

     * If a Trust, include date of trust instrument and list of trustees if they are to be named in the registration.

(2)  MAILING ADDRESS

     ---------------------------------------------------------------------------
     STREET OR P.O. BOX                                   APARTMENT NUMBER

     ---------------------------------------------------------------------------
     CITY                            STATE                ZIP CODE
     (     )                         (     )
     ------------------------------- -------------------------------------------
     DAY TELEPHONE                   EVENING TELEPHONE

(3)  INVESTMENT INFORMATION

     METHOD OF INVESTMENT

     [_] I have enclosed a check for a minimum initial investment of $1,000 per
         Fund.
     [_] I have enclosed a check for a minimum subsequent investment of $250 per Fund or completed the Systematic Investment Plan information in Section 13.
     [_] I purchased _____________________ shares of ___________________________

         through my broker on ____/____/____. Confirm # _______________.

     ---------------------------------------------------------------------------
     Please make my investment in the Funds designated below:

     ------------------------------------------------------------------------------------
     Class A         Class C          Bear Stearns Funds                Investment Amount
     ------------------------------------------------------------------------------------
     _______         _______          S&P STARS PORTFOLIO               $________________

     _______         _______          Large Cap Value Portfolio         $________________

     _______         _______          Small Cap Value Portfolio         $________________

     _______         _______          Total Return Bond Portfolio       $________________

     _______         _______          The Insiders Select Fund          $________________

     _______         _______          Emerging Markets Debt Portfolio   $________________

     _______         _______          Money Market Portfolio            $________________

     _______         _______          Focus List Portfolio              $________________

                                      Total Investment Amount           $
                                                                         ================

     Note: All shares purchased will be held in a shareholder account for the investor at the Transfer Agent. Checks drawn on foreign banks and checks made payable to persons or entities other than the Fund will not be accepted. Checks should be made payable to the Fund which you are investing in. If no class is designated, your investment will be made in Class A shares.

               N O T  P A R T  O F   T H E   P R O S P E C T U S

4    REDUCED SALES CHARGE (AVAILABLE FOR CLASS A SHARES ONLY)

     METHOD OF INVESTMENT

     Are you a shareholder in another Bear Stearns Fund?   [_] Yes  [_] No

     [_] I apply for Right of Accumulation reduced sales charges based on the following Bear Stearns Fund Accounts (excluding Class C Shares).

     --------------------------------------------------------------------------
     Fund                              Account number or social security number

     --------------------------------------------------------------------------
     Fund                              Account number or social security number

     --------------------------------------------------------------------------
     Fund                              Account number or social security number

     Letter of Intent

     [_] I am already investing under an existing Letter of Intent.

     [_] I agree to the Letter of Intent provisions in the Fund's current prospectus. During a 13-month period, I plan to invest a dollar amount of at least: [_] $50,000 [_] $100,000 [_] $250,000 [_] $500,000
         [_] $750,000 [_] $1,000,000

     Net Asset Value Purchase

     [_] I qualify for an exemption from the sales charge by meeting the conditions set forth in the prospectus. (Please attach certification to this form.)

     [_] I qualify to purchase shares at net asset value, with proceeds received from a mutual fund or closed-end fund not distributed by Bear Stearns. (Please attach proof of fund share redemption.)

5    DISTRIBUTION OPTIONS

     Dividends and capital gains may be reinvested or paid by check. If no options are selected below, both dividends and capital gains will be reinvested in additional Fund shares.

     Dividends      [_]  Pay by check.  [_]  Reinvest.

     Capital Gains  [_]  Pay by check.  [_]  Reinvest.

     The Redirected Distribution Option allows an investor to have dividends and any other distributions from a Fund automatically used to purchase shares of the same class of any other Fund. The receiving account must be in the same name as your existing account.

     [_] Please reinvest dividends and capital gains from the _________________
                                                                (name of fund)
         to the __________________________ .
                     (name of fund)

     If you elect to have distributions paid by check, distributions will be sent to the address of record. Distributions may also be sent to another payee:

     --------------------------------------------------------------------------
     Name

     --------------------------------------------------------------------------
     Street or P.O. Box                                      Apartment Number

     --------------------------------------------------------------------------
     City                                              State       Zip code

     --------------------------------------------------------------------------
     OPTIONAL FEATURES

6    AUTOMATIC WITHDRAWAL PLAN

     [_] Fund Name _____________________________   [_] Amount _________________

     [_] Startup month __________________________

     Frequency option:    [_] Monthly    [_] Every other month  [_]  Quarterly
     [_] Semiannually    [_] Annually

     . A minimum account value of $5,000 in a single account is required to establish an automatic withdrawal plan.
     . Payments will be made on or near the 25th of the month.
     . Shareholders holding share certificates are not eligible for the Automatic Withdrawal Plan.

     [_] Please mail checks to Address of Record (Named in Section 2)
     [_] Please electronically credit my Bank of Record (Named in Section 9)
     [_] Special payee as specified below:

     --------------------------------------------------------------------------
     Name

     --------------------------------------------------------------------------
     Street or P.O. Box                                      Apartment Number

     --------------------------------------------------------------------------
     City                                                  State     Zip code

7    TELEPHONE EXCHANGE PRIVILEGE

     Unless indicated below, I authorize the Transfer Agent to accept instructions from any persons to exchange shares in my account(s) by telephone, in accordance with the procedures and conditions set forth in the Fund's current prospectus.

     [_] I DO NOT want the Telephone Exchange Privilege.

               N O T  P A R T  O F  T H E  P R O S P E C T U S

8    TELEPHONE REDEMPTION PRIVILEGE

     [_] I authorize the Transfer Agent to accept instructions from any person to redeem shares in my account(s) by telephone, in accordance with the procedures and conditions set forth in the Fund's current prospectus.

          Checks for redemption of proceeds will be sent by check via U.S. Mail to the address of record, unless the information in Section 9 is completed for redemption by wire of $500 or more.

9    BANK OF RECORD (FOR TELEPHONE REDEMPTIONS AND/OR SYSTEMATIC INVESTMENT
     PLANS)

     Please attach a voided check (for electronic credit to your checking account) in the space provided in Section 13.

     ----------------------------------------------------------------------
     Bank Name

     ----------------------------------------------------------------------
     Street or P.O. Box                            Apartment Number

     ----------------------------------------------------------------------
     City           State           Zip code

     ----------------------------------------------------------------------
     Bank ABA Number  Bank Account Number

     ----------------------------------------------------------------------
     Account Name

10   SIGNATURE AND TAXPAYER CERTIFICATION

     The undersigned warrants that I(we) have full authority and, if a natural person, I(we) am(are) of legal age to purchase shares pursuant to this Account Information Form, and have received a current prospectus for the Bear Stearns Fund(s) in which I(we) am(are) investing. The undersigned acknowledges that the Telephone Exchange Privilege is automatic and that I(we) may bear the risk of loss in event of fraudulent use of the Privilege. If I(we) do not want the Telephone Exchange Privilege, I(we) have so indicated on this Account Information Form.

     Under the Interest and Dividend Tax Compliance Act of 1983, the Fund is required to have the following certification:

     Under penalty of perjury, I certify that:

     (1) The number shown on this form is my correct taxpayer identification number (or I am waiting for a number to be issued to me), and

     (2) I am not subject to backup withholding because (a) I am exempt from backup withholding or (b) I have not been notified by the IRS that I am subject to 31% backup withholding as a result of a failure to report all interest or dividends or (c) the IRS has notified me that I am no longer subject to backup withholding.

     Certification Instructions--You must cross out item (2) above if you have been notified by the IRS that you are currently subject to backup withholding because of underreporting of interest or dividends on your tax return. Mutual fund shares are not deposits of, or guaranteed by, any depository institution, nor are they insured by the FDIC. Investment in the funds involves investment risks, including possible loss of principal.

     [_] Exempt from backup   [_] Nonresident alien
         withholding              (Form W-8 attached)  ______________________
                                                       Country of Citizenship

     -------------------------------------------------------------------------
     Authorized Signature             Title                        Date

     -------------------------------------------------------------------------
     Authorized Signature             Title                        Date

11   FOR AUTHORIZED DEALER USE ONLY (Please Print)

     We hereby authorize the Transfer Agent to act as our agent in connection with the transactions authorized by the Account Information Form and agree to notify the Transfer Agent of any purchases made under a Letter of Intent or Right of Accumulation. If this Account Information Form includes a Telephone Exchange Privilege authorization, a Telephone Redemption Privilege authorization or an Automatic Withdrawal Plan request, we guarantee the signature(s) above.

     -----------------------------------------------------------------------
     Dealer's Name                                      Dealer Number

     -----------------------------------------------------------------------
     Main office Address                                Branch number

     -----------------------------------------------------------------------
     Representative's Name                              Rep. Number

                                                        (     )
     -----------------------------------------------------------------------
     Branch Address                                     Telephone Number

     -----------------------------------------------------------------------
     Authorized Signature of Dealer       Title               Date

12   ADDITIONAL ACCOUNT STATEMENTS (Please Print)

     In addition to myself and my representative, please send copies of my account statements to:

     --------------------------------     -------------------------------
     Name                                 Name

     --------------------------------     -------------------------------
     Address                              Address

     --------------------------------     -------------------------------
     City, State, Zip Code                City, State, Zip Code

                N O T  P A R T  O F  T H E  P R O S P E C T U S

13   SYSTEMATIC INVESTMENT PLAN

     The Systematic Investment Plan, which is available to shareholders of the Bear Stearns Funds, makes possible regularly scheduled purchases of Fund shares to allow dollar-cost averaging. The FundsO Transfer Agent can arrange for an amount of money selected by you ($100 minimum) to be deducted from your checking account and used to purchase shares of a specified Bear Stearns Fund. A $250 minimum initial investment is required. This may not be used in conjunction with the Automatic Withdrawal Plan.

     Please debit $_______________ from my checking account (named in Section 9) on or about the 20th of the month. Depending on the Application receipt date, the Plan may take 10 to 20 days to be in effect.

     [_] Monthly      [_] Every alternate month
     [_] Quarterly    [_] Other _________________________________

     $ ______________ into the ______________Fund _______________Start Month.
        $100 Minimum

     $ ______________ into the ______________Fund _______________Start Month.
        $100 Minimum

     $ ______________ into the ______________Fund _______________Start Month.
        $100 Minimum

     If you are applying for the Telephone Redemption Privilege or Systematic Investment Plan, please tape your voided check on top of our sample below.


          John Smith                                               000
          123 First Avenue
          Anytown, USA 12345

          __________________________________________________ $[          ]

          ________________________________________________________________

          ______________________________   _______________________________

                                        VOID


     SERVICE ASSISTANCE
     Our knowledgeable Client Services Representatives are available to assist you between 8:00 a.m. and 6:00 p.m. Eastern Time at:

     1-800 -447-1139

     MAILING OR FAX INSTRUCTIONS

     Mail your completed Account Information Form and check to:

     The Bear Stearns Funds
     c/o PFPC Inc.
     P.O. Box 8960
     Wilmington, DE 19899-8960

     Fax (No.) 302-791-1777

     If applications will be faxed please call and notify client services at 1-800-447-1139 before any orders are taken.


                          NOT PART OF THE PROSPECTUS
tion Form. The escrow will be released when the investor fulfills the terms of the Letter of Intent by purchasing the specified amount. If an investor's pur-chases qualify for a further sales load reduction, the sales load will be ad-justed to reflect the total purchase at the end of 13 months. If total pur-chases are less than the amount specified, the investor will be requested to remit an amount equal to the difference between the sales load actually paid and the sales load applicable to the aggregate purchases actually made. If such remittance is not received within 20 days, the Transfer Agent, as attor-ney-in-fact, will redeem an appropriate number of shares held in escrow to re-alize the difference. Checking a box in the Letter of Intent section of the Account Information Form does not bind an investor to purchase, or the Portfo-lio to sell, the full amount indicated at the sales load in effect at the time of signing, but the investor must complete the intended purchase to obtain the reduced sales load. At the time an investor purchases shares of any of the above-listed funds, the investor must indicate its intention to do so under the Letter of Intent section of the Account Information Form.

SYSTEMATIC INVESTMENT PLAN

The Systematic Investment Plan permits investors to purchase shares of the Portfolio (minimum initial investment of $250 and minimum subsequent invest-ments of $100 per transaction) at regular intervals selected by the investor. Provided the investor's bank or other financial institution allows automatic withdrawals, Portfolio shares may be purchased by transferring funds from the account designated by the investor. At the investor's option, the account des-ignated will be debited in the specified amount, and STARS Portfolio shares will be purchased once a month, on the twentieth day. Only an account main-tained at a domestic financial institution which is an Automated Clearing House member may be so designated. Investors desiring to participate in the Systematic Investment Plan should call the Transfer Agent at 1-800-447-1139 to obtain the appropriate forms. The Systematic Investment Plan does not assure a profit and does not protect against loss in declining markets. Since the Sys-tematic Investment Plan involves the continuous investment in the Portfolio regardless of fluctuating price levels of the Portfolio's shares, investors should consider their financial ability to continue to purchase through peri-ods of low price levels. The Fund may modify or terminate the Systematic In-vestment Plan at any time or charge a service fee. No such fee currently is contemplated.

                             Shareholder Services

EXCHANGE PRIVILEGE

The Exchange Privilege enables an investor to purchase, in exchange for shares of a Class of the Portfolio, shares of the same Class of the Fund's other portfolios or shares of certain other funds sponsored or advised by Bear Stearns, including the Emerging Markets Debt Portfolio of Bear Stearns Invest-ment Trust, and the Money Market Portfolio of The RBB Fund, Inc., to the ex-tent such shares are offered for sale in the investor's state of residence. These funds have different investment objectives which may be of interest to investors. To use this Privilege, investors should consult their account exec-utive at Bear Stearns, their account executive at an Authorized Dealer or the Transfer Agent to determine if it is available and whether any conditions are imposed on its use.

To use this Privilege, exchange instructions must be given to the Transfer Agent in writing or by telephone. A shareholder wishing to make an exchange may do so by sending a written request to the Transfer Agent at the address given above in "How to Buy Shares--General." Shareholders are automatically provided with telephone exchange privileges when opening an account, unless they indicate on the account application that they do not wish to use this privilege. Shareholders holding share certificates are not eligible to ex-change shares of the Portfolio by phone because share certificates must accom-pany all exchange requests. To add this feature to an existing account that previously did not provide for this option, a Telephone Exchange Authorization Form must be filed with the Transfer Agent. This form is available from the Transfer Agent. Once this election has been made, the shareholder may contact the Transfer Agent by telephone at 1-800-447-1139 to request the exchange. During periods of substantial economic or market change, telephone exchanges may be difficult to complete and shareholders may have to submit exchange re-quests to the Transfer Agent in writing.

If the exchanging shareholder does not currently own shares of the portfolio or fund whose shares are being acquired, a new account will be established with the same registration, dividend and capital gain options and Authorized Dealer of record as the account from which shares are exchanged, unless other-wise specified in writing by the shareholder with all signatures guaranteed by an eligible guarantor institution as described below. To participate in the Systematic In-vestment Plan or establish automatic withdrawal for the new account, however, an exchanging shareholder must file a specific written request. The Exchange Privilege may be modified or terminated at any time, or from time to time, by the Fund on 60 days' notice to the affected portfolio or fund shareholders. The Fund, BSFM and Bear Stearns will not be liable for any loss, liability, cost or expense for acting upon telephone instructions that are reasonably be-lieved to be genuine. In attempting to confirm that telephone instructions are genuine, the Fund will use such procedures as are considered reasonable, in-cluding recording those instructions and requesting information as to account registration (such as the name in which an account is registered, the account number, recent transactions in the account, and the account holder's Social Security number, address and/or bank).

Before any exchange, the investor must obtain and should review a copy of the current prospectus of the portfolio or fund into which the exchange is being made. Prospectuses may be obtained free of charge from Bear Stearns, any Au-thorized Dealer or the Transfer Agent. Except in the case of Personal Retire-ment Plans, the shares being exchanged must have a current value of at least $250; furthermore, when establishing a new account by exchange, the shares be-ing exchanged must have a value of at least the minimum initial investment re-quired for the portfolio or fund into which the exchange is being made; if making an exchange to an existing account, the dollar value must equal or ex-ceed the applicable minimum for subsequent investments. If any amount remains in the investment portfolio from which the exchange is being made, such amount must not be below the minimum account value required by the Portfolio or Fund.

Shares will be exchanged at the next determined net asset value; however, ex-cept in the instances described below, a sales load may be charged with re-spect to exchanges of Class A shares into portfolios or funds sold with a sales load. Generally, a sales load will be charged if the shares being ex-changed were subject to a sales load which is lower than the sales load to which the shares being purchased are subject or were not subject to any sales load. No CDSC will be imposed on Class C shares at the time of an exchange. The CDSC applicable on redemption of the acquired Class C shares will be cal-culated from the date of the initial purchase of the Class C shares exchanged. If an investor is exchanging Class A into a portfolio or fund that charges a sales load, the investor may qualify for share prices which do not include the sales load or which reflect a reduced sales load, if the shares of the portfo-lio or fund from which the investor is exchanging were: (a) purchased with a sales load; (b) acquired by a previous exchange from shares purchased with a sales load; or (c) acquired through reinvestment of dividends or distributions paid with respect to the foregoing categories of shares. To qualify, at the time of the exchange the investor must notify Bear Stearns, the Authorized Dealer or the Transfer Agent. Any such qualification is subject to confirma-tion of the investor's holdings through a check of appropriate records. No fees currently are charged shareholders directly in connection with exchanges, although the Fund reserves the right, upon not less than 60 days' written no-tice, to charge shareholders a $5.00 fee in accordance with rules promulgated by the Securities and Exchange Commission. The Fund reserves the right to re-ject any exchange request in whole or in part. The Exchange Privilege may be modified or terminated at any time upon notice to shareholders.

The exchange of shares of one portfolio or fund for shares of another is treated for federal income tax purposes as a sale of the shares given in ex-change by the shareholder and, therefore, an exchanging shareholder may real-ize a taxable gain or loss.

REDIRECTED DISTRIBUTION OPTION

The Redirected Distribution Option enables a shareholder to invest automati-cally dividends and/or capital gain distributions, if any, paid by the Portfo-lio in shares of the same Class of another portfolio of the Fund or a fund ad-vised or sponsored by Bear Stearns of which the shareholder is an investor, or the Money Market Portfolio of The RBB Fund, Inc. Shares of the other portfolio or fund will be purchased at the then-current net asset value. If an investor is investing in a Class that charges a CDSC, the shares purchased will be sub-ject on redemption to the CDSC, if any, applicable to the purchased shares.

This privilege is available only for existing accounts and may not be used to open new accounts. Minimum subsequent investments do not apply. The Fund may modify or terminate this privilege at any time or charge a service fee. No such fee currently is contemplated.

                             How to Redeem Shares

GENERAL

Investors may request redemption of Portfolio shares at any time. Redemption requests may be made as described below. When a request is received in proper form, the Portfolio will redeem the shares at the next determined net asset value. If the investor holds Portfolio shares of more than one Class, any re-quest for redemption must specify the Class of shares being redeemed. If the investor fails to specify the Class of shares to be redeemed or if the in-vestor owns fewer shares of the Class than specified to be redeemed, the re-demption request may be delayed until the Transfer Agent receives further in-structions from the investor, the investor's Bear Stearns account executive or the investor's Authorized Dealer. The Fund imposes no charges (other than any applicable CDSC) when shares are redeemed directly through Bear Stearns.

The Portfolio ordinarily will make payment for all shares redeemed within three days after receipt by the Transfer Agent of a redemption request in proper form, except as provided by the rules of the Securities and Exchange Commission. However, if an investor has purchased Portfolio shares by check and subsequently submits a redemption request by mail, the redemption proceeds will not be transmitted until the check used for investment has cleared, which may take up to 15 days. The Fund will reject requests to redeem shares by tel-ephone or wire for a period of 15 days after receipt by the Transfer Agent of the purchase check against which such redemption is requested. This procedure does not apply to shares purchased by wire payment.

The Fund reserves the right to redeem investor accounts at its option upon not less than 60 days' written notice if the account's net asset value is $750 or less, for reasons other than market conditions, and remains so during the no-tice period. Shareholders who have redeemed Class A shares may reinstate their Portfolio account without a sales charge up to the dollar amount redeemed by purchasing Class A shares of the Portfolio within 60 days of the redemption. To take advantage of this reinstatement privilege, shareholders must notify their Bear Stearns account executive, Authorized Dealer or the Transfer Agent at the time the privilege is exercised.

CONTINGENT DEFERRED SALES CHARGE--CLASS C SHARES

A CDSC of 1% payable to Bear Stearns is imposed on any redemption of Class C shares within one year of the date of purchase. No CDSC will be imposed to the extent that the net asset value of the Class C shares redeemed does not exceed
(i) the current net asset value of Class C shares acquired through reinvest-ment of dividends or capital gain distributions, plus (ii) increases in the net asset value of an investor's Class C shares above the dollar amount of all such investor's payments for the purchase of Class C shares held by the in-vestor at the time of redemption.

If the aggregate value of Class C shares redeemed has declined below their original cost as a result of the Portfolio's performance, the applicable CDSC may be applied to the then-current net asset value rather than the purchase price.

In determining whether a CDSC is applicable to a redemption, the calculation will be made in a manner that results in the lowest possible rate. It will be assumed that the redemption is made first of amounts representing shares ac-quired pursuant to the reinvestment of dividends and distributions; then of amounts representing the increase in net asset value of Class C shares above the total amount of payments for the purchase of Class C shares made during the preceding year; then of amounts representing shares purchased more than one year prior to the redemption; and, finally, of amounts representing the cost of shares purchased within one year prior to the redemption.

For example, assume an investor purchased 100 shares of the Portfolio at $10 per share for a cost of $1,000. Subsequently, the shareholder acquired 5 addi-tional shares through dividend reinvestment. During the first year after the purchase the investor decided to redeem $500 of his or her investment. Assum-ing at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The CDSC would not be applied to the value of the reinvested dividend shares and the amount which represents appreciation ($260). There-fore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 1% for a total CDSC of $2.40.

The CDSC applicable to Class C shares will be waived in connection with (a) redemptions made within one year after the death or disability, as defined in
Section 72(m)(7) of the Code, of the share holder, (b) redemptions by employ-ees participating in Eligible Benefit Plans, (c) redemptions as a result of a combination of any investment company with the Portfolio by merger, acquisi-tion of assets or otherwise, and (d) a distribution following retirement under a tax-deferred retirement plan or upon attaining age 70 1/2 in the case of an IRA or Keogh plan or custodial account pursuant to Section 403(b) of the Code. If the Fund's Trustees determine to discontinue the waiver of the CDSC, the disclosure in the Portfolio's prospectus will be revised appropriately. Any Portfolio shares subject to a CDSC which were purchased prior to the termina-tion of such waiver will have the CDSC waived as provided in the Portfolio's prospectus at the time of the purchase of such shares.

To qualify for a waiver of the CDSC, at the time of redemption an investor must notify the Transfer Agent or the investor's Bear Stearns account execu-tive or the investor's Authorized Dealer must notify the Distributor. Any such qualification is subject to confirmation of the investor's entitlement.

REDEMPTION PROCEDURES

REDEMPTION THROUGH BEAR STEARNS OR AUTHORIZED DEALERS
Clients with a brokerage account may submit redemption requests to their ac-count executives or Authorized Dealers in person or by telephone, mail or wire. As the Fund's agent, Bear Stearns or Authorized Dealers may honor a re-demption request by repurchasing Fund shares from a redeeming shareholder at the shares' net asset value next computed after receipt of the request by Bear Stearns or the Authorized Dealer. Under normal circumstances, within three days, redemption proceeds will be paid by check or credited to the sharehold-er's brokerage account at the election of the shareholder. Bear Stearns ac-count executives or Authorized Dealers are responsible for promptly forwarding redemption requests to the Transfer Agent.

If an investor authorizes telephone redemption, the Transfer Agent may act on telephone instructions from any person representing himself or herself to be a representative of Bear Stearns or the Authorized Dealer and reasonably be-lieved by the Transfer Agent to be genuine. The Fund will require the Transfer Agent to employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine and, if it does not follow such procedures, the Transfer Agent or the Fund may be liable for any losses due to unauthorized or fraudulent instructions. Neither the Fund nor the Transfer Agent will be liable for following telephone instructions reason-ably believed to be genuine.

REDEMPTION THROUGH THE TRANSFER AGENT
Shareholders who are not clients with a brokerage account who wish to redeem shares must redeem their shares through the Transfer Agent by mail; other shareholders also may redeem Fund shares through the Transfer Agent. Mail re-demption requests should be sent to the Transfer Agent at: PFPC Inc., Atten-tion: STARS Portfolio, P.O. Box 8960, Wilmington, Delaware 19899-8960.

ADDITIONAL INFORMATION ABOUT REDEMPTIONS
A shareholder may have redemption proceeds of $500 or more wired to the share-holder's brokerage account or a commercial bank account designated by the shareholder. A transaction fee of $7.50 will be charged for payments by wire. Questions about this option, or redemption requirements generally, should be referred to the shareholder's Bear Stearns account executive, to any Autho-rized Dealer, or to the Transfer Agent if the shares are not held in a broker-age account.

If share certificates have been issued, written redemption instructions, indi-cating the portfolio from which shares are to be redeemed, and duly endorsed share certificates, must be received by the Transfer Agent in proper form and signed exactly as the shares are registered. If the proceeds of the redemption would exceed $25,000, or if the proceeds are not to be paid to the record owner at the record address, or if the shareholder is a corporation, partner-ship, trust or fiduciary, signature(s) must be guaranteed by any eligible guarantor institution. A signature guarantee is designed to protect the share-holders and the Portfolio against fraudulent transactions by unauthorized per-sons. A signature guarantee may be obtained from a domestic bank or trust com-pany, recognized broker, dealer, clearing agency or savings association who are participants in a medallion program by the securities transfer associa-tion. The three recognized medallion programs are Securities Transfer Agent Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature Guaran-tees which are not a part of these programs will not be accepted. Please note that a notary public stamp or seal is not acceptable. The Fund reserves the right to amend or discontinue its signature guarantee policy at any time and, with regard to a particular redemption transaction, to require a signa-ture guarantee at its discretion. Any questions with respect to signature-guarantees should be directed to the Transfer Agent by calling 1-800-447-1139.

During times of drastic economic or market conditions, investors may experi-ence difficulty in contacting Bear Stearns or Authorized Dealers by telephone to request a redemption of STARS Portfolio shares. In such cases, investors should consider using the other redemption procedures described herein. Use of these other redemption procedures may result in the redemption request being processed at a later time than it would have been if telephone redemption had been used. During the delay, the STARS Portfolio's net asset value may fluctu-ate.

AUTOMATIC WITHDRAWAL

Automatic Withdrawal permits investors to request withdrawal of a specified dollar amount (minimum of $25) on either a monthly or quarterly basis if the investor has a $5,000 minimum account. An application for Automatic Withdrawal can be obtained from Bear Stearns or the Transfer Agent. Automatic Withdrawal may be ended at any time by the investor, the Fund or the Transfer Agent. Shares for which certificates have been issued may not be redeemed through Au-tomatic Withdrawal.

Class C shares withdrawn pursuant to the Automatic Withdrawal will be subject to any applicable CDSC. Purchases of additional Class A shares where the sales load is imposed concurrently with withdrawals of Class A shares generally are undesirable.

                      Dividends, Distributions and Taxes

Dividends will be automatically reinvested in additional STARS Portfolio shares at net asset value, unless payment in cash is requested or dividends are redirected into another fund pursuant to the Redirected Distribution Option.

The Portfolio ordinarily pays dividends from net investment income and dis-tributes net realized securities gains, if any, once a year, but it may make distributions on a more frequent basis to comply with the distribution re-quirements of the Code, in all events in a manner consistent with the provi-sions of the 1940 Act. The Portfolio will not make distributions from net re-alized securities gains unless capital loss carryovers, if any, have been uti-lized or have expired. Dividends are automatically reinvested in additional Portfolio shares at net asset value, unless payment in cash is requested or dividends are redirected into another fund pursuant to the Redirected Distri-bution Option. All expenses are accrued daily and deducted before declaration of dividends to investors. Dividends paid by each Class of the Portfolio will be calculated at the same time and in the same manner and will be of the same amount, except that the expenses attributable solely to a particular Class will be borne exclusively by such Class. Class C shares will receive lower per share dividends than Class A shares because of the higher expenses borne by Class C. See "Fee Table."

Dividends derived from net investment income, together with distributions from net realized short-term securities gains and all or a portion of any gains re-alized from the sale or disposition of certain market discount bonds, paid by the Portfolio will be taxable to U.S. shareholders as ordinary income whether received in cash or reinvested in additional shares of the Portfolio or redi-rected into another portfolio or fund. Distributions from net realized long-term securities gains of the Portfolio will be taxable to U.S. shareholders as long-term capital gains for federal income tax purposes, regardless of how long shareholders have held their Portfolio's shares and whether such distri-butions are received in cash or reinvested in, or redirected into other, shares. The Code provides that the net capital gain of an individual generally will not be subject to federal income tax at a rate in excess of 28%. Divi-dends and distributions may be subject to state and local taxes.

Dividends, together with distributions from net realized short-term securities gains and all or a portion of any gains realized from the sale or other dispo-sition of certain market discount bonds, paid by the Portfolio to a foreign investor generally are subject to U.S. nonresident withholding taxes at the rate of 30%, unless the foreign investor claims the benefit of a lower rate specified in a tax treaty. Distributions from net realized long-term securi-ties gains paid by the Portfolio to a foreign investor as well as the proceeds of any redemptions from a foreign investor's account, regardless of the extent to which gain or loss may be realized, generally will not be subject to U.S. nonresident withholding tax. However, such distributions may be subject to backup withholding, as described below, unless the foreign investor certifies his non-U.S. residency status.

Notice as to the tax status of investors' dividends and distributions will be mailed to them annually. Investors also will receive periodic summaries of their accounts which will include information as to dividends and distribu-tions from securities gains, if any, paid during the year.

The Code provides for the "carryover" of some or all of the sales load imposed on the Portfolio's Class A shares if an investor exchanges such shares for shares of another fund or portfolio advised or sponsored by BSFM or its affil-iates within 91 days of purchase and such other fund reduces or eliminates its otherwise applicable sales load for the purpose of the exchange. In this case, the amount of the sales load charged the investor for such shares, up to the amount of the reduction of the sales load charge on the exchange, is not in-cluded in the basis of such shares for purposes of computing gain or loss on the exchange, and instead is added to the basis of the fund shares received on the exchange.

Generally the Fund must withhold ("backup withholding") and remit to the U.S. Treasury 31% of dividends, distributions from net realized securities gains and the proceeds of any redemption, regardless of the extent to which gain or loss may be realized, paid to a shareholder if such shareholder fails to cer-tify either that the TIN furnished in connection with opening an account is correct and that such shareholder has not received notice from the IRS of be-ing subject to backup withholding as a result of a failure to properly report taxable dividend or interest income on a federal income tax return. Further-more, the IRS may notify the Fund to institute backup withholding if the IRS determines a shareholder's TIN is incorrect or if a shareholder has failed to properly report taxable dividend and interest income on a federal income tax return.

A TIN is either the Social Security number or employer identification number of the record owner of the account. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner of the account, and may be claimed as a credit on the record owner's federal income tax return.

While the STARS Portfolio is not expected to have any federal tax liability, investors should expect to be subject to federal, state or local taxes in re-spect of their investment in STARS Portfolio shares.

Management of the Fund believes that the Portfolio has qualified for the fis-cal year ended March 31, 1997 as a "regulated investment company" under the Code. The Portfolio intends to continue to so qualify if such qualification is in the best interests of its shareholders. Such qualification relieves the Portfolio of any liability for federal income tax to the extent its earnings are distributed in accordance with applicable provisions of the Code. The Portfolio may be subject to a non-deductible 4% excise tax, measured with re-spect to certain undistributed amounts of taxable investment income and capi-tal gains.

Each investor should consult its tax adviser regarding specific questions as to federal, state or local taxes applicable to an investment in the STARS Portfolio.

                            Performance Information

For purposes of advertising, performance for each Class may be calculated on the basis of average annual total return and/or total return. These total re-turn figures reflect changes in the price of the shares and assume that any income dividends and/or capital gains distributions made by the Portfolio dur-ing the measuring period were reinvested in shares of the same Class. These figures also take into account any applicable distribution and shareholder servicing fees. As a result, at any given time, the performance of Class C should be expected to be lower than that of Class A. Performance for each Class will be calculated separately.

Average annual total return is calculated pursuant to a standardized formula which assumes that an investment in the Portfolio was purchased with an ini-tial payment of $1,000 and that the investment was redeemed at the end of a stated period of time, after giving effect to the reinvestment of dividends and distributions during the period. The return is expressed as a percentage rate which, if applied on a compounded annual basis, would result in the re-deemable value of the investment at the end of the period. Advertisements of the Portfolio's performance will include its average annual total return for one, five and ten year periods, or for shorter periods depending upon the length of time during which the STARS Portfolio has operated. Computations of average annual total return for periods of less than one year represent an an-nualization of the Portfolio's actual total return for the applicable period.

Total return is computed on a per share basis and assumes the reinvestment of dividends and distributions. Total return generally is expressed as a percent-age rate which is calculated by combining the income and principal changes for a specified period and dividing by the net asset value (or maximum public of-fering price in the case of Class A shares) per share at the beginning of the period. Class C total return will reflect the deduction of the CDSC. Adver-tisements may include the percentage rate of total return or may include the value of a hypothetical investment at the end of the period which assumes the application of the percentage rate of total return. Total return for the Port-folio also may be calculated by using the net asset value per share at the be-ginning of the period instead of the maximum offering price per share at the beginning of the period for Class A shares or without giving effect to any ap-plicable CDSC at the end of the period for Class C shares. Calculations based on the net asset value per share do not reflect the deduction of the sales load on the Portfolio's Class A shares, which, if reflected, would reduce the performance quoted.

Performance will vary from time to time and past results are not necessarily representative of future results. Investors should remember that performance is a function of portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses. Performance infor-mation, such as that described above, may not provide a basis for comparison with other investments or other investment companies using a different method of calculating performance.

Comparative performance information may be used from time to time in advertis-ing or marketing the Portfolio's shares, including data from Lipper Analytical Services, Inc. and other industry publications, and indices such as the S&P 500 and the Dow Jones Industrial Average.

                              General Information

The Fund was organized as a business trust under the laws of The Commonwealth of Massachusetts pursuant to an Agreement and Declaration of Trust (the "Trust Agreement") dated September 29, 1994, and commenced operations on or about April 3, 1995. The Fund is authorized to issue an unlimited number of shares of beneficial interest, par value $.001 per share. The Portfolio's shares are classified into three Classes--Class A, Class C and Class Y. Each share has one vote and shareholders will vote in the aggregate and not by Class, except as otherwise required by law.

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Portfolio. However, the Trust Agreement disclaims shareholder liability for acts or obligations of the Portfolio and requires that notice of such disclaimer be given in each agree-ment, obligation or instrument entered into or executed by the Portfolio or a Trustee. The Trust Agreement provides for indemnification from the Portfolio's property for all losses and expenses of any shareholder held personally liable for the obligations of the Portfolio. Thus, the risk of a shareholder incur-ring financial loss on account of a shareholder liability is limited to cir-cumstances in which the Portfolio itself would be unable to meet its obliga-tions, a possibility which management believes is remote. Upon payment of any liability incurred by the Portfolio, the shareholder paying such liability will be entitled to reimbursement from the general assets of the Portfolio. The Fund's Trustees intend to conduct the operations of the Portfolio in a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Portfolio. As discussed under "Management of the Portfolio" in the Portfolio's Statement of Additional Information, the Portfolio ordinar-ily will not hold shareholder meetings; however, shareholders under certain circumstances may have the right to call a meeting of shareholders for the purpose of voting to remove Trustees.

To date, the Fund's Board has authorized the creation of seven portfolios of shares. All consideration received by the Fund for shares of one of the port-folios and all assets in which such consideration is invested will belong to that portfolio (subject only to the rights of creditors of the Fund) and will be subject to the liabilities related thereto. The assets attributable to, and the expenses of, one portfolio (and as to classes within a portfolio) are treated separately from those of the other portfolios (and classes). The Fund has the ability to create, from time to time, new portfolios of shares without shareholder approval.

Rule 18f-2 under the 1940 Act provides that any matter required to be submit-ted under the provisions of the 1940 Act or applicable state law or otherwise to the holders of the outstanding voting securities of an investment company, such as the Fund, will not be deemed to have been effectively acted upon un-less approved by the holders of a majority of the outstanding shares of each portfolio affected by such matter. Rule 18f-2 further provides that a portfo-lio shall be deemed to be affected by a matter unless it is clear that the interests of such portfolio in the matter are identical or that the matter does not affect any interest of such portfolio. However, the Rule exempts the selection of independent accountants and the election of Trustees from the separate voting requirements of the Rule 18F-2.

The Portfolio is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to shareholders of the Portfolio or any member of the public regarding the advisability of investing in the Portfolio. S&P's only ongoing relationship with Bear Stearns and its affiliates in connection with the Portfolio is the licensing for a fee of cer-tain S&P trademarks and trade names and the provision of access to the STARS ranking system through a publicly available subscription service of S&P. This license is terminable under circumstances generally described in the Portfo-lio's Statement of Additional Information under "Information About the Portfo-lio." BSFM will have no greater access to STARS than any other subscriber to MarketScope. S&P has no obligation to take the needs of Bear Stearns and its affiliates or shareholders of the Portfolio into consideration in operating the STARS system. S&P is not responsible for and has not participated in the determination of the securities to be purchased by the Portfolio. S&P has ad-vised that its Equity Services Group which publishes STARS, operates indepen-dently of, and has no access to information obtained by, Standard & Poor's Ratings Services, and may in its regular operations obtain information of a confidential nature.

The Transfer Agent maintains a record of share ownership and will send confir-mations and statements of account.

Shareholder inquiries may be made by writing to the Fund at PFPC Inc., Atten-tion: STARS Portfolio, P.O. Box 8960, Wilmington, Delaware 19899-8960, by calling 1-800-447-1139 or by calling Bear Stearns at 1-800-766-4111.

                                   Appendix

INVESTMENT TECHNIQUES

In connection with its investment objective and policies, the Portfolio may employ, among others, the following investment techniques which may involve certain risks. Options transactions involve "derivative securities."

OPTIONS TRANSACTIONS

The Portfolio may write and sell covered call option contracts to the extent of 20% of the value of its net assets at the time such option contracts are written and may purchase call options to close such positions. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at the exercise price at any time during the option period.

The Portfolio may purchase call and put options on stock indexes listed on U.S. securities exchanges. A stock index fluctuates with changes in the market values of the stocks included in the index. Because the value of an index op-tion depends upon movements in the level of the index rather than the price of a particular stock, whether the Portfolio will realize a gain or loss from purchasing options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular stock.

The Portfolio is permitted to invest in put options in respect of specific se-curities (or groups or "baskets" of specific securities) in which it may in-vest. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at the exercise price at any time during the option period.

The Portfolio may not invest more than 5% of its assets, represented by the premium paid, in the purchase of options at any one time.

Successful use by the Portfolio of options will be subject to BSFM's ability to predict correctly movement in the direction of individual stocks or the stock market generally. To the extent BSFM's predictions are incorrect, the Portfolio may incur losses which could adversely affect the value of a share-holder's investment.

LENDING PORTFOLIO SECURITIES

From time to time, the Portfolio may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. Such loans may not exceed 33 1/3% of the value of its total assets. In connection with such loans, the Portfolio will receive collateral consisting of cash, U.S. Government securities or irrevoca-ble letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The Portfolio can increase its income through the investment of such collateral. The Portfolio continues to be entitled to payments in amounts equal to the in-terest, dividends and other distributions payable on the loaned security and receives interest on the amount of the loan. Such loans will be terminable at any time upon specified notice. The Portfolio might experience risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Portfolio.

BORROWING MONEY

As a fundamental policy, the Portfolio is permitted to borrow to the extent permitted under the 1940 Act. The 1940 Act permits an investment company to borrow in an amount up to 33 1/3% of the value of such company's total assets. However, the Portfolio currently intends to borrow money only for temporary or emergency (not leveraging) purposes, in an amount up to 15% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of its total assets, the Portfolio will not make any additional investments.

CERTAIN PORTFOLIO SECURITIES

AMERICAN DEPOSITARY RECEIPTS

The Portfolio may invest in the securities of foreign issuers in the form of American Depositary Receipts ("ADRs"). These securities may not necessarily be denominated in the same currency as the securities into which they may be con-verted. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. The Portfolio may invest in ADRs through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored fa-cility frequently is under no obligation to distribute shareholder communica-tions received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited se-curities.

MONEY MARKET INSTRUMENTS

The Portfolio may invest, in the circumstances described under "Description of the STARS Portfolio--Management Policies," in the following types of money market instruments, each of which at the time of purchase must have or be deemed to have under rules of the Securities and Exchange Commission remaining maturities of 13 months or less.

U.S. GOVERNMENT SECURITIES

The Portfolio may purchase securities issued or guaranteed by the U.S. Govern-ment or its agencies or instrumentalities, which include U.S. Treasury securi-ties that differ in their interest rates, maturities and times of issuance. Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years. Some obligations issued or guar-anteed by U.S. Government agencies and instrumentalities, for example, Govern-ment National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, by the right of the issuer to borrow from the U.S. Treasury; others, such as those issued by the Federal National Mortgage Asso-ciation, by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others, such as those issued by the Student Loan Marketing Association, only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. Principal and interest may fluctuate based on generally recognized reference rates or the relationship of rates. While the U.S. Government pro-vides financial support to such U.S. Government-sponsored agencies or instru-mentalities, no assurance can be given that it will always do so, because it is not so obligated by law.

BANK OBLIGATIONS

The Portfolio may purchase certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign sub-sidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. With respect to such securities issued by for-eign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, the Portfolio may be subject to additional investment risks that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic is-suers. Such risks include possible future political and economic developments, the possible imposition of foreign withholding taxes on interest income pay-able on the securities, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely af-fect the payment of principal and interest on these securities and the possi-ble seizure or nationalization of foreign deposits.

Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by the Portfolio will not benefit from insurance from the Bank In-surance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation. The Portfolio will not invest more than 15% of the value of its net assets in time deposits maturing in more than seven days and in other securities that are illiquid.

Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include unin-sured, direct obligations bearing fixed, floating or variable interest rates.

REPURCHASE AGREEMENTS

Repurchase agreements involve the acquisition by the Portfolio of an under-lying debt instrument, subject to an obligation of the seller to repurchase, and the Portfolio to resell, the instrument at a fixed price usually not more than one week after its purchase. Certain costs may be incurred by the Portfo-lio in connection with the sale of the securities if the seller does not re-purchase them in accordance with the repurchase agreement. In addition, if bankruptcy proceedings are commenced with respect to the seller of the securi-ties, realization on the securities by the Portfolio may be delayed or limit-ed.

COMMERCIAL PAPER AND OTHER SHORT-TERM CORPORATE OBLIGATIONS

Commercial paper consists of short-term, unsecured promissory notes issued to finance short-term credit needs. The commercial paper purchased by the Portfo-lio will consist only of direct obligations which, at the time of their pur-chase, are (a) rated not lower than Prime-1 by Moody's Investors Service Inc. ("Moody's"), A-1 by the S&P Ratings Group (which operates separately from and independently of S&P's Equity Services Group, which publishes STARS), F-1 by Fitch Investors Service L.P. ("Fitch") or Duff-1 by Duff & Phelps Credit Rat-ing Co. ("Duff"), (b) issued by companies having an outstanding unsecured debt issue currently rated not lower than Aa3 by Moody's or AA- by S&P, Fitch or Duff, or (c) if unrated, determined by BSFM to be of comparable quality to those rated obligations which may be purchased by the Portfolio. The Portfolio may purchase floating and variable rate demand notes and bonds, which are ob-ligations ordinarily having stated maturities in excess of one year, but which permit the holder to demand payment of principal at any time or at specified intervals.

INVESTMENT COMPANY SECURITIES

The Portfolio may invest in securities issued by other investment companies which are ranked by STARS. Under the 1940 Act, the Portfolio's investment in such securities currently is limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Port-folio's total assets with respect to any one investment company and (iii) 10% of the Portfolio's total assets in the aggregate. Investments in the securi-ties of other investment companies will involve duplication of advisory fees and certain other expenses.

ILLIQUID SECURITIES

The Portfolio may invest up to 15% of the value of its net assets in securi-ties as to which a liquid trading market does not exist, provided such invest-ments are consistent with its investment objective. Such securities may in-clude securities that are not readily marketable, such as certain securities that are subject to legal or contractual restrictions on resale and repurchase agreements providing for settlement in more than seven days after notice. As to these securities, the Portfolio is subject to a risk that should it desire to sell them when a ready buyer is not available at a price it deems represen-tative of their value, the value of its net assets could be adversely affect-ed.

The
Bear Stearns
Funds


245 Park Avenue
New York, NY 10167
1-800-766-4111

Distributor
Bear, Stearns & Co. Inc.
245 Park Avenue
New York, NY 10167

Investment Adviser
Bear Stearns Funds Management Inc.
245 Park Avenue
New York, NY 10167

Custodian
Custodial Trust Company
101 Carnegie Center
Princeton, NJ 08540

Transfer & Dividend
Disbursement Agent
PFPC Inc.
Bellevue Corporate Center
400 Bellevue Parkway
Wilmington, DE 19809

Counsel
Kramer, Levin, Naftalis & Frankel
919 Third Avenue
New York, NY 10022

Independent Auditors
Deloitte & Touche LLP
Two World Financial Center
New York, NY 10281-1434

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THE STARS PORTFOLIO'S PROSPECTUS AND IN THE STARS PORTFOLIO'S OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFER OF THE STARS PORTFOLIO'S SHARES, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND. THE STARS PORTFOLIO'S PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFERING MAY NOT LAWFULLY BE MADE.


                                                                    BSF-P-001-04

T H E   B E A R   S T E A R N S   F U N D S
2 4 5   P A R K   A V E N U E   N E W   Y O R K,   N Y   1 0 1 6 7   1 . 8 0 0
 . 7 6 6 . 4 1 1 1
PROSPECTUS

                              S&P STARS Portfolio

                              CLASS Y SHARES ONLY

S&P STARS PORTFOLIO (the "STARS Portfolio" or the "Portfolio") is a separate non-diversified portfolio of The Bear Stearns Funds (the "Fund"), an open-end management investment company, known as a mutual fund. The STARS Portfolio's investment objective is to provide investment results that exceed the total return of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Stock Index (the "S&P 500").

    o As its investment strategy, the investment adviser principally uses Standard & Poor's ("S&P") STock Appreciation Ranking System (or STARS) to identify a universe of securities in the highest category (which is five stars) to evaluate for purchase and in the lowest cat-egory (which is one star) to evaluate for short selling. The invest-ment adviser believes that this approach will provide opportunities to achieve performance that exceeds the S&P 500's total return.

By this Prospectus, Class Y shares of the STARS Portfolio are being offered. Class Y shares are sold at net asset value without a sales charge to investors whose minimum investment is $2.5 million. The STARS Portfolio issues other Classes of shares which have sales charges and different expenses which would affect performance. Investors desiring to obtain information about these other Classes of shares should call 1-800-766-4111 or ask their sales representative or the STARS Portfolio's distributor.

BEAR STEARNS FUNDS MANAGEMENT INC. ("BSFM"), a wholly-owned subsidiary of The Bear Stearns Companies Inc., serves as the Portfolio's investment adviser.

BEAR, STEARNS & CO. INC. ("Bear Stearns"), an affiliate of BSFM, serves as the Portfolio's distributor.

                            ----------------------

THIS PROSPECTUS SETS FORTH CONCISELY INFORMATION ABOUT THE PORTFOLIO THAT YOU SHOULD KNOW BEFORE INVESTING. IT SHOULD BE READ AND RETAINED FOR FUTURE REFER-ENCE.

Part B (also known as the Statement of Additional Information), dated June 30, 1997, which may be revised from time to time, provides a further discussion of certain areas in this Prospectus and other matters which may be of interest to some investors. It has been filed with the Securities and Exchange Commission and is incorporated herein by reference. For a free copy, write to the address or call one of the telephone numbers listed under "General Information" in this Prospectus.

                            ----------------------

Mutual fund shares are not deposits or obligations of, or guaranteed or en-dorsed by, any bank, and are not federally insured by the Federal Deposit In-surance Corporation, the Federal Reserve Board, or any other agency.

The net asset value of funds of this type will fluctuate.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               JUNE 30, 1997

                               Table of Contents


                                                                            PAGE
Fee Table..................................................................   3
Financial Highlights.......................................................   4
Description of the STARS Portfolio.........................................   5
  Risk Factors.............................................................   8
Management of the STARS Portfolio..........................................   9
How to Buy Shares..........................................................  11
Shareholder Services.......................................................  12
How to Redeem Shares.......................................................  13
Dividends, Distributions and Taxes.........................................  15
Performance Information....................................................  16
General Information........................................................  17
Appendix................................................................... A-1

                                   Fee Table

-------------------------------------------------------------------------------
                                                                        CLASS Y
-------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES
 Maximum Sales Load Imposed on Purchases (as a percentage of offering price)...............................................................  None
 Maximum Deferred Sales Charge Imposed on Redemptions (as a percentage of the amount subject to charge)......................................  None
ANNUAL STARS PORTFOLIO OPERATING EXPENSES*
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)
 Advisory Fees (after fee waiver)......................................   **
 12b-1 Fees............................................................  None
 Other Expenses (after expense reimbursement)**........................  1.00%
 Total STARS Portfolio Operating Expenses (after fee waiver and expense reimbursement)**......................................................  1.00%
EXAMPLE:
 You would pay the following expenses on a $1,000 investment, assuming
 (1) 5% annual return and (2) redemption at the end of each time period:
   1 YEAR..............................................................  $ 10
   3 YEARS.............................................................  $ 32
   5 YEARS.............................................................  $ 55
  10 YEARS.............................................................  $122


------


 *Prior to June 26, 1997, the Portfolio invested all of its assets in the S&P STARS Master (the "Master Series"), a series of S&P STARS Fund. The Master Se-ries had substantially the same investment objective, policies and restric-tions as the Portfolio.

**BSFM has undertaken to waive its advisory fee and assume certain expenses of the STARS Portfolio other than brokerage commissions, extraordinary items, in-terest and taxes to the extent Total STARS Portfolio Operating Expenses exceed 1.00% for Class Y after waiving a portion of its advisory fee, BSFM earned less than 0.01% of the Master Series average net asset in net advisory fees. Without such waiver and expense reimbursement, Advisory Fees stated above would be 0.75%, Other Expenses would be 1.24% and Total STARS Portfolio Oper-ating Expenses would be 2.20% for Class Y.

THE AMOUNTS LISTED IN THE EXAMPLE SHOULD NOT BE CONSIDERED AS REPRESENTATIVE OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE INDICATED. MOREOVER, WHILE THE EXAMPLE ASSUMES A 5% ANNUAL RETURN, THE STARS PORTFOLIO'S ACTUAL PERFORMANCE WILL VARY AND MAY RESULT IN AN ACTUAL RE-TURN GREATER OR LESS THAN 5%.

The purpose of the foregoing table is to assist you in understanding the costs and expenses borne by the STARS Portfolio and investors, the payment of which will reduce investors' annual return. In addition to the expenses noted above, the Fund will charge $7.50 for each wire redemption. See "How to Redeem Shares." For a description of the expense reimbursement or waiver arrangements in effect, see "Management of the STARS Portfolio."

                           Financial Highlights

The information in the table below covering the Portfolio's investment results for the periods indicated has been audited by Deloitte & Touche LLC. Further financial data and related notes appear in the Portfolio's Annual Report for the fiscal year ended March 31, 1997 which is incorporated by reference into the Portfolio's Statement of Additional Information which is available upon request.

Contained below is per share operating performance data, total investment re-turn, ratios to average net assets and other supplemental data for a Class Y shares of the Portfolio for the periods indicated. Prior to June 26, 1997, the Portfolio invested all of its assets in the S&P STARS Master Series, a series of S&P STARS Fund. The Master Series had substantially the same investment ob-jective, policies and restrictions as the Portfolio. This information has been derived from information in the STARS Portfolio's financial statements.

--------------------------------------------------------------------------------


                                                                FOR THE PERIOD
                                                 FOR THE FISCAL AUGUST 7, 1995*
                                                   YEAR ENDED       THROUGH
                                                 MARCH 31, 1997 MARCH 31, 1996
                                                 -------------- ---------------
                                                    CLASS Y         CLASS Y
                                                    -------         -------
PER SHARE OPERATING PERFORMANCE**
 Net asset value, beginning of period...........    $ 14.97         $14.13
                                                    -------         ------
 Net investment loss (1)........................      (0.02)          0.07
 Net realized and unrealized gain from Master
  Series (2)....................................       2.66           1.20
                                                    -------         ------
 Net increase in net assets resulting from oper-
  ations........................................       2.64           1.27
                                                    -------         ------
 Dividends and distributions to shareholders
  from:
 Net investment income..........................        --           (0.03)
 Net realized capital gains.....................      (1.38)         (0.40)
                                                    -------         ------
                                                      (1.38)         (0.43)
                                                    -------         ------
 Net asset value, end of period.................    $ 16.23         $14.97
                                                    =======         ======
 Total investment return for the period (3).....      17.48 %         9.09 %(6)
                                                    =======         ======
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (000's omitted)......    $14,763         $8,779
 Ratio of expenses to average net assets
  (1)(5)........................................       1.00 %         1.00 %(4)
 Ratio of net investment loss to average net as-
  sets (1)(5)...................................      (0.10)%         0.82 %(4)
 Decrease reflected in above expense ratios and
  net investment
  loss due to waivers and reimbursements (5)....       0.70 %         0.99 %(4)

------

 * Commencement of investment operations.

** Calculated based upon shares outstanding on the first and last day of the respective period, except for dividends and distributions, if any, which are based on actual shares outstanding on the dates of distributions.

(1) Reflects waivers and/or reimbursements.

(2) The amounts shown for a share outstanding throughout the respective periods are not in accord with the changes in the aggregate gains and losses in investments during the respective periods because of the timing of sales and repurchases of Portfolio shares in relation to fluctuating net asset value during the respective periods.

(3) Total investment return does not consider the effects of sales charges or contingent deferred sales charges. Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total investment return is not annualized.

(4) Annualized.

(5) Includes Portfolio's share of Master Series' expenses.

Contained below are ratios to average net assets and other supplemental data for the Master Series for the period April 5, 1995 (commencement of investment operations) to March 31, 1996. This information has been derived from informa-tion provided in the Master Series' financial statements.

RATIOS/SUPPLEMENTAL DATA
 Net assets, end of period (000's omitted)............................ $82,028
 Ratio of expenses to average net assets (1)(2).......................    0.19%
 Ratio of net investment income to average net assets (1)(2)..........    1.36%
 Decrease reflected in above expense ratios and net investment income
  due to waivers and reimbursements (2)...............................    0.91%
 Portfolio turnover rate (3)..........................................  295.97%
 Average commission rate per share.................................... $  0.06

------
(1) Reflects waivers and reimbursements.
(2) Annualized.
(3) Not annualized.

Further information about performance is contained in the STARS Portfolio's Annual Report, which may be obtained without charge by writing to the address or calling one of the telephone numbers listed under "General Information."

                      Description of the STARS Portfolio

GENERAL

The Fund is a "series fund," which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the Investment Company Act of 1940, as amended (the "1940 Act"), and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. As described below, for certain matters Fund shareholders vote together as a group; as to others they vote separately by portfolio. By this Prospectus, shares of the STARS Portfolio are being of-fered. From time to time, other portfolios may be established and sold pursu-ant to other offering documents. See "General Information."

INVESTMENT OBJECTIVE

The Portfolio's investment objective is to provide investment results that ex-ceed the total return of publicly traded common stocks, in the aggregate, as represented by the S&P 500. The Portfolio's investment objective cannot be changed without approval by the holders of a majority (as defined in the 1940
Act) of its outstanding voting shares.

There can be no assurance that the investment objective of the STARS Portfolio will be achieved.

STARS

STARS is S&P's proprietary stock ranking system. It is used by BSFM to iden-tify a universe of securities in the highest category to evaluate for purchase and in the lowest category to evaluate for short selling.

STARS ranks on a scale from five stars (highest) to one star (lowest) the stocks of approximately 1,100 issuers analyzed by S&P's research staff of se-curities analysts. STARS represents the evaluation of S&P's analysts of the short-term (up to 12 months) appreciation potential of the evaluated stocks. The rankings are as follows:

    ***** Buy--Expected to be among the best performers over the next 12 months and to rise in price.

    **** Accumulate--Expected to be an above-average performer.

    *** Hold--Expected to be an average performer.

    ** Avoid--Expected to be a below-average performer.

    * Sell--Expected to be a well-below-average performer and to fall in price.

STARS was introduced by S&P in January 1987. Since 1993, on average, the five star category has consisted of approximately 95 stocks, the four star category has consisted of approximately 375 stocks, the three star category has con-sisted of approximately 525 stocks, the two star category has consisted of ap-proximately 100 stocks, and the one star category has consisted of between ap-proximately 14 and 23 stocks. Rankings may change frequently as developments affecting individual securities and the markets are considered by the S&P ana-lysts.

For purposes of evaluating the performance of stocks in the various catego-ries--and thus of the performance of its analysts--S&P has created a model which initially gives equal weight by dollar amount to the stocks in the vari-ous categories, does not rebalance the portfolio based on changes in values or rankings and does not take into account dividends or transaction costs. STARS is only a model; it does not reflect actual investment performance. While its performance cannot be used to predict actual results, S&P believes it is use-ful in evaluating the capability of its analysts. Investors should recognize that the pool of S&P analysts changes and their past performance is not neces-sarily predictive of future results either of the model or of the STARS Port-folio.

    From January 1, 1987 through March 31, 1997:

                o The S&P 500 (measured on a total return basis, without divi-
                  dend reinvestment)* increased by [212.64]%.

                o The ranked stocks, measured as described above, changed in value as follows*:

                       o Five stars --+ 443.52%

                       o Four stars --+ 262.03%

                       o Three stars --+ 161.04%

                       o Two stars --+ 140.11%

                       o One star -- - 47.81%
------

* During this period, the average dividend yields on securities included in the S&P 500 and the securities ranked five stars were approximately [2.9]% and [1.9]%, respectively.

The Portfolio believes that this information should be used by investors only in their consideration that, historically, the five star stocks, measured as described above, have significantly outperformed lower ranked stocks and the one star stocks, similarly measured, have significantly underperformed the higher ranked stocks. THIS INFORMATION SHOULD NOT BE USED TO PREDICT WHETHER THE RESULTS WILL OCCUR IN THE FUTURE OR THE ACTUAL PERFORMANCE OF A PARTICULAR CATEGORY. STARS performance has been more volatile than that of conventional indices such as the Dow Jones Industrial Average and the S&P 500. In addition, at times, lower ranked STARS categories have out-performed higher ranked STARS categories and higher ranked STARS categories have under-performed the S&P
500. Specifically, the performance of five star and one star stocks has not consistently exceeded or fallen below the performance of the S&P 500. In some years, one star stocks have outperformed the S&P 500 as well as five star stocks; in other years, both one and five star stocks have outperformed the S&P 500. In 1994, one star stocks outperformed the S&P 500, which in turn outperformed five star stocks. In 1995, the S&P 500 outperformed five star stocks, which in turn outperformed one star stocks. Investors also should con-sider that the Portfolio is managed actively--and, thus, its performance will depend materially on BSFM's investment determinations--and will incur transac-tion and other costs, including management fees, which are not reflected in the foregoing information.

STARS is available to the public through various S&P publications. BSFM has access to STARS through S&P's MarketScope, a computer-accessed subscription service available for an annual fee, currently with more than 74,000 sub-scriber terminals.

MANAGEMENT POLICIES




The STARS Portfolio invests primarily in equity securities that, at the time of purchase, were ranked as five stars in STARS or at their time of short sale were ranked as one star in STARS.

As its investment strategy, BSFM uses STARS to identify a universe of securi-ties in the five star category to evaluate for purchase and in the one star category to evaluate for short selling. BSFM anticipates that at least 85% of the value of the STARS Portfolio's total assets (except when maintaining a temporary defensive position) will be invested in common stocks that, at their time of purchase, were ranked as five stars in STARS or, at their time of short sale, were ranked as one star in STARS. The STARS Portfolio may invest up to 15% of its assets in common stocks without regard to STARS ranking, if BSFM believes that such securities offer opportunities for capital apprecia-tion BSFM will not seek to replicate STARS performance and will not necessar-ily sell a security once it has been downgraded from five stars or cover a short position once it has been upgraded from one star. From time to time, certain closed-end investment companies are ranked by STARS and will be eligi-ble for purchase by the STARS Portfolio. Subsequent market appreciation of a security or changes in total assets due to subscriptions and redemptions or dividends or distributions to shareholders will not by themselves cause a vio-lation of this investment policy. In addition, a subsequent downgrade of a five star ranked security (or a subsequent upgrade of a one-star security that has been sold short) will cause the security to be included in the 15% calcu-lation, but will not by itself cause the Portfolio to violate this limitation. If at any time, however, the Portfolio exceeds the 15% limitation, the Portfo-lio will not purchase additional non-five star ranked securities or sell short additional non-one star ranked securities. The STARS Portfolio may invest, in anticipation of investing cash positions and, without limitation, for tempo-rary defensive purposes, in money market instruments consisting of U.S. Gov-ernment securities, certificates of deposit, time deposits, bankers' accept-ances, short-term investment grade corporate bonds and other short-term debt instruments, and repurchase agreements, as set forth in the Appendix. The Portfolio will not count money market instruments for purposes of determining compliance with the 15% limitation.

INVESTMENT TECHNIQUES

The Portfolio may engage in various investment techniques, such as short sell-ing, lending portfolio securities, and options transactions, each of which in-volves risk. Options transactions involve "derivative securities." Short sell-ing is discussed below. For a discussion of these other investment techniques and their related risks, see "Appendix--Investment Techniques" and "Risk Fac-tors" below.

Short sales are transactions in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Master Series must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the se-curity borrowed by purchasing it at the market price at the time of replace-ment. The price at such time may be more or less than the price at which the security was sold by the Portfolio. Until the security is replaced, the Portfolio is required to pay to the lender amounts equal to any dividend which accrues during the period of the loan. To borrow the security, the Portfolio also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until the Portfolio replaces a borrowed security in connection with a short sale, the Portfolio will: (a) maintain daily a segregated account, containing cash, cash equivalents or U.S. Government securities, at such a level that the amount deposited in the account plus the amount deposited with the broker as collateral always equals the current value of the security sold short; or (b) otherwise cover its short position in accordance with positions taken by the Staff of the Securities and Exchange Commission.

The Portfolio will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. The Portfolio will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or amounts in lieu of interest the Portfolio may be required to pay in connection with a short sale. The Portfolio may purchase call options to provide a hedge against an increase in the price of a security sold short by the Master Series. See "Appendix--In-vestment Techniques--Options Transactions."

The Portfolio anticipates that the frequency of short sales will vary substan-tially in different periods, and it does not intend that any specified portion of its assets, as a matter of practice, will be invested in short sales. How-ever, no securities will be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 25% of the value of the Portfolio's net assets. The Portfolio may not sell short the securities of any single issuer listed on a national securities ex-change to the extent of more than 5% of the value of its net assets. The Port-folio may not sell short the securities of any class of an issuer to the ex-tent, at the time of the transaction, of more than 2% of the outstanding secu-rities of that class.

In addition to the short sales discussed above, the Portfolio may make short sales "against the box," a transaction in which the Portfolio enters into a short sale of a security which the Portfolio owns. The proceeds of the short sale will be held by a broker until the settlement date at which time the Portfolio delivers the security to close the short position. The Portfolio re-ceives the net proceeds from the short sale. The Portfolio at no time will have more than 15% of the value of its net assets in deposits on short sales against the box. It currently is anticipated that the Portfolio will make short sales against the box for purposes of protecting the value of the Port-folio's net assets.

CERTAIN FUNDAMENTAL POLICIES

The STARS Portfolio may (i) borrow money to the extent permitted under the 1940 Act; and (ii) invest up to 25% of the value of its total assets in the securities of issuers in a single industry, provided that there is no such limitation on investments in securities issued or guaranteed by the U.S. Gov-ernment, its agencies or instrumentalities. This paragraph describes fundamen-tal policies that cannot be changed as to the STARS Portfolio without approval by the holders of a majority (as defined in the 1940 Act) of the outstanding voting securities of the STARS Portfolio. See "Investment Objective and Man-agement Policies--Investment Restrictions" in the Statement of Additional In-formation.

CERTAIN ADDITIONAL NON-FUNDAMENTAL POLICIES

The STARS Portfolio may (i) purchase securities of any company having less than three years' continuous operation (including operations of any predeces-sors) if such purchase does not cause the value of its investments in all such companies to exceed 5% of the value of its total assets; (ii) pledge, hypothe-cate, mortgage or otherwise encumber its assets, but only to secure permitted borrowings; and (iii) invest up to 15% of the value of its net assets in re-purchase agreements providing for settlement in more than seven days after no-tice and in other illiquid securities. See "Investment Objective and Manage-ment Policies--Investment Restrictions" in the Statement of Additional Infor-mation.

RISK FACTORS

No investment is free from risk. Investing in the STARS Portfolio will subject investors to certain risks which should be considered.

NET ASSET VALUE FLUCTUATIONS

The Portfolio's net asset value is not fixed and should be expected to fluctu-ate. Investors should purchase STARS Portfolio shares only as a supplement to an overall investment program and only if investors are willing to undertake the risks involved, including the potential loss of a significant portion of their investment.

EQUITY SECURITIES

Investors should be aware that equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and that fluctuations can be pronounced. Changes in the value of the common stocks held by the Portfolio will result in changes in the value of its shares and thus its yield and total return to investors.

STARS PERFORMANCE

STARS rankings are the subjective determination of S&P's analysts. The pool of these analysts changes. Past performance of securities and issuers included in STARS cannot be used to predict future results of the Portfolio, which is man-aged actively by BSFM and the results of which should be expected to vary from the performance of STARS. None of the STARS Portfolio, Bear Stearns or BSFM have any ongoing relationship with S&P regarding the STARS Portfolio other than the right for a fee to use the S&P, Standard & Poor's and STARS trade-marks in connection with the management of mutual funds and access to STARS through S&P's publicly available subscription service.

CERTAIN INVESTMENT TECHNIQUES
The use of investment techniques, such as short selling, lending portfolio se-curities and engaging in options transactions, involves greater risk than that incurred by many other funds with a similar objective. See "Appendix--Invest-ment Techniques."

The Portfolio's ability to engage in certain short-term transactions may be limited by the requirement that, to qualify as a regulated investment company, it must earn less than 30% of its gross income from the disposition of securi-ties held for less than three months. This 30% test limits the extent to which the Portfolio may sell securities held for less than three months, effect short sales of securities held for less than three months, and write options expiring in less than three months, among other strategies. Except for this requirement, the amount of portfolio activity will not be a limiting factor when making portfolio decisions. Under normal market conditions, the turnover rate of the Portfolio generally will not exceed 150%. However, the portfolio turnover rate may exceed this rate when the BSFM believes the anticipated ben-efits of short-term investments outweigh any increase in transaction costs or increase in short-term gains. Higher portfolio turnover rates are likely to result in comparatively greater brokerage commissions or transaction costs. Short-term gains realized from portfolio transactions are taxable to share-holders as ordinary income. See "Portfolio Transactions" in the STARS Portfo-lio's Statement of Additional Information.

NON-DIVERSIFIED STATUS

The STARS Portfolio's classification as a "non-diversified" investment company means that the proportion of its assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. A "diversified" investment company is required by the 1940 Act generally, with respect to 75% of its to-tal assets, to invest not more than 5% of such assets in the securities of a single issuer and to hold not more than 10% of the outstanding voting securi-ties of a single issuer. However, the Portfolio intends to conduct its opera-tions so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended (the "Code"), which requires that, at the end of each quarter of its taxable year, (i) at least 50% of the market value of the Portfolio's total assets be invested in cash, U.S. Government se-curities, the securities of other regulated investment companies and other se-curities, with such other securities of any one issuer limited for the pur-poses of this calculation to an amount not greater than 5% of the value of the Portfolio's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets be in-vested in the securities of any one issuer (other than U.S. Government securi-ties or the securities of other regulated investment companies). Since a rela-tively high percentage of the Portfolio's assets may be invested in the secu-rities of a limited number of issuers, some of which may be within the same industry or economic sector, the Portfolio's securities may be more suscepti-ble to any single economic, political or regulatory occurrence than the port-folio securities of a diversified investment company.

SIMULTANEOUS INVESTMENTS

Investment decisions for the Portfolio are made independently from those of other investment companies or accounts advised by BSFM. However, if such other investment companies or accounts are prepared to invest in, or desire to dispose of, securities of the type in which the Portfolio invests at the same time as the Portfolio, available in-vestments or opportunities for sales will be allocated equitably to each. In some cases, this procedure may adversely affect the size of the position ob-tained for or disposed of by the STARS Portfolio or the price paid or received by the Portfolio.

                       Management of the STARS Portfolio

BOARD OF TRUSTEES

The STARS Portfolio's business affairs are managed under the general supervi-sion of the Fund's Board of Trustees. The STARS Portfolio's Statement of Addi-tional Information contains the name and general business experience of each Trustee.

INVESTMENT ADVISER

The Portfolio's investment adviser is BSFM, a wholly-owned subsidiary of The Bear Stearns Companies Inc., which is located at 245 Park Avenue, New York, New York 10167. The Bear Stearns Companies Inc. is a holding company which, through its subsidiaries including its principal subsidiary, Bear Stearns, is a leading United States investment banking, securities trading and brokerage firm serving United States and foreign corporations, governments and institu-tional and individual investors. BSFM is a registered investment adviser and offers, either directly or through affiliates, investment advisory and admin-istrative services to open-end and closed-end investment funds and other man-aged pooled investment vehicles with net assets at March 31, 1997 of over $2.8 billion.

BSFM serves as investment adviser of the Portfolio under an Investment Advi-sory Agreement between BSFM and the Portfolio, subject to the overall author-ity of the Fund's Board of Trustees in accordance with Massachusetts law. The Portfolio's principal portfolio manager is Robert S. Reitzes. Mr. Reitzes joined Bear Stearns Asset Management in 1994 as Director of Mutual Funds-Bear Stearns Asset Management and Senior Managing Director of Bear Stearns. From 1991 until 1994, he was Co-Director of Research and Senior Chemical Analyst at C.J. Lawrence/Deutsche Bank Securities Corp. For six years prior thereto, Mr. Reitzes was employed by Mabon, Nugent & Co. as Chief Investment Officer and Chemical Analyst.

Under the terms of the Investment Advisory Agreement, the Portfolio has agreed to pay BSFM a monthly fee at the annual rate of .75 of 1% of the Portfolio's average daily net assets. Prior to June 26, 1997, the Portfolio did not retain an investment adviser. Rather, the Portfolio invested all of its assets in the S&P STARS Master Series, a series of S&P STARS Fund, which was advised by BSFM. Accordingly, information contained in this Prospectus and Statement of Additional Information, to the extent it describes historical information re-garding fees, expenses and other portfolio information, reflects such results incurred by the Master Series. For the period April 3, 1995 (commencement of operations) through March 31, 1996, investment advisory fees payable amounted to $384,778 all of which was waived. BSFM reimbursed $4,424 and $79,750 of the Portfolio's and the Master Series' expenses, respectively, pursuant to a vol-untary undertaking by BSFM. For the fiscal year ended March 31, 1997, the in-vestment advisory fees payable amounted to $747,970. BSFM waived $699,997 of its advisory fee pursuant to an undertaking by BSFM resulting in net advisory fees of $47,973 paid by the Master Series.

Under the terms of an Administration Agreement with the Portfolio, BSFM gener-ally supervises all aspects of the operation of the STARS Portfolio, subject to the overall authority of the Fund's Board of Trustees in accordance with Massachusetts law. For providing administrative services to the STARS Portfo-lio, the Portfolio has agreed to pay BSFM a monthly fee at the annual rate of
 .15 of 1% of the STARS Portfolio's average daily net assets. Under the terms of an Administrative Services Agreement with the Portfolio, PFPC Inc. provides certain administrative services to the STARS Portfolio. For providing these services, PFPC Inc. is entitled to receive a monthly fee equal to an annual rate of .10 of 1% of the Portfolio's average daily net assets up to $200 mil-lion, .075 of 1% of the next $200 million, .05 of 1% of the next $200 million and .03 of 1% of net assets above $600 million, subject to a minimum annual fee of approximately $100,000 for the Portfolio.

Prior to June 26, 1997, PFPC Inc. provided certain administrative services to the STARS Portfolio. For providing these services, the Fund agreed to pay PFPC Inc. $5,500 per month. In addition, the Master Series will pay PFPC Interna-tional Ltd. an annual fee, as set forth below:


--------------------------------------------------------------------------------
MASTER SERIES                                      ANNUAL FEE AS A PERCENTAGE OF
AVERAGE NET ASSETS                                 AVERAGE DAILY NET ASSETS
--------------------------------------------------------------------------------
First $200 million................................          .12 of 1%
Next $200 million up to $400 million..............          .09 of 1%
Next $200 million up to $600 million..............          .075 of 1%
Assets in excess of $600 million. ................          .05 of 1%


The above-referenced fee is subject to a monthly minimum fee of $8,500.

For the period April 3, 1995 (commencement of operations) through March 31, 1996 and the fiscal year ended March 31, 1996, the Master Series paid PFPC In-ternational Ltd. a monthly fee at the effective annual rate of .12 of 1% of the Master Series' average daily net assets.

From time to time, BSFM may waive receipt of its fees and/or voluntarily as-sume certain STARS Portfolio expenses, which would have the effect of lowering the STARS Portfolio's expense ratio, as the case may be, and increasing yield to investors at the time such amounts are waived or assumed, as the case may be. The STARS Portfolio will not pay BSFM at a later time for any amounts it may waive, nor will it reimburse BSFM for any amounts it may assume.

Brokerage commissions may be paid to Bear Stearns for executing transactions if the use of Bear Stearns is likely to result in price and execution at least as favorable as those of other qualified broker-dealers. The allocation of brokerage transactions also may take into account a broker's sales of the STARS Portfolio's shares. See "Portfolio Transactions" in the Statement of Ad-ditional Information.

Bear Stearns has agreed to permit the Fund to use the name "Bear Stearns" or derivatives thereof as part of the Fund name for as long as the Investment Ad-visory Agreement is in effect.

DISTRIBUTOR

Bear Stearns, located at 245 Park Avenue, New York, New York 10167, serves as the STARS Portfolio's principal underwriter within the meaning of the 1940 Act and as distributor of the STARS Portfolio's shares pursuant to an agreement which is renewable annually.

CUSTODIAN AND TRANSFER AGENT

Custodial Trust Company, 101 Carnegie Center, Princeton, New Jersey 08540, an affiliate of Bear Stearns, is the Portfolio's custodian. PFPC Inc., Bellevue Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809, is the Portfolio's transfer agent, dividend disbursing agent and registrar (the "Transfer Agent"). The Transfer Agent also provides certain administrative services to the Portfolio.

EXPENSE LIMITATION

BSFM has undertaken until such time as it gives investors at least 60 days' notice to the contrary that, if in any fiscal year, certain expenses, includ-ing the investment advisory fee, exceed 1% of Class Y's average daily net as-sets for the fiscal year, BSFM may waive a portion of its investment advisory fee or bear other expenses to the extent of the excess expense.

                               How to Buy Shares

GENERAL

The minimum initial investment is $2.5 million. Subsequent investments may be made in any amount. Share certificates are issued only upon written request. The Portfolio reserves the right to reject any purchase order. The Portfolio reserves the right to vary the initial and subsequent investment minimum re-quirements at any time. Investments by employees of Bear Stearns and its af-filiates are not subject to the minimum investment requirement. In addition, accounts under management of Bear Stearns, its affiliates or authorized deal-ers are not subject to the minimum investment requirement.

Purchases of the Portfolio's shares may be made through a brokerage account maintained with Bear Stearns or through certain investment dealers who are
members of the National Association of Secu     -
rities Dealers, Inc. who have sales agreements with Bear Stearns (an "Autho-rized Dealer"). Purchases of the Portfolio's shares also may be made directly through the Transfer Agent. Investors must specify that Class Y is being pur-chased.

Purchases are effected at Class Y's net asset value per share next determined after a purchase order is received by Bear Stearns, an Authorized Dealer or the Transfer Agent (the "trade date"). Payment for Portfolio shares generally is due to Bear Stearns or the Authorized Dealer on the third business day (the "settlement date") after the trade date. Investors who make payment before the settlement date may permit the payment to be held in their brokerage accounts or may designate a temporary investment for payment until the settlement date. If a temporary investment is not designated, Bear Stearns or the Authorized Dealer will benefit from the temporary use of the funds if payment is made be-fore the settlement date.

PURCHASE PROCEDURES

Purchases through Bear Stearns account executives or Authorized Dealers may be made by check (except that a check drawn on a foreign bank will not be accept-ed), Federal Reserve draft or by wiring Federal Funds with funds held in bro-kerage accounts at Bear Stearns or the Authorized Dealer. Checks or Federal Reserve drafts should be made payable as follows: (i) to Bear Stearns or an investor's Authorized Dealer or (ii) to "STARS Portfolio--Class Y" if pur-chased directly from the Portfolio, and should be directed to the Transfer
Agent: PFPC Inc., Attention: STARS Portfolio--Class Y, P.O. Box 8960, Wilming-ton, Delaware 19899-8960. Direct overnight deliveries to PFPC, Inc., 400 Bellevue Parkway, Suite 108, Wilmington, Delaware 19809. Payment by check or Federal Reserve draft must be received within three business days of receipt of the purchase order by Bear Stearns or an Authorized Dealer. Shareholders may not purchase shares of the Portfolio with a check issued by a third party and endorsed over to the Portfolio. Orders placed directly with the Transfer Agent must be accompanied by payment. Bear Stearns (or an investor's Autho-rized Dealer) is responsible for forwarding payment promptly to the Fund. The Fund will charge $7.50 for each wire redemption. The payment proceeds of a re-demption of shares recently purchased by check may be delayed as described un-der "How to Redeem Shares."

Investors who are not Bear Stearns clients may purchase Portfolio shares through the Transfer Agent. To make an initial investment in the Portfolio, an investor must establish an account with the Portfolio by furnishing necessary information to the Fund. An account with the Portfolio may be established by completing and signing the Account Information Form indicating which Class of shares is being purchased, a copy of which is attached to this Prospectus, and mailing it, together with a check to cover the purchase, to PFPC Inc., Atten-tion: STARS Portfolio--Class Y, P.O. Box 8960, Wilmington, Delaware 19899-8960.

Subsequent purchases of shares may be made by checks made payable to the Fund and directed to the address set forth in the preceding paragraph.

Purchase orders received by Bear Stearns, an Authorized Dealer or the Transfer Agent before the close of regular trading on the New York Stock Exchange (cur-rently 4:00 p.m., New York time) on any day the Portfolio calculates its net asset value are priced according to the net asset value determined on that date. Purchase orders received after the close of trading on the New York Stock Exchange are priced as of the time the net asset value is next deter-mined.

Shares of the Portfolio are sold on a continuous basis. Net asset value per share is determined as of the close of regular trading on the floor of the New York Stock Exchange (currently 4:00 p.m., New York time) on each business day. The net asset value per share of Class Y of the Portfolio is computed by di-viding the value of the Portfolio's net assets represented by Class Y (i.e., the value of its assets less liabilities) by the total number of shares of Class Y outstanding. The Portfolio's investments are valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by, or in accordance with procedures estab-lished by, the Board of Trustees. For further information regarding the meth-ods employed in valuing the Portfolio's investments, see "Determination of Net Asset Value" in the Portfolio's Statement of Additional Information.

Federal regulations require that investors provide a certified Taxpayer Iden-tification Number (a "TIN") upon opening or reopening an account. See "Divi-dends, Distributions and Taxes." Failure to furnish a certified TIN to the Fund could subject the investor to backup withholding and a $50 penalty im-posed by the Internal Revenue Service (the "IRS").

                             Shareholder Services

EXCHANGE PRIVILEGE

The Exchange Privilege enables an investor to purchase, in exchange for Class Y shares of the Portfolio, Class Y shares of the Fund's other portfolios or shares of certain other funds sponsored or advised by Bear Stearns, including the Emerging Markets Debt Portfolio of Bear Stearns Investment Trust, and the Money Market Portfolio of The RBB Fund, Inc., to the extent such shares are offered for sale in the investor's state of residence. These funds have dif-ferent investment objectives which may be of interest to investors. To use this Privilege, investors should consult their account executive at Bear Stearns, their account executive at an Authorized Dealer or the Transfer Agent to determine if it is available and whether any conditions are imposed on its use.

To use this Privilege, exchange instructions must be given to the Transfer Agent in writing or by telephone. A shareholder wishing to make an exchange may do so by sending a written request to the Transfer Agent at the address given above in "How to Buy Shares--General." Shareholders are automatically provided with telephone exchange privileges when opening an account, unless they indicate on the account application that they do not wish to use this privilege. Shareholders holding share certificates are not eligible to ex-change shares of the Portfolio by phone because share certificates must accom-pany all exchange requests. To add this feature to an existing account that previously did not provide for this option, a Telephone Exchange Authorization Form must be filed with the Transfer Agent. This form is available from the Transfer Agent. Once this election has been made, the shareholder may contact the Transfer Agent by telephone at 1-800-447-1139 to request the exchange. During periods of substantial economic or market change, telephone exchanges may be difficult to complete and shareholders may have to submit exchange re-quests to the Transfer Agent in writing.

If the exchanging shareholder does not currently own Class Y shares of the portfolio or fund whose shares are being acquired, a new account will be es-tablished with the same registration, dividend and capital gain options and Authorized Dealer of record as the account from which shares are exchanged, unless otherwise specified in writing by the shareholder with all signatures guaranteed by an eligible guarantor institution as described below. The Ex-change Privilege may be modified or terminated at any time, or from time to time, by the Fund on 60 days' notice to the affected portfolio or fund share-holders. The Fund, BSFM and Bear Stearns will not be liable for any loss, lia-bility, cost or expense for acting upon telephone instructions that are rea-sonably believed to be genuine. In attempting to confirm that telephone in-structions are genuine, the Fund will use such procedures as are considered reasonable, including recording those instructions and requesting information as to account registration (such as the name in which an account is regis-tered, the account number, recent transactions in the account, and the account holder's Social Security number, address and/or bank).

Before any exchange, the investor must obtain and should review a copy of the current prospectus of the portfolio or fund into which the exchange is being made. Prospectuses may be obtained free of charge from Bear Stearns, any Au-thorized Dealer or the Transfer Agent. When establishing a new account by ex-change, the Class Y shares being exchanged must have a value of at least the minimum initial investment required for the portfolio or fund into which the exchange is being made; if making an exchange to an existing account, the dol-lar value must equal or exceed the applicable minimum for subsequent invest-ments. If any amount remains in the investment portfolio from which the ex-change is being made, such amount must not be below the minimum account value required by the Portfolio or Fund.

Class Y shares will be exchanged at the next determined net asset value. No fees currently are charged shareholders directly in connection with exchanges, although the Fund reserves the right, upon not less than 60 days' written no-tice, to charge shareholders a $5.00 fee in accordance with rules promulgated by the Securities and Exchange Commission. The Fund reserves the right to re-ject any exchange request in whole or in part. The Exchange Privilege may be modified or terminated at any time upon notice to shareholders.

The exchange of Class Y shares of one portfolio or fund for Class Y shares of another is treated for federal income tax purposes as a sale of the Class Y shares given in exchange by the shareholder and, therefore, an exchanging shareholder may realize a taxable gain or loss.

REDIRECTED DISTRIBUTION OPTION

The Redirected Distribution Option enables a shareholder to invest automati-cally dividends and/or capital gain distributions, if any, paid by the Portfo-lio in Class Y shares of another portfolio of the Fund or a fund advised or sponsored by Bear Stearns of which the shareholder is an investor, or the Money Market Portfolio of The RBB Fund, Inc. Shares of the other portfolio or fund will be purchased at the then-current net asset value.

This privilege is available only for existing accounts and may not be used to open new accounts. Minimum subsequent investments do not apply. The Fund may modify or terminate this privilege at any time or charge a service fee. No such fee currently is contemplated.

                             How to Redeem Shares

GENERAL

Investors may request redemption of Portfolio shares at any time. Redemption requests may be made as described below. When a request is received in proper form, the Portfolio will redeem the shares at the next determined net asset value. If the investor holds Portfolio shares of more than one Class, any re-quest for redemption must specify the Class of shares being redeemed. If the investor fails to specify the Class of shares to be redeemed or if the in-vestor owns fewer shares of the Class than specified to be redeemed, the re-demption request may be delayed until the Transfer Agent receives further in-structions from the investor, the investor's Bear Stearns account executive or the investor's Authorized Dealer. The Fund imposes no charges when shares are redeemed directly through Bear Stearns.

The STARS Portfolio ordinarily will make payment for all shares redeemed within three days after receipt by the Transfer Agent of a redemption request in proper form, except as provided by the rules of the Securities and Exchange Commission. However, if an investor has purchased STARS Portfolio shares by check and subsequently submits a redemption request by mail, the redemption proceeds will not be transmitted until the check used for investment has cleared, which may take up to 15 days. The Fund will reject requests to redeem shares by telephone or wire for a period of 15 days after receipt by the Transfer Agent of the purchase check against which such redemption is request-ed. This procedure does not apply to shares purchased by wire payment.

The Fund reserves the right to redeem investor accounts at its option upon not less than 60 days' written notice if the account's net asset value is $750 or less, for reasons other than market conditions, and remains so during the no-tice period.

REDEMPTION PROCEDURES


REDEMPTION THROUGH BEAR STEARNS OR AUTHORIZED DEALERS
Clients with a brokerage account may submit redemption requests to their ac-count executives or Authorized Dealers in person or by telephone, mail or wire. As the Fund's agent, Bear Stearns or Authorized Dealers may honor a re-demption request by repurchasing Fund shares from a redeeming shareholder at the shares' net asset value next computed after receipt of the request by Bear Stearns or the Authorized Dealer. Under normal circumstances, within three days, redemption proceeds will be paid by check or credited to the sharehold-er's brokerage account at the election of the shareholder. Bear Stearns ac-count executives or Authorized Dealers are responsible for promptly forwarding redemption requests to the Transfer Agent.

If an investor authorizes telephone redemption, the Transfer Agent may act on telephone instructions from any person representing himself or herself to be a representative of Bear Stearns or the Authorized Dealer and reasonably be-lieved by the Transfer Agent to be genuine. The Fund will require the Transfer Agent to employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine and, if it does not follow such procedures, the Transfer Agent or the Fund may be liable for any losses due to unauthorized or fraudulent instructions. Neither the Fund nor the Transfer Agent will be liable for following telephone instructions reason-ably believed to be genuine.

REDEMPTION THROUGH THE TRANSFER AGENT
Shareholders who are not clients with a brokerage account who wish to redeem shares must redeem their shares through the Transfer Agent by mail; other shareholders also may redeem Fund shares through the Transfer Agent. Mail redemption requests should be sent to the Transfer Agent at: PFPC Inc., Attention: STARS Portfolio--Class Y, P.O. Box 8960, Wilmington, Delaware 19899-8960.

ADDITIONAL INFORMATION ABOUT REDEMPTIONS
A shareholder may have redemption proceeds of $500 or more wired to the share-holder's brokerage account or a commercial bank account designated by the shareholder. A transaction fee of $7.50 will be charged for payments by wire. Questions about this option, or redemption requirements generally, should be referred to the shareholder's Bear Stearns account executive, to any Autho-rized Dealer, or to the Transfer Agent if the shares are not held in a broker-age account.

If share certificates have been issued, written redemption instructions, indi-cating the portfolio from which shares are to be redeemed, and duly endorsed share certificates, must be received by the Transfer Agent in proper form and signed exactly as the shares are registered. If the proceeds of the redemption would exceed $25,000, or if the proceeds are not to be paid to the record owner at the record address, or if the shareholder is a corporation, partner-ship, trust or fiduciary, signature(s) must be guaranteed by any eligible guarantor institution. A signature guarantee is designed to protect the share-holders and the Portfolio against fraudulent transactions by unauthorized per-sons. A signature guarantee may be obtained from a domestic bank or trust com-pany, broker, dealer, clearing agency or savings association who are partici-pants in a medallion program by the securities transfer association. The three recognized medallion programs are Securities Transfer Agent Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature Guarantees which are not a part of these programs will not be accepted. Please note that a notary public stamp or seal is not acceptable. The Fund reserves the right to amend or dis-continue its signature guarantee policy at any time and, with regard to a par-ticular redemption transaction, to require a signature guarantee at its dis-cretion. Any questions with respect to signature-guarantees should be directed to the Transfer Agent by calling 1-800-447-1139.

During times of drastic economic or market conditions, investors may experi-ence difficulty in contacting Bear Stearns or Authorized Dealers by telephone to request a redemption of Portfolio shares. In such cases, investors should consider using the other redemption procedures described herein. Use of these other redemption procedures may result in the redemption request being proc-essed at a later time than it would have been if telephone redemption had been used. During the delay, the Portfolio's net asset value may fluctuate.

                      Dividends, Distributions and Taxes

Dividends will be automatically reinvested in additional STARS Portfolio shares at net asset value, unless payment in cash is requested or dividends are redirected into another fund pursuant to the Redirected Distribution Op-tion.

The Portfolio ordinarily pays dividends from net investment income and dis-tributes net realized securities gains, if any, once a year, but it may make distributions on a more frequent basis to comply with the distribution re-quirements of the Code, in all events in a manner consistent with the provi-sions of the 1940 Act. The Portfolio will not make distributions from net re-alized securities gains unless capital loss carryovers, if any, have been uti-lized or have expired. Dividends are automatically reinvested in additional Class Y shares of the Portfolio at net asset value, unless payment in cash is requested or dividends are redirected into another fund pursuant to the Redi-rected Distribution Option. All expenses are accrued daily and deducted before declaration of dividends to investors.

Dividends derived from net investment income, together with distributions from net realized short-term securities gains and all or a portion of any gains re-alized from the sale or disposition of certain market discount bonds, paid by the Portfolio will be taxable to U.S. shareholders as ordinary income whether received in cash or reinvested in additional shares of the Portfolio or redi-rected into another portfolio or fund. Distributions from net realized long-term securities gains of the Portfolio will be taxable to U.S. shareholders as long-term capital gains for federal income tax purposes, regardless of how long shareholders have held their Portfolio's shares and whether such distri-butions are received in cash or reinvested in, or redirected into other, shares. The Code provides that the net capital gain of an individual generally will not be subject to federal income tax at a rate in excess of 28%. Divi-dends and distributions may be subject to state and local taxes.

Dividends, together with distributions from net realized short-term securities gains and all or a portion of any gains realized from the sale or other dispo-sition of certain market discount bonds, paid

--------------------------------------------------------------------------------
THE  BEAR STEARNS FUNDS
--------------------------------------------------------------------------------

    ACCOUNT INFORMATION FORM

(1) ACCOUNT TYPE  (Please print; indicate only one registration type)

    [_] INDIVIDUAL     [_] JOINT TENANT

    ----------------------------------------------------------------------------
    NAME

    ----------------------------------------------------------------------------
    JOINT REGISTRANT, IF ANY  (SEE NOTES 1 AND 2)

    ___ ___ ___ - ___ ___ - ___ ___ ___ ___   ___ ___ - ___ ___ ___ ___ ___ ___
    SOCIAL SECURITY NUMBER OF PRIMARY OWNER   TAXPAYER IDENTIFICATION NUMBER

    (1) Use only the Social Security number or Taxpayer Identification Number of the first listed joint tenant.

    (2) For joint registrations, the account registrants will be joint tenants with right of survivorship and not tenants in common unless tenants in common or community property registrations are requested.

    ============================================================================
    [_] UNIFORM GIFT TO MINORS, OR  [_] UNIFORM TRANSFER TO MINORS (WHERE
                                        ALLOWED BY LAW)

    ----------------------------------------------------------------------------
    NAME OF ADULT CUSTODIAN (ONLY ONE PERMITTED)

    ----------------------------------------------------------------------------
    NAME OF MINOR (ONLY ONE PERMITTED)

    Under the                                   Uniform Gift/Transfers to
             -----------------------------------
                 STATE RESIDENCE OF MINOR
    Minors Act.

    ___ ___ / ___ ___ / ___ ___        ___ ___ ___ - ___ ___ - ___ ___ ___ ___
    MINOR'S DATE OF BIRTH              MINOR'S SOCIAL SECURITY NUMBER (REQUIRED
                                       TO OPEN ACCOUNT)

    ============================================================================
    [_] CORPORATION      [_] PARTNERSHIP       [_] TRUST*       [_] OTHER

    ----------------------------------------------------------------------------
    NAME OF CORPORATION, PARTNERSHIP, OR OTHER

    ----------------------------------------------------------------------------
    NAME(S) OF TRUSTEE(S)                          DATE OF THE TRUST AGREEMENT

    ___ ___ ___ - ___ ___ - ___ ___ ___ ___
    SOCIAL SECURITY NUMBER (REQUIRED TO OPEN ACCOUNT)

    ___ ___ - ___ ___ ___ ___ ___ ___
    TAXPAYER IDENTIFICATION NUMBER (REQUIRED TO OPEN ACCOUNT)

    * If a Trust, include date of trust instrument and list of trustees if they are to be named in the registration.

(2) MAILING ADDRESS

    ----------------------------------------------------------------------------
    STREET OR P.O. BOX                                       APARTMENT NUMBER

    ----------------------------------------------------------------------------
    CITY                                 STATE               ZIP CODE
    (     )                              (     )
    ------------------------------------ ---------------------------------------
    DAY TELEPHONE                        EVENING TELEPHONE

(3) INVESTMENT INFORMATION

    METHOD OF INVESTMENT

    [_] I have enclosed a check for a minimum initial investment of $2,500,000 per Fund.
    [_] I will wire the minimum initial investment of $2,500,000 per Fund.
    [_] I have enclosed a check for an additional investment of $ ____________
        per Fund.
    [_] I will wire an additional investment of $  ___________________________
        per Fund.
    [_] I purchased _____________________ shares of  _________________________
        through my broker on ____/____/____. Confirm # _______________.


                          NOT PART OF THE PROSPECTUS

(3) INVESTMENT INFORMATION continued

    WIRING INSTRUCTIONS

    A. Telephone the Fund's transfer agent, PFPC Inc., toll-free (800) 447-1139, and provide them with your name, address, telephone number, Social Security or Taxpayer Identification Number, the Fund or Funds selected, the amount being wired, and by which bank. PFPC Inc. will then provide a Fund account number. (Investors with existing accounts should also notify the Fund's transfer agent prior to wiring funds.)

    B. Instruct your bank or broker to wire the specified amount, together with your assigned account number, to the Transfer Agent:
                      PFPC Inc.
                      ABA-0310-0005-3
                      Credit account number: 86-1030-3398
                      From: (name of investor)
                      Account number: (investor's account number with the Fund) For purchase of:(name of the Fund)
                      Amount:(amount to be invested)

    PLEASE MAKE MY INVESTMENT IN THE FUNDS DESIGNATED BELOW:
    ----------------------------------------------------------------------------
    Class Y             Bear Stearns Funds              Investment Amount
    ----------------------------------------------------------------------------
                        S&P STARS Portfolio              $
    ------------                                          ----------------------
                        Large Cap Value Portfolio        $
    ------------                                          ----------------------
                        Small Cap Value Portfolio        $
    ------------                                          ----------------------
                        Total Return Bond Portfolio      $
    ------------                                          ----------------------
                        The Insiders Select Fund         $
    ------------                                          ----------------------
                        Money Market Portfolio           $
    ------------                                          ----------------------
                        Focus List Portfolio             $
    ------------                                          ----------------------
                        Emerging Markets Debt Portfolio  $
    ------------                                          ----------------------

                        TOTAL INVESTMENT AMOUNT          $
                                                          ======================
    Note: All shares purchased will be held in a shareholder account for the investor at the Transfer Agent. Checks drawn on foreign banks and checks made payable to persons or entities other than the Fund will not be accepted. Checks should be made payable to the Fund which you are investing in.

(4) DISTRIBUTION OPTIONS

    DIVIDENDS AND CAPITAL GAINS MAY BE REINVESTED OR PAID BY CHECK. IF NO OPTIONS ARE SELECTED BELOW, BOTH DIVIDENDS AND CAPITAL GAINS WILL BE REINVESTED IN ADDITIONAL FUND SHARES.

    Dividends         [_] Pay by check.  [_] Reinvest.
    Capital Gains     [_] Pay by check.  [_] Reinvest.

    The Redirected Distribution Option allows an investor to have dividends and any other distributions from a Fund automatically used to purchase shares of the same class of any other Fund. The receiving account must be in the same name as your existing account.

    [_] Please reinvest dividends and capital gains from the
        ____________________________ to the __________________________ .
              (NAME OF FUND)                     (NAME OF FUND)

    If you elect to have distributions paid by check, distributions will be sent to the address of record. Distributions may also be sent to another payee:

    ----------------------------------------------------------------------------
    NAME

    ----------------------------------------------------------------------------
    STREET OR P.O. BOX                                       APARTMENT NUMBER

    ----------------------------------------------------------------------------
    CITY                                     STATE           ZIP CODE

    ============================================================================
    OPTIONAL FEATURES

(5) TELEPHONE EXCHANGE PRIVILEGE

    Unless indicated below, I authorize the Transfer Agent to accept instructions from any persons to exchange shares in my account(s) by telephone, in accordance with the procedures and conditions set forth in the Fund's current prospectus.

    [_] I DO NOT want the Telephone Exchange Privilege.

(6) TELEPHONE REDEMPTION PRIVILEGE

    [_] I authorize the Transfer Agent to accept instructions from any person to redeem shares in my account(s) by telephone, in accordance with the procedures and conditions set forth in the Fund's current prospectus.

    Checks for redemption of proceeds will be sent by check via U.S. Mail to the address of record, unless the information in Section 7 is completed for redemption by wire of $500 or more.


                          NOT PART OF THE PROSPECTUS

(7) BANK OF RECORD (FOR TELEPHONE REDEMPTIONS)

    PLEASE ATTACH A VOIDED CHECK (FOR ELECTRONIC CREDIT TO YOUR CHECKING ACCOUNT) IN THE SPACE PROVIDED IN SECTION 11.

    ----------------------------------------------------------------------------
    BANK NAME

    ----------------------------------------------------------------------------
    STREET OR P.O. BOX                               APARTMENT NUMBER

    ----------------------------------------------------------------------------
    CITY                              STATE          ZIP CODE

    ----------------------------------------------------------------------------
    BANK ABA NUMBER             BANK ACCOUNT NUMBER

    ----------------------------------------------------------------------------
    ACCOUNT NAME

(8) SIGNATURE AND TAXPAYER CERTIFICATION

    The undersigned warrants that I(we) have full authority and, if a natural person, I(we) am(are) of legal age to purchase shares pursuant to this Account Information Form, and have received a current prospectus for the Bear Stearns Fund(s) in which I(we) am(are) investing. THE UNDERSIGNED ACKNOWLEDGES THAT THE TELEPHONE EXCHANGE PRIVILEGE IS AUTOMATIC AND THAT I(WE) MAY BEAR THE RISK OF LOSS IN EVENT OF FRAUDULENT USE OF THE PRIVILEGE. If I(we) do not want the Telephone Exchange Privilege, I(we) have so indicated on this Account Information Form.

    Under the Interest and Dividend Tax Compliance Act of 1983, the Fund is required to have the following certification:

    Under penalty of perjury, I certify that:

    (1) The number shown on this form is my correct taxpayer identification number (or I am waiting for a number to be issued to me), and

    (2) I am not subject to backup withholding because (a) I am exempt from backup withholding or (b) I have not been notified by the IRS that I am subject to 31% backup withholding as a result of a failure to report all interest or dividends or (c) the IRS has notified me that I am no longer subject to backup withholding.

    Certification Instructions -- You must cross out item (2) above if you have been notified by the IRS that you are currently subject to backup withholding because of underreporting of interest or dividends on your tax return. MUTUAL FUND SHARES ARE NOT DEPOSITS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION, NOR ARE THEY INSURED BY THE FDIC. INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.


    [_] Exempt from backup withholding

    [_] Nonresident alien (Form W-8 attached)
                                              ----------------------------------
                                              Country of Citizenship

    ----------------------------------------------------------------------------
    Authorized Signature             Title                               Date

    ----------------------------------------------------------------------------
    Authorized Signature             Title                               Date

(9) FOR AUTHORIZED DEALER USE ONLY (PLEASE PRINT)

    We hereby authorize the Transfer Agent to act as our agent in connection with the transactions authorized by the Account Information Form. If this Account Information Form includes a Telephone Exchange Privilege authorization or a Telephone Redemption Privilege, we guarantee the signature(s) above.

    ----------------------------------------------------------------------------
    DEALER'S NAME                                            DEALER NUMBER

    ----------------------------------------------------------------------------
    MAIN OFFICE ADDRESS                                      BRANCH NUMBER

    ----------------------------------------------------------------------------
    REPRESENTATIVE'S NAME                                    REP. NUMBER
                                                             (     )
    -------------------------------------------------------- -------------------
    BRANCH ADDRESS                                           TELEPHONE NUMBER

    ----------------------------------------------------------------------------
    AUTHORIZED SIGNATURE OF DEALER            TITLE                DATE

(10)ADDITIONAL ACCOUNT STATEMENTS (Please Print)

    In addition to myself and my representative, please send copies of my account statements to:

    -------------------------------------  -------------------------------------
    NAME                                   NAME

    -------------------------------------  -------------------------------------
    ADDRESS                                ADDRESS

    -------------------------------------  -------------------------------------
    CITY, STATE, ZIP CODE                  CITY, STATE, ZIP CODE


                          NOT PART OF THE PROSPECTUS

(11) IF YOU ARE APPLYING FOR THE TELEPHONE REDEMPTION PRIVILEGE, PLEASE TAPE YOUR VOIDED CHECK ON TOP OF OUR SAMPLE BELOW.

      --------------------------------------------------------------------

          John Smith                                             000
          123 First Avenue
          Anytown, USA 12345

                                                             $
          --------------------------------------------------   -------
                                      VOID
          ------------------------------------------------------------

          ------------------------------------------------------------

      --------------------------------------------------------------------

SERVICE ASSISTANCE

Our knowledgeable Client Services Representatives are available to assist you between 8:00 a.m. and 6:00 p.m. Eastern Time at:

1-800-447-1139

MAILING OR FAX INSTRUCTIONS

Mail your completed Account Information Form and check to:

THE BEAR STEARNS FUNDS
C/O PFPC INC.
P.O. BOX 8960
WILMINGTON, DE 19899-8960

FAX (NO.) 302-791-1777
If applications will be faxed please call and notify client services at 1-800-447-1139 before any orders are taken.

by the Portfolio to a foreign investor generally are subject to U.S. nonresi-dent withholding taxes at the rate of 30%, unless the foreign investor claims the benefit of a lower rate specified in a tax treaty. Distributions from net realized long-term securities gains paid by the Portfolio to a foreign in-vestor as well as the proceeds of any redemptions from a foreign investor's account, regardless of the extent to which gain or loss may be realized, gen-erally will not be subject to U.S. nonresident withholding tax. However, such distributions may be subject to backup withholding, as described below, unless the foreign investor certifies his non-U.S. residency status.

Notice as to the tax status of investors' dividends and distributions will be mailed to them annually. Investors also will receive periodic summaries of their accounts which will include information as to dividends and distribu-tions from securities gains, if any, paid during the year.

Generally, the Fund must withhold ("backup withholding") and remit to the U.S. Treasury 31% of dividends, distributions from net realized securities gains and the proceeds of any redemption, regardless of the extent to which gain or loss may be realized, paid to a shareholder if such shareholder fails to cer-tify that the TIN furnished in connection with opening an account is correct and that such shareholder has not received notice from the IRS of being sub-ject to backup withholding as a result of a failure to properly report taxable dividend or interest income on a Federal income tax return. Furthermore, the IRS may direct the Fund to institute backup withholding if the IRS determines that a shareholder's TIN is incorrect or if a shareholder has failed to prop-erly report taxable dividend and interest income on a federal income tax re-turn.

A TIN is either the Social Security number or employer identification number of the record owner of the account. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner of the account, and may be claimed as a credit on the record owner's federal income tax return.

While the STARS Portfolio is not expected to have any federal tax liability, investors should expect to be subject to federal, state or local taxes in respect of their investment in Portfolio shares.

Management of the Fund believes that the Portfolio has qualified for the fis-cal year ended March 31, 1997 as a "regulated investment company" under the Code. The STARS Portfolio intends to continue to so qualify if such qualifica-tion is in the best interests of its shareholders. Such qualification relieves the STARS Portfolio of any liability for federal income tax to the extent its earnings are distributed in accordance with applicable provisions of the Code. The Portfolio may be subject to a non-deductible 4% excise tax, measured with respect to certain undistributed amounts of taxable investment income and cap-ital gains.

Each investor should consult its tax adviser regarding specific questions as to federal, state or local taxes applicable to an investment in the STARS Portfolio.

                            Performance Information

THE STARS PORTFOLIO MAY ADVERTISE ITS PERFORMANCE IN A NUMBER OF WAYS.

For purposes of advertising, performance for Class Y may be calculated on the basis of average annual total return and/or total return. These total return figures reflect changes in the price of the shares and assume that any income dividends and/or capital gains distributions made by the Portfolio during the measuring period were reinvested in Class Y shares.

Average annual total return is calculated pursuant to a standardized formula which assumes that an investment in the Portfolio was purchased with an ini-tial payment of $1,000 and that the investment was redeemed at the end of a stated period of time, after giving effect to the reinvestment of dividends and distributions during the period. The return is expressed as a percentage rate which, if applied on a compounded annual basis, would result in the re-deemable value of the investment at the end of the period. Advertisements of the Portfolio's performance will include its average annual total return for one, five and ten year periods, or for shorter periods depending upon the length of time during which the Portfolio has operated. Computations of aver-age annual total return for periods of less than one year represent an annual-ization of the Portfolio's actual total return for the applicable period.

Total return is computed on a per share basis and assumes the reinvestment of dividends and distributions. Total return generally is expressed as a percent-age rate which is calculated by combining the income and principal changes for a specified period and dividing by the net asset value per share at the beginning of the period. Advertisements may include the percent-age rate of total return or may include the value of a hypothetical investment at the end of the period which assumes the application of the percentage rate of total return.

Performance will vary from time to time and past results are not necessarily representative of future results. Investors should remember that performance is a function of portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses. Performance infor-mation, such as that described above, may not provide a basis for comparison with other investments or other investment companies using a different method of calculating performance.

Comparative performance information may be used from time to time in advertis-ing or marketing the Portfolio's shares, including data from Lipper Analytical Services, Inc. and other industry publications, and indices such as the S&P 500 and the Dow Jones Industrial Average.

                              General Information

The Fund was organized as a business trust under the laws of The Commonwealth of Massachusetts pursuant to an Agreement and Declaration of Trust (the "Trust Agreement") dated September 29, 1994, and commenced operations on or about April 3, 1995. The Fund is authorized to issue an unlimited number of shares of beneficial interest, par value $.001 per share. The Portfolio's shares are classified into three Classes--Class A, Class C and Class Y. Each share has one vote and shareholders will vote in the aggregate and not by Class, except as otherwise required by law.

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Portfolio. However, the Trust Agreement disclaims shareholder liability for acts or obligations of the Portfolio and requires that notice of such disclaimer be given in each agree-ment, obligation or instrument entered into or executed by the Portfolio or a Trustee. The Trust Agreement provides for indemnification from the Portfolio's property for all losses and expenses of any shareholder held personally liable for the obligations of the Portfolio. Thus, the risk of a shareholder incur-ring financial loss on account of a shareholder liability is limited to cir-cumstances in which the Portfolio itself would be unable to meet its obliga-tions, a possibility which management believes is remote. Upon payment of any liability incurred by the Portfolio, the shareholder paying such liability will be entitled to reimbursement from the general assets of the Portfolio. The Fund's Trustees intend to conduct the operations of the Portfolio in a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Portfolio. As discussed under "Management of the Portfolio" in the Portfolio's Statement of Additional Information, the Portfolio ordinar-ily will not hold shareholder meetings; however, shareholders under certain circumstances may have the right to call a meeting of shareholders for the purpose of voting to remove Trustees.

To date, the Fund's Board has authorized the creation of seven portfolios of shares. All consideration received by the Fund for shares of one of the port-folios and all assets in which such consideration is invested will belong to that portfolio (subject only to the rights of creditors of the Fund) and will be subject to the liabilities related thereto. The assets attributable to, and the expenses of, one portfolio (and as to classes within a portfolio) are treated separately from those of the other portfolios (and classes). The Fund has the ability to create, from time to time, new portfolios of shares without shareholder approval.

Rule 18f-2 under the 1940 Act provides that any matter required to be submit-ted under the provisions of the 1940 Act or applicable state law or otherwise to the holders of the outstanding voting securities of an investment company, such as the Fund, will not be deemed to have been effectively acted upon un-less approved by the holders of a majority of the outstanding shares of each portfolio affected by such matter. Rule 18f-2 further provides that a portfo-lio shall be deemed to be affected by a matter unless it is clear that the in-terests of such portfolio in the matter are identical or that the matter does not affect any interest of such portfolio. However, the Rule exempts the se-lection of independent accountants and the election of Trustees from the sepa-rate voting requirements of Rule 18f-2.

The Portfolio is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to shareholders of the Portfolio or any member of the public regarding the advisability of investing in the Portfolio. S&P's only ongoing relationship with Bear Stearns and its affiliates in connection with the Portfolio is the licensing for a fee of cer-tain S&P trademarks and trade names and the provision of access to the STARS ranking system through a publicly available subscription service of S&P. This license is terminable under circumstances generally described in the Portfo-lio's Statement of Additional Information under "Information About the Portfo-lio."

BSFM will have no greater access to STARS than any other subscriber to Market-Scope. S&P has no obligation to take the needs of Bear Stearns and its affili-ates or shareholders of the STARS Portfolio into consideration in operating the STARS system. S&P is not responsible for and has not participated in the determination of the securities to be purchased by the Portfolio. S&P has ad-vised that its Equity Services Group, which publishes STARS, operates indepen-dently of, and has no access to information obtained by, Standard & Poor's Ratings Services, and may in its regular operations obtain information of a confidential nature.

The Transfer Agent maintains a record of share ownership and will send confir-mations and statements of account.

Shareholder inquiries may be made by writing to the Fund at PFPC Inc., Atten-tion: STARS Portfolio, P.O. Box 8960, Wilmington, Delaware 19899-8960, by calling 1-800-447-1139 or by calling Bear Stearns at 1-800-766-4111.

                                   Appendix

INVESTMENT TECHNIQUES

In connection with its investment objective and policies, the Portfolio may employ, among others, the following investment techniques which may involve certain risks. Options transactions involve "derivative securities."

OPTIONS TRANSACTIONS

The Portfolio may write and sell covered call option contracts to the extent of 20% of the value of its net assets at the time such option contracts are written and may purchase call options to close such positions. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at the exercise price at any time during the option period.

The Portfolio may purchase call and put options on stock indexes listed on U.S. securities exchanges. A stock index fluctuates with changes in the market values of the stocks included in the index. Because the value of an index op-tion depends upon movements in the level of the index rather than the price of a particular stock, whether the Portfolio will realize a gain or loss from purchasing options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular stock.

The Portfolio is permitted to invest in put options in respect of specific se-curities (or groups or "baskets" of specific securities) in which it may in-vest. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at the exercise price at any time during the option period.

The Portfolio may not invest more than 5% of its assets, represented by the premium paid, in the purchase of options at any one time.

Successful use by the Portfolio of options will be subject to BSFM's ability to predict correctly movement in the direction of individual stocks or the stock market generally. To the extent BSFM's predictions are incorrect, the Portfolio may incur losses which could adversely affect the value of a share-holder's investment.

LENDING PORTFOLIO SECURITIES

From time to time, the Portfolio may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. Such loans may not exceed 33 1/3% of the value of its total assets. In connection with such loans, the Portfolio will receive collateral consisting of cash, U.S. Government securities or irrevoca-ble letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The Portfolio can increase its income through the investment of such collateral. The Portfolio continues to be entitled to payments in amounts equal to the in-terest, dividends and other distributions payable on the loaned security and receives interest on the amount of the loan. Such loans will be terminable at any time upon specified notice. The Portfolio might experience risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Portfolio.

BORROWING MONEY

As a fundamental policy, the Portfolio is permitted to borrow to the extent permitted under the 1940 Act. The 1940 Act permits an investment company to borrow in an amount up to 33 1/3% of the value of such company's total assets. However, the Portfolio currently intends to borrow money only for temporary or emergency (not leveraging) purposes, in an amount up to 15% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of its total assets, the Portfolio will not make any additional investments.

CERTAIN PORTFOLIO SECURITIES

AMERICAN DEPOSITARY RECEIPTS

The Portfolio may invest in the securities of foreign issuers in the form of American Depositary Receipts ("ADRs"). These securities may not necessarily be denominated in the same currency as the securities into which they may be con-verted. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign
corpo     -
ration. The Portfolio may invest in ADRs through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited se-curity. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility fre-quently is under no obligation to distribute shareholder communications re-ceived from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

MONEY MARKET INSTRUMENTS

The Portfolio may invest, in the circumstances described under "Description of the STARS Portfolio--Management Policies," in the following types of money market instruments, each of which at the time of purchase must have or be deemed to have under rules of the Securities and Exchange Commission remaining maturities of 13 months or less.

U.S. GOVERNMENT SECURITIES

The Portfolio may purchase securities issued or guaranteed by the U.S. Govern-ment or its agencies or instrumentalities, which include U.S. Treasury securi-ties that differ in their interest rates, maturities and times of issuance. Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years. Some obligations issued or guar-anteed by U.S. Government agencies and instrumentalities, for example, Govern-ment National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, by the right of the issuer to borrow from the U.S. Treasury; others, such as those issued by the Federal National Mortgage Asso-ciation, by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others, such as those issued by the Student Loan Marketing Association, only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. Principal and interest may fluctuate based on generally recognized reference rates or the relationship of rates. While the U.S. Government pro-vides financial support to such U.S. Government-sponsored agencies or instru-mentalities, no assurance can be given that it will always do so, because it is not so obligated by law.

BANK OBLIGATIONS

The Portfolio may purchase certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign sub-sidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. With respect to such securities issued by for-eign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, the Portfolio may be subject to additional investment risks that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic is-suers. Such risks include possible future political and economic developments, the possible imposition of foreign withholding taxes on interest income pay-able on the securities, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely af-fect the payment of principal and interest on these securities and the possi-ble seizure or nationalization of foreign deposits.

Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by the Portfolio will not benefit from insurance from the Bank In-surance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation. The Portfolio will not invest more than 15% of the value of its net assets in time deposits maturing in more than seven days and in other securities that are illiquid.

Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include unin-sured, direct obligations bearing fixed, floating or variable interest rates.

REPURCHASE AGREEMENTS

Repurchase agreements involve the acquisition by the Portfolio of an under-lying debt instrument, subject to an obligation of the seller to repurchase, and the Portfolio to resell, the instrument at a fixed price usually not more than one week after its purchase. Certain costs may be incurred by the Portfolio in connection with the sale of the securities if the seller does not repurchase them in accordance with the repurchase agreement. In addition, if bankruptcy proceedings are commenced with respect to the seller of the securities, realization on the securities by the Portfolio may be delayed or limited.

COMMERCIAL PAPER AND OTHER SHORT-TERM CORPORATE OBLIGATIONS

Commercial paper consists of short-term, unsecured promissory notes issued to finance short-term credit needs. The commercial paper purchased by the Portfo-lio will consist only of direct obligations which, at the time of their pur-chase, are (a) rated not lower than Prime-1 by Moody's Investors Service Inc. ("Moody's"), A-1 by the S&P Ratings Group (which operates separately from and independently of S&P's Equity Services Group, which publishes STARS), F-1 by Fitch Investors Service, L.P. ("Fitch") or Duff-1 by Duff & Phelps Credit Rat-ings Co. ("Duff"), (b) issued by companies having an outstanding unsecured debt issue currently rated not lower than Aa3 by Moody's or AA- by S&P, Fitch or Duff, or (c) if unrated, determined by BSFM to be of comparable quality to those rated obligations which may be purchased by the Portfolio The Portfolio may purchase floating and variable rate demand notes and bonds, which are ob-ligations ordinarily having stated maturities in excess of one year, but which permit the holder to demand payment of principal at any time or at specified intervals.

INVESTMENT COMPANY SECURITIES

The Portfolio may invest in securities issued by other investment companies which are ranked by STARS. Under the 1940 Act, the Portfolio's investment in such securities currently is limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Port-folio's total assets with respect to any one investment company and (iii) 10% of the Portfolio's total assets in the aggregate. Investments in the securi-ties of other investment companies will involve duplication of advisory fees and certain other expenses.

ILLIQUID SECURITIES

The Portfolio may invest up to 15% of the value of its net assets in securi-ties as to which a liquid trading market does not exist, provided such invest-ments are consistent with its investment objective. Such securities may in-clude securities that are not readily marketable, such as certain securities that are subject to legal or contractual restrictions on resale and repurchase agreements providing for settlement in more than seven days after notice. As to these securities, the Portfolio is subject to a risk that should it desire to sell them when a ready buyer is not available at a price it deems represen-tative of their value, the value of its net assets could be adversely affect-ed.

THE
BEAR STEARNS
FUNDS


245 Park Avenue

New York, NY 10167

1-800-766-4111


Distributor
Bear, Stearns & Co. Inc.
245 Park Avenue
New York, NY 10167

Investment Adviser
Bear Stearns Funds Management Inc.
245 Park Avenue
New York, NY 10167

Custodian
Custodial Trust Company
101 Carnegie Center
Princeton, NJ 08540

Transfer & Dividend
Disbursement Agent
PFPC Inc.
Bellevue Corporate Center
400 Bellevue Parkway
Wilmington, DE 19809

Counsel
Kramer, Levin, Naftalis & Frankel
919 Third Avenue
New York, NY 10022

Independent Auditors
Deloitte & Touche LLP
Two World Financial Center
New York, NY 10281-1434

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THE STARS PORTFOLIOOS PROSPECTUS AND IN THE STARS PORTFOLIOOS OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFER OF THE STARS PORTFOLIOOS SHARES, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND. THE STARS PORTFOLIOOS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                                                    BSF-P-008-03

                             THE BEAR STEARNS FUNDS
                               S&P STARS PORTFOLIO
                          CLASS A, CLASS C AND CLASS Y
                                     PART B
                      (STATEMENT OF ADDITIONAL INFORMATION)

                                  JUNE 30, 1997

         This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current relevant Prospectus dated June 30, 1997 of S&P STARS Portfolio (the "STARS Portfolio" or the "Portfolio"), a portfolio of The Bear Stearns Funds (the "Fund"), as each may be revised from time to time. To obtain a free copy of such Prospectus, please write to the Fund at PFPC Inc. ("PFPC"), Attention: STARS Portfolio, P.O. Box 8960, Wilmington, Delaware 19899-8960, call 1-800-447-1139 or call Bear, Stearns & Co. Inc. ("Bear Stearns") at 1-800-766-4111.

         Bear Stearns Funds Management Inc. ("BSFM"), a wholly-owned subsidiary of The Bear Stearns Companies Inc., serves as the investment adviser to the Portfolio.

         Bear Stearns, an affiliate of BSFM, serves as distributor of the Portfolio's shares.


                                TABLE OF CONTENTS
                                                                          Page


Investment Objective and Management Policies.........................     B-  2
Management of the  Portfolio.........................................     B-  7
Management Arrangements..............................................     B- 10
Purchase and Redemption of Shares....................................     B- 13
Determination of Net Asset Value.....................................     B- 14
Dividends, Distributions and Taxes...................................     B- 14
Portfolio Transactions...............................................     B- 22
Performance Information..............................................     B- 23
Code of Ethics.......................................................     B-24
Information About the  Portfolio.....................................     B- 25
Custodian, Transfer and Dividend Disbursing Agent,
  Counsel and Independent Auditors...................................     B- 26
Financial Statements.................................................     B- 26

                  INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES

         The following information supplements and should be read in conjunction with the section in the Portfolio's Prospectus entitled "Description of STARS Portfolio."



Portfolio Securities


         Bank Obligations. Domestic commercial banks organized under Federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to have their deposits insured by the Federal Deposit Insurance Corporation (the "FDIC"). Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. In addition, state banks whose certificates of deposit ("CDs") may be purchased by the Portfolio are insured by the FDIC (although such insurance may not be of material benefit to the Portolio, depending on the principal amount of the CDs of each bank held by the Porfolio) and are subject to Federal examination and to a substantial body of Federal law and regulation. As a result of Federal or state laws and regulations, domestic branches of domestic banks whose CDs may be purchased by the Portfolio generally are required, among other things, to maintain specified levels of reserves, are limited in the amounts which they can loan to a single borrower and are subject to other regulation designed to promote financial soundness. However, not all of such laws and regulations apply to the foreign branches of domestic banks.


         Obligations of foreign branches of domestic banks, foreign subsidiaries of domestic banks and domestic and foreign branches of foreign banks, such as CDs and time deposits ("TDs"), may be general obligations of the parent banks in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. Such obligations are subject to different risks than are those of domestic banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. These foreign branches and subsidiaries are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial record keeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank or about a foreign bank than about a domestic bank.

         Obligations of United States branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation or by Federal or state regulation as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of $1 billion may be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state.

         In addition, Federal branches licensed by the Comptroller of the Currency and branches licensed by certain states ("State Branches") may be required to: (1) pledge to the regulator, by depositing assets with a designated bank within the state, a certain percentage of their assets as fixed from time to time by the appropriate regulatory authority; and (2) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of Federal and State Branches generally must be insured by the FDIC if such branches take deposits of less than $100,000.

         In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign branches of domestic banks, by foreign subsidiaries of domestic banks, by foreign branches of foreign banks or by domestic branches of foreign banks, BSFM carefully evaluates such investments on a case-by-case basis.


         Repurchase Agreements. The Portfolio's custodian or sub-custodian will have custody of, and will hold in a segregated account, securities acquired by the Portfolio under a repurchase agreement. Repurchase agreements are considered by the staff of the Securities and Exchange Commission to be loans by the Portfolio. In an attempt to reduce the risk of incurring a loss on a repurchase agreement, the Portfolio will enter into repurchase agreements only with domestic banks with total assets in excess of one billion dollars, or primary government securities dealers reporting to the Federal Reserve Bank of New York, with respect to securities of the type in which the Portfolio may invest, and will require that additional securities be deposited with it if the value of the securities purchased should decrease below the resale price. BSFM will monitor on an ongoing basis the value of the collateral to assure that it always equals or exceeds the repurchase price. The Portfolio will consider on an ongoing basis the creditworthiness of the institutions with which it enters into repurchase agreements.

         Commercial Paper and Other Short-Term Corporate Obligations. Variable rate demand notes include variable amount master demand notes, which are obligations that permit the Portfolio to invest fluctuating amounts at varying rates of interest pursuant to direct arrangements between the Portfolio, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. As mutually agreed between the parties, the Portfolio may increase the amount under the notes at any time up to the full amount provided by the note agreement, or decrease the amount, and the borrower may repay up to the full amount of the note without penalty. Because these obligations are direct lending arrangements between the lender and the borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value, plus accrued interest, at any time. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Portfolio's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. In connection with floating and variable rate demand obligations, BSFM will consider, on an ongoing basis, earning power, cash flow and other liquidity ratios of the borrower, and the borrower's ability to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies, and the Portfolio may invest in them only if at the time of an investment the borrower meets the criteria set forth in the Portfolio's Prospectus for other commercial paper issuers.

         Illiquid Securities. When purchasing securities that have not been registered under the Securities Act of 1933, as amended, and are not readily marketable, the Portfolio will endeavor to obtain the right to registration at the expense of the issuer. Generally, there will be a lapse of time between the Portfolio's decision to sell any such security and the registration of the security permitting sale. During any such period, the price of the securities will be subject to market fluctuations. However, if a substantial market of qualified institutional buyers develops for certain unregistered securities purchased by the Portfolio pursuant to Rule 144A under the Securities Act of 1933, as amended, it intends to treat them as liquid securities in accordance with procedures approved by the Fund's Board of Trustees. Because it is not possible to predict with assurance how the market for restricted securities pursuant to Rule 144A will develop, the Fund's Board of Trustees has directed BSFM to monitor carefully the

Portfolio's investments in such securities with particular regard to trading activity, availability of reliable price information and other relevant information. To the extent that, for a period of time, qualified institutional buyers cease purchasing restricted securities pursuant to Rule 144A, the Portfolio's investing in such securities may have the effect of increasing the level of illiquidity in the Portfolio during such period.


Management Policies


         Options Transactions. The Portfolio may engage in options transactions of the type described in the Portfolio's Prospectus.

         The principal reason for writing covered call options, which are call options with respect to which the Portfolio owns the underlying security or securities, is to realize, through the receipt of premiums, a greater return than would be realized on the Star Portfolio's securities alone. Similarly, the principal reason for writing covered put options is to realize income in the form of premiums. In return for a premium, the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, the call writer retains the risk of a decline in the price of the underlying security. The size of the premiums that the Portfolio may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

         Options written by the Portfolio ordinarily will have expiration dates between one and nine months from the date written. The exercise price of the options may be below, equal to or above the market values of the underlying securities at the time the options are written. In the case of call options, these exercise prices are referred to as "in-the-money," "at- the-money" and "out-of-the-money," respectively. The Portfolio may write (a) in-the-money call options when BSFM expects that the price of the underlying security will remain stable or decline moderately during the option period, (b) at-the-money call options when BSFM expects that the price of the underlying security will remain stable or advance moderately during the option period and (c) out-of-the-money call options when BSFM expects that the premiums received from writing the call option plus the appreciation in market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. In these circumstances, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Out-of-the money, at-the- money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions.

         So long as the Portfolio's obligation as the writer of an option continues, it may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring the Portfolio to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates when the option expires or the Portfolio effects a closing purchase transaction. The Portfolio can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice.

         While it may choose to do otherwise, the Portfolio generally will purchase or write only those options for which BSFM believes there is an active secondary market so as to facilitate closing transactions. There is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, at times have rendered certain clearing facilities inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that otherwise may interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If as a covered call option writer the Portfolio is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise or it otherwise covers its position.

         Stock Index Options. The Portfolio may engage in stock index option transactions of the type described in the Portfolio's Prospectus. A stock index fluctuates with changes in the market values of the stocks included in the index.


         Options on stock  indexes are  similar to options on stock  except that
(a) the expiration cycles of stock index options are generally monthly, while those of stock options are currently quarterly, and (b) the delivery requirements are different. Instead of giving the right to take or make delivery of a stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.


         Lending Portfolio Securities. To a limited extent, the Portfolio may lend its portfolio securities to brokers, dealers and other financial institutions, provided it receives cash collateral which at all times is maintained in an amount equal to at least 100% of the current market value of the securities loaned. By lending its portfolio securities, the Portfolio can increase its income through the investment of the cash collateral. For purposes of this policy, the Portfolio considers collateral consisting of U.S. Government securities or irrevocable letters of credit issued by banks whose securities meet the standards for investment by the Portfolio to be the equivalent of cash. From time to time, the Portfolio may return to the borrower or a third party which is unaffiliated with the Portfolio, and which is acting as a "placing broker," a part of the interest earned from the investment of collateral received for securities loaned.

         The Securities and Exchange Commission currently requires that the following conditions must be met whenever portfolio securities are loaned: (1) the Portfolio must receive at least 100% cash collateral from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (3) the Portfolio must be able to terminate the loan at any time; (4) the Portfolio must receive reasonable interest on the loan, as well as any dividends, interest or other distributions payable on the loaned securities, and any increase in market value; (5) the Portfolio may pay only reasonable custodian fees in connection with the loan; and (6) while voting rights on the loaned securities may pass to the borrower, the Fund's Board of Trustees must terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs. These conditions may be subject to future modification.


         Investments in Warrants. The Portfolio does not presently intend to invest in warrants. However, any future investment in warrants will be limited to 5% of its net assets, except that this limitation does not apply to warrants acquired in units or attached to securities. Included in such amount, but not to exceed 2% of the value of its net assets, may be warrants which are not listed on the New York or American Stock Exchange.

         Investment Restrictions. The Portfolio has adopted investment restrictions numbered 1 through 10 as fundamental policies. These restrictions cannot be changed, as to the Portfolio , without approval by the holders of a majority (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of the outstanding voting securities of the Portfolio , as the case may be. Investment restrictions numbered 11 through 14 are not fundamental policies and may be changed by vote of a majority of the Trustees of the Fund at any time. The Portfolio may not:


         1. Invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.


         2. Invest in commodities, except that it may purchase and sell options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes.

         3. Purchase, hold or deal in real estate, real estate limited partnership interests, or oil, gas or other mineral leases or exploration or development programs, but it may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate or real estate investment trusts.


         4. Borrow money, except to the extent permitted under the 1940 Act. The 1940 Act permits an investment company to borrow in an amount up to 33- 1/3% of the value of such company's total assets. For purposes of this Investment
Restriction, the entry into options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes shall not constitute borrowing.


         5. Make loans to others, except through the purchase of debt obligations and the entry into repurchase agreements. However, it may lend its portfolio securities in an amount not to exceed 33-1/3% of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission and the Board of Trustees of the Fund .

         6. Act as an underwriter of securities of other issuers, except to the extent it may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.


         7. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act).


         8. Purchase securities on margin, but it may make margin deposits in connection with transactions in options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes.

         9. Purchase securities of any company having less than three years' continuous operations (including operations of any predecessor) if such purchase would cause the value of the Portfolio's investments, in all such companies to exceed 5% of the value of its total assets.

         10. Invest in the securities of a company for the purpose of exercising management or control, but it will vote the securities it owns in its portfolio as a shareholder in accordance with its views.


         11. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the purchase of securities on a when-issued or forward commitment basis and the deposit of assets in escrow in connection with writing covered put and call options and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes.


         12. Purchase, sell or write puts, calls or combinations thereof, except
as  described  in  the  Portfolio's   Prospectus  and  Statement  of  Additional
Information.


         13. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 15% of the value of its net assets would be so invested.

         14. Purchase securities of other investment companies, except to the extent permitted under the 1940 Act.

         If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets will not constitute a violation of such restriction.


         The Fund may make commitments more restrictive than the restrictions listed above so as to permit the sale of Portfolio's shares in certain states. Should the Fund determine that a commitment is no longer in the best interest of the Portfolio and its shareholders, the Fund reserves the right to revoke the commitment by terminating the sale of Portfolio shares in the state involved.



                           MANAGEMENT OF THE PORTFOLIO

         Trustees and officers of the Fund, together with information as to their principal business occupations during at least the last five years, are shown below. Each Trustee who is an "interested person" of the Fund, as defined in the 1940 Act, is indicated by an asterisk.


NAME AND ADDRESS                 POSITION            PRINCIPAL OCCUPATION
   (AND AGE)                     WITH FUND           DURING PAST FIVE YEARS
----------------                 ---------           ----------------------




Peter M. Bren (63)               Trustee             President of The Bren
162 East 56th Street                                 Co.; President of Koll,
New York, NY  10021                                  Bren Realty Advisors and
                                                     Senior Partner for
                                                     Lincoln Properties prior
                                                     thereto.

Alan J. Dixon* (69)              Trustee             Partner of Bryan Cave, a
7535 Claymont Court                                  law firm in St. Louis
Apt. #2                                              since January 1993;
Belleville, IL  62223                                United States Senator of
                                                     Illinois from 1981 to
                                                     1993.

John R. McKernan, Jr.            Trustee             Chairman and Chief
(49)                                                 Executive Officer of
P.O. Box 15213                                       McKernan Enterprises
Portland, ME  04112                                  since January 1995;
                                                     Governorof Maine prior
                                                     thereto.

NAME AND ADDRESS                 POSITION            PRINCIPAL OCCUPATION
   (AND AGE)                     WITH FUND           DURING PAST FIVE YEARS
----------------                 ---------           ----------------------

M.B. Oglesby, Jr. (55)           Trustee             Vice Chairman of Cassidy
700 13th St., N.W., Suite 400                        & Associates since
Washington, D.C.  20005                              February 1996; Senior
                                                     Vice President of RJR
                                                     Nabisco, Inc. from April
                                                     1989 to February 1996;
                                                     Former Deputy Chief of
                                                     Staff-White House from
                                                     1988 to January 1989.


Robert S. Reitzes* (53)          Chairman of the     Director of Mutual
245 Park Avenue                  Board               Funds-Bear  Stearns  Asset
New York, NY 10167                                   Management  and Senior
                                                     Managing Director of
                                                     Bear Stearns  since March
                                                     1994;  Co-Director  of
                                                     Research and Senior
                                                     Chemical  Analyst of C.J.
                                                     Lawrence/Deutsche  Bank
                                                     Securities Corp. from
                                                     January 1991 to March
                                                     1994.


Peter B. Fox (45)                Executive Vice      Managing
Three First National Plaza       President           Director, Emeritus -
Chicago, IL  60602                                   February 1997,
                                                     Bear Stearns, Senior
                                                     Managing Director, Public
                                                     Finance since 1987.

William J.  Montgoris  (50)      Executive  Vice     Chief Financial Officer
245 Park Avenue                  President           and Chief Operating
New York,  NY 10167                                  Officer, Bear Stearns.

Stephen A. Bornstein (54)        Vice President      Managing Director, Legal
245 Park Avenue                                      Department, Bear
New York, NY  10167                                  Stearns since September
                                                     1990.

Frank J.  Maresca  (39)         Vice  President and  Managing  Director of
245 Park Avenue                 Treasurer            Bear Stearns since
New York,  NY 10167                                  September  1994;
                                                     Associate Director of
                                                     Bear Stearns from
                                                     September 1993 to
                                                     September  1994;
                                                     Executive Vice President
                                                     of BSFM since March
                                                     1992;  Vice  President of
                                                     Bear Stearns from March
                                                     1992 to  September  1993;
                                                     First  Vice  President  of
                                                     Mitchell  Hutchins  Asset
                                                     Management Inc.
                                                     ("Mitchell Hutchins")
                                                     from June 1988 to March
                                                     1992; and Director of
                                                     Funds  Administration
                                                     Division of Mitchell
                                                     Hutchins  from  November
                                                     1991 to March 1992.

NAME AND ADDRESS                 POSITION            PRINCIPAL OCCUPATION
   (AND AGE)                     WITH FUND           DURING PAST FIVE YEARS
----------------                 ---------           ----------------------


Donalda L. Fordyce (38)         Vice President       Senior Managing
245 Park Avenue                                      Director, Bear Stearns
New York, NY  10167                                  Asset Management since
                                                     March, 1996; previously,
                                                     Vice President, Asset
                                                     Management Group,
                                                     Goldman Sachs from 1986
                                                     to 1996.

Ellen T. Arthur (44)            Secretary            Associate Director of
245 Park Avenue                                      Bear Stearns since
New York, NY  10167                                  January 1996;
                                                     Senior Counsel and
                                                     Corporate  Vice  President
                                                     of  PaineWebber
                                                     Incorporated  from  April
                                                     1989  to September 1995.

Vincent L. Pereira (32)         Assistant            Associate  Director of
245 Park Avenue                 Treasurer            Bear Stearns  since
New York, NY  10167                                  September  1995 and Vice
                                                     President of BSFM
                                                     since May 1993;  Vice
                                                     President of Bear
                                                     Stearns from May 1993 to
                                                     September  1995;
                                                     Assistant Vice President
                                                     of Mitchell  Hutchins
                                                     from October 1992 to May
                                                     1993.

Eileen M. Coyle (32)            Assistant            Vice President of Bear
245 Park Avenue                 Secretary            Stearns since September
New York, NY 10167                                   1995; Manager of BSFM
                                                     since 1995; Senior Fund
                                                     Administrator and
                                                     Supervisor for BSFM from
                                                     January 1994 to 1995;
                                                     Accounting  Supervisor and
                                                     Senior Accountant for Bear
                                                     Stearns since 1990.

          The Fund pays its non-affiliated Board members an annual retainer of $5,000 and a per meeting fee of $500 and reimburses them for their expenses. The Fund does not compensate its officers. The aggregate amount of compensation paid to each Board member by the Fund and by all other funds in the Bear Stearns Family of Funds for which such person is a Board member (the number of which is set forth in parenthesis next to each Board member's total compensation) for the fiscal year ended March 31, 1997 is as follows:


                                                                                                                   (5)
                                                               (3)                                                Total
                                      (2)                  Pension or                    (4)                Compensation from
            (1)                    Aggregate           Retirement Benefits        Estimated Annual            Fund and Fund
       Name of Board              Compensation         Accrued as Part of           Benefits Upon            Complex Paid to
          Member                   from Fund*            Fund's Expenses             Retirement               Board Members
          ------                   ----------            ---------------             ----------               -------------

Peter M. Bren                        $7,000                   None                      None                     $11,500
Alan J. Dixon                        $7,000                   None                      None                     $6,500
John R. McKernan, Jr.                $7,000                   None                      None                     $12,000
M.B. Oglesby, Jr.                    $7,000                   None                      None                     $12,000
Robert S. Reitzes                     None                    None                      None                     None


---------------------

*       Amount  does  not  include  reimbursed   expenses  for  attending  Board
        meetings, which amounted to approximately $7,000 for Board members of the Fund, as a group.


        Board members and officers of the Fund, as a group, owned less than 1% of the Portfolio's shares outstanding on May 31, 1997.


        For so long as the Plan described in the section captioned "Management Arrangements--Distribution and Shareholder Servicing Plan" remains in effect, the Fund's Trustees who are not "interested persons" of the Fund, as defined in the 1940 Act, will be selected and nominated by the Trustees who are not "interested persons" of the Fund.


        No meetings of shareholders of the Fund will be held for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Under the 1940 Act, shareholders of record of not less than two-thirds of the outstanding shares of the Fund may remove a Trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. Under the Fund's Agreement and Declaration of Trust, the Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any such Trustee when requested in writing to do so by the shareholders of record of not less than 10% of the Fund's outstanding shares.


                             MANAGEMENT ARRANGEMENTS

        The following information supplements and should be read in conjunction with the section in the Portfolios' Prospectus entitled "Management of STARS Portfolio."

General.

Prior to June 26, 1997, the Portfolio invested all of its assets into the S&P STARS Master Series of S&P STARS Fund (the "Master Series"), rather than in directly in a portfolio of securities in an arrangement typically referred to as a "master-feeder" structure. Active portfolio management was performed at the Master Series level and BSFM was retained by the Master Series rather than the Portfolio. At a meeting held June 18, 1997, a majority of the shareholders of the Portfolio approved an investment advisory contract between BSFM and the Portfolio and active management of the Portfolio investments commenced. Historical information provided below for periods prior to_____________,

1997 pertaining to items such as advisory fees, portfolio turnover, and brokerage expenses reflects those items as incurred by the Master Series.

        Investment Advisory Agreement. BSFM provides investment advisory services to the Portfolio pursuant to the Investment Advisory Agreement (the "Agreement") dated June 1, 1997, with the Fund. The Agreement is subject to annual approval by (i) the Fund's Board of Trustees or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Portfolio, provided that in either event the continuance also is approved by a majority of the Fund's Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of the Fund or BSFM, by vote cast in person at a meeting called for the purpose of voting on such approval. The Fund's Board of Trustees, including a majority of the Trustees who are not "interested persons", approved the Agreement on April 29, 1997, subject to approval by the shareholders of the Portfolio. Such shareholder approval was obtained on June 18, 1997 at a meeting of the shareholders of the Portfolio. The Agreement is terminable, on 60 days' notice, by the Fund's Board of Trustees or by vote of the holders of a majority of the Portfolio's shares, or, on not less than 90 days' notice, by BSFM. The Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

        BSFM is a wholly owned subsidiary of The Bear Stearns Companies Inc. The following persons are directors and/or senior officers of BSFM: Mark A. Kurland, Chief Executive Officer, President, Chairman of the Board and Director; Robert
S. Reitzes, Executive Vice President and Director; Frank J. Maresca, Executive Vice President; Donalda L. Fordyce, Executive Vice President; Vincent L. Pereira, Vice President and Treasurer ; Ellen T. Arthur, Secretary; and Michael Minikes, Warren J. Spector and Robert M. Steinberg, Directors.

        BSFM provides investment advisory services to the Portfolio in accordance with its stated policies, subject to the approval of the Fund's Board of Trustees. BSFM provides the Portfolio with portfolio managers who are authorized by the Fund's Board of Trustees to execute purchases and sales of securities. The portfolio managers are Robert S. Reitzes and Gayle M. Sprute. All purchases and sales are reported for the Board's review at the meeting subsequent to such transactions.

        As noted above, prior to June 26, 1997, the Portfolio did not retain an investment adviser. Instead, The Master Series retained BSFM to serve as its investment adviser. For the period from April 3, 1995 (commencement of operations) through March 31, 1996, the investment advisory fees payable amounted to $384,779. This amount was waived pursuant to a voluntary undertaking by BSFM, resulting in no fees being paid by the Master Fund. For the fiscal year ended March 31, 1997, the investment advisory fees payable amounted to $747,940. BSFM waived $699,997 of its advisory fee pursuant to a voluntary undertaking, resulting net advisory fees of $47,973 paid by the Master Series.

        Administration Agreement. BSFM provides certain administrative services to the Fund pursuant to the Administration Agreement dated February 22, 1995, with the Fund. The Administration Agreement will continue until February 22,
1998 and thereafter will be subject to annual approval by (i) the Fund's Board or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Portfolio, provided that in either event its continuance also is approved by a majority of the Fund's Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund or BSFM, by vote cast in person at a meeting called for the purpose of voting on such approval. The Administration Agreement is terminable without penalty, on 60 days' notice, by the Fund's Board or by vote of the holders of a majority of the Portfolio's shares or upon not less than 90 days' notice by BSFM. The Administration Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

        As compensation for BSFM's administrative services, the Fund has agreed to pay BSFM a monthly fee at the annual rate of .15 of 1% of the Portfolio's average daily net assets. For the period from April 3, 1995 (commencement of operations) through March 31, 1996, the administration fee accrued amounted to $78,090 and the amount paid was $74,227. For the fiscal year ended March 31, 1997, the administration fee accrued amounted to $149,100 and the amount paid was $131,668.


        Administrative Services Agreements. PFPC provides certain administrative services to the Fund pursuant to the Administrative Services Agreement dated February 22, 1995, with the Fund. The Administrative Services Agreement is terminable upon 60 days' notice by either the Fund or PFPC. PFPC may assign its rights or delegate its duties under the Administrative Services Agreement to any wholly-owned direct or indirect subsidiary of PNC Bank, National Association or PNC Bank Corp., provided that (i) PFPC gives the Fund 30 days' notice; (ii) the delegate (or assignee) agrees with PFPC and the Fund to comply with all relevant provisions of the 1940 Act; and (iii) PFPC and such delegate (or assignee) promptly provide information requested by the Fund in connection with such delegation.


        As compensation for PFPC's administrative services, the Fund has agreed to pay PFPC $5,500 per month. For the period from April 3, 1995 (commencement of operations) through March 31, 1996, the administrative fee payable by the Portfolio amounted to $60,000. This amount was reduced to $58,660 as a result of a waiver of fees by PFPC. For the fiscal year ended March 31, 1997, the administrative fee payable by the Portfolio amounted to $65,999.

        Prior to June 26, 1997 PFPC International Ltd. provided certain administrative services to the Master Series pursuant to the Administrative Services Agreement dated February 23, 1995, with the Fund. PFPC International Ltd. may delegate any of its functions and duties under the Administrative Services Agreement to any person, provided that such appointment shall first be approved in writing by the Master Series.

        Distribution and Shareholder Servicing Plan. Rule 12b-1 (the "Rule") adopted by the Securities and Exchange Commission under the 1940 Act provides, among other things, that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Fund's Trustees have adopted such a plan with respect to Class A and Class C Shares (the "Plan"). The Fund's Trustees believe that there is a reasonable likelihood that the Plan will benefit the Portfolio and the holders of its Class A and Class C shares.

        A quarterly report of the amounts expended under the Plan, and the purposes for which such expenditures were incurred, must be made to the Trustees for their review. In addition, the Plan provides that it may not be amended to increase materially the costs which holders of a Class of shares may bear pursuant to the Plan without approval of such effected shareholders and that other material amendments of the Plan must be approved by the Board of Trustees, and by the Trustees who are neither "interested persons" (as defined in the 1940
Act) of the Fund nor have any direct or indirect financial interest in the operation of the Plan or in the related Plan agreements, by vote cast in person at a meeting called for the purpose of considering such amendments. The Plan and related agreements are subject to annual approval by such vote cast in person at a meeting called for the purpose of voting on the Plan. The Plan was so approved on January __, 199_. The Plan is terminable at any time, as to the Portfolio, without penalty, by vote of a majority of the Trustees who are not "interested persons" and who have no direct or indirect financial interest in the operation of the Plan or in the Plan agreements or by vote of holders of a majority of the Portfolio's relevant Class of shares. A Plan agreement is terminable without penalty, at any time, by such vote of the Trustees, upon not more than 60 days' written notice to the parties to such agreement or by vote of the holders of a majority of the Portfolio's shares. A Plan agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).


        For the fiscal year ended March 31, 1997, the Portfolio paid Bear Stearns $276,327 with respect to Class A shares and $324,164 with respect to Class C shares under the Plan. All such amounts were paid to brokers or dealers.

        Expenses. The Fund bears its own operating expenses. Operating expenses include: organizational costs, taxes, interest, loan commitment fees, interest and distributions paid on securities sold short, brokerage fees and commissions, if any, fees of Board members who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of BSFM or its affiliates, Securities and Exchange Commission fees, state Blue Sky qualification fees, administrative and fund accounting fees, charges of custodians, transfer and dividend disbursing agents' fees, certain insurance premiums, industry association fees, outside auditing and legal expenses, costs of maintaining the existence of the Fund , costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of shareholders' reports and meetings, costs of preparing and printing certain prospectuses and statements of additional information, and any extraordinary expenses. Expenses attributable to a particular portfolio of the Fund are charged against the assets of that portfolio; other expenses of the Fund are allocated among the portfolios on the basis determined by the Board, including, but not limited to, proportionately in relation to the net assets of each portfolio.

        The Portfolio also bears administration fees, fees under the Plan and transfer and dividend disbursing agents' fees.





                        PURCHASE AND REDEMPTION OF SHARES

        The following information supplements and should be read in conjunction with the sections in the Portfolio's Prospectus entitled "How to Buy Shares" and "How to Redeem Shares."

        The Distributor. Bear Stearns serves as the Portfolio's distributor on a best efforts basis pursuant to an agreement dated February 22, 1995 which is renewable annually. For the period from April 3, 1995 (commencement of operations) through March 31, 1996, Bear Stearns retained $32,434 from the sales loads on Class A shares and $25,670 from contingent deferred sales charges ("CDSC") on Class C shares. For the fiscal year ended March 31, 1997, Bear Stears retained approximately $904,000 from the sales loads on Class A shares and approximately $30,000 from CDSC on Class C shares. In some states, banks or other institutions effecting transactions in Portfolio shares may be required to register as dealers pursuant to state law.

        Purchase Order Delays. The effective date of a purchase order may be delayed if PFPC, the Portfolio's transfer agent, is unable to process the purchase order because of an interruption of services at its processing facilities. In such event, the purchase order would become effective at the purchase price next determined after such services are restored.

        Sales Loads--Class A. Set forth below is an example of the method of computing the offering price of the Class A shares of the Portfolio. The example assumes a purchase of Class A shares aggregating less than $50,000 subject to the schedule of sales charges set forth in the Prospectus at a price based upon the net asset value of the Class A shares on March 31, 1997.

        Net Asset Value per Share                       $16.13

        Per Share Sales Charge - 4.75%
           of offering price (4.99% of
           net asset value per share)                   $ 0.80

        Per Share Offering Price to
           the Public                                   $16.93

        Suspension of Redemptions. The right of redemption may be suspended or the date of payment postponed (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Portfolio ordinarily utilizes is restricted, or when an emergency exists as determined by the Securities and Exchange Commission so that disposal of the Portfolio's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the Securities and Exchange Commission by order may permit to protect the Portfolio's shareholders.



                        DETERMINATION OF NET ASSET VALUE

        The following information supplements and should be read in conjunction with the section in the Portfolio's Prospectus entitled "How to Buy Shares."

        Valuation of Portfolio Securities. Portfolio securities, including covered call options written by the Portfolio, are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices, except in the case of open short positions where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Short-term investments are carried at amortized cost, which approximates value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by the Fund's Board of Trustees. Expenses and fees, including the management fee and distribution and service fees, are accrued daily and taken into account for the purpose of determining the net asset value of Portfolio's shares. Because of the differences in operating expenses incurred by each Class, the per share net asset value of each Class will differ.



                       DIVIDENDS, DISTRIBUTIONS AND TAXES


        The following information  supplements and should be read in conjunction
with  the   section  in  the   Portfolio's   Prospectus   entitled   "Dividends,
Distributions and Taxes."

        The following is only a summary of certain additional tax considerations generally affecting the Portfolio and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussions here and in the Prospectus are not intended as substitutes for careful tax planning.

Qualification as a Regulated Investment Company

        The Portfolio has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Portfolio is not subject to federal income tax on the portion of its net investment income

(i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by the Portfolio made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and will, therefore, satisfy the Distribution Requirement.

        In addition to satisfying the Distribution Requirement, a regulated investment company must: (1) derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement"); and (2) derive less than 30% of its gross income (exclusive of certain gains on designated hedging transactions that are offset by realized or unrealized losses on offsetting positions) from the sale or other disposition of stock, securities or foreign currencies (or options, futures or forward contracts thereon) held for less than three months (the "Short-Short Gain Test"). However, foreign currency gains, including those derived from options, futures and forwards, will not in any event be characterized as Short-Short Gain if they are directly related to the regulated investment company's investments in stock or securities (or options or futures thereon). Because of the Short- Short Gain Test, the Portfolio may have to limit the sale of appreciated securities that it has held for less than three months. However, the Short- Short Gain Test will not prevent the Portfolio from disposing of investments at a loss, since the recognition of a loss before the expiration of the three-month holding period is disregarded for this purpose. Interest (including original issue discount) received by the Portfolio at maturity or upon the disposition of a security held for less than three months will not be treated as gross income derived from the sale or other disposition of such security within the meaning of the Short-Short Gain Test. However, income that is attributable to realized market appreciation will be treated as gross income from such sale or other disposition of securities for this purpose.

        In general, gain or loss recognized by the Portfolio on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by the Portfolio at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Portfolio held the debt obligation. In addition, under the rules of Code section 988, gain or loss recognized on the disposition of a debt obligation denominated in a foreign currency or an option with respect thereto (but only to the extent attributable to changes in foreign currency exchange rates), and gain or loss recognized on the disposition of a foreign currency forward contract, futures contract, option or similar financial instrument, or of foreign currency itself, except for regulated futures contracts or non-equity options subject to Code section 1256 (unless the Portfolio elects otherwise), will generally be treated as ordinary income or loss.

        Further, the Code also treats as ordinary income a portion of the capital gain attributable to a transaction where substantially all of the return realized is attributable to the time value of the Portfolio's net investment in the transaction and: (1) the transaction consists of the acquisition of property by the Portfolio and a contemporaneous contract to sell substantially identical property in the future; (2) the transaction is a straddle within the meaning of section 1092 of the Code; (2) the transaction is one that was marketed or sold to the Portfolio on the basis that it would have the economic characteristics of a loan but the interest-like return would be taxed as capital gain; or (4) the transaction is described as a conversion transaction in the Treasury Regulations. The amount of the gain recharacterized generally will not exceed the amount of the interest that would have accrued on the net investment for the relevant period at a yield equal to 120% of the federal long-term, mid-term, or short-term rate, depending upon the type of instrument at issue, reduced by an amount equal to: (1) prior inclusions of ordinary income items from the conversion transaction and (2) the capital interest on acquisition indebtedness under Code section 263(g). Built-in losses will be preserved where the Portfolio has a built-in loss with respect to property that becomes a part of a conversion transaction. No authority exists that indicates that the converted character of the income will not be passed to the Portfolio's shareholders.

        In general, for purposes of determining whether capital gain or loss recognized by the Portfolio on the disposition of an asset is long-term or short-term, the holding period of the asset may be affected if (depending on the type of Portfolio) (1) the asset is used to close a "short sale" (which includes for certain purposes the acquisition of a put option) or is substantially identical to another asset so used, (2) the asset is otherwise held by the Portfolio as part of a "straddle" (which term generally excludes a situation where the asset is stock and the Portfolio grants a qualified covered call option (which, among other things, must not be deep-in-the-money) with respect thereto, or (3) the asset is stock and the Portfolio grants an in-the-money qualified covered call option with respect thereto. However, for purposes of the Short-Short Gain Test, the holding period of the asset disposed of may be reduced only in the case of clause (1) above. In addition, the Portfolio may be required to defer the recognition of a loss on the disposition of an asset held as part of a straddle to the extent of any unrecognized gain on the offsetting position.

        Any gain recognized by the Portfolio on the lapse of, or any gain or loss recognized by the Portfolio from a closing transaction with respect to, an option written by the Portfolio will be treated as a short-term capital gain or loss. For purposes of the Short-Short Gain Test, the holding period of an option written by the Portfolio will commence on the date it is written and end on the date it lapses or the date a closing transaction is entered into. Accordingly, the Portfolio may be limited in its ability to write options which expire within three months and to enter into closing transactions at a gain within three months of the writing of options.

        Certain transactions that may be engaged in by the Portfolio (such as regulated futures contracts, certain foreign currency contracts, and options on stock indexes and futures contracts) will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts are treated as if they are sold for their fair market value on the last business day of the taxable year, even though a taxpayer's obligations (or rights) under such contracts have not terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of Section 1256 contracts is taken into account for the taxable year together with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. Any capital gain or loss for the taxable year with respect to Section 1256 contracts (including any capital gain or loss arising as a consequence of the year-end deemed sale of such contracts) is generally treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. The Portfolio, however, may elect not to have this special tax treatment apply to Section 1256 contracts that are part of a "mixed straddle" with other investments of the Portfolio that are not Section 1256 contracts. Under Treasury Regulations, gains arising from Section 1256 contracts will be treated for purposes of the Short-Short Gain Test as being derived from securities held for not less than three months if the gains arise as a result of a constructive sale under Code Section 1256.

        The Portfolio may purchase securities of certain foreign investment funds or trusts which constitute passive foreign investment companies ("PFICs") for federal income tax purposes. If the Portfolio invests in a PFIC, it may elect to treat the PFIC as a qualified electing fund (a "QEF"), in which event the Portfolio will each year have ordinary income equal to its pro rata share of the PFIC's ordinary earnings for the year and long-term capital gain equal to its pro rata share of the PFIC's net capital gain for year, regardless of whether the Portfolio receives distributions of any such ordinary earnings or capital gains from the PFIC. If the Portfolio does not elect to treat the PFIC as a QEF, then, in general, (1) any gain recognized by the Portfolio upon sale or other disposition of its interest in the PFIC or any excess distribution received by the Portfolio from the PFIC will be allocated ratably over the Portfolio's holding period of its interest in the PFIC, (2) the portion of such gain or excess distribution so allocated to the year in which the gain is recognized or the excess distribution is received shall be included in the Portolio's gross income for such year as ordinary income (and the distribution of such portion by the Portfolio to shareholders will be taxable as an ordinary income dividend, but such portion will not be subject to tax at the Portfolio level), (3) the Portfolio shall be liable for tax on the portions of such gain or excess distribution so allocated to prior years in an amount equal to, for each such prior year, (i) the amount of gain or excess distribution allocated to such prior year multiplied by the highest tax rate (individual or corporate) in effect for such prior year plus (ii) interest on the amount determined under clause (i) for the period from the due date for filing a return for such prior year until the date for filing a return for the year in which the gain is recognized or the excess distribution is received at the rates and methods applicable to underpayments of tax for such period, and (4) the distribution by the Portfolio to shareholders of the portions of such gain or excess distribution so allocated to prior years (net of the tax payable by the Portfolio thereon) will again be taxable to the shareholders as an ordinary income dividend.

        Under proposed Treasury Regulations, the Portfolio can elect to recognize as gain the excess, as of the last day of its taxable year, of the fair market value of each share of PFIC stock over the Portfolio's adjusted tax basis in that share ("mark to market gain"). Such mark to market gain will be included by the Portfolio as ordinary income and will not be subject to the Short-Short Gain Test, and the Portfolio's holding period with respect to such PFIC stock will commence on the first day of the next taxable year. If the Portfolio makes such election in the first taxable year it holds PFIC stock, it will not incur the tax described in the preceding paragraphs.

        Treasury Regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or any part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.

        In addition to satisfying the requirements described above, the Portfolio must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of the Portfolio's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to each of which the Portfolio has not invested more than 5% of the value of the Portfolio's total assets in securities of such issuer and does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses. Generally, an option (call or put) with respect to a security is treated as issued by the issuer of the security, not the issuer of the option.

        If for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to a tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends-received deduction in the case of corporate shareholders.

Excise Tax on Regulated Investment Companies

        A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

        For purposes of the excise tax, a regulated  investment  company  shall:
(1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year and (2) exclude foreign currency gains and losses incurred after October 31 of any year (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

        The Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Portfolio may in certain circumstances be required to liquidate portfolio investments to make sufficient distribution to avoid excise tax liability.

Portfolio Distributions

        The Portfolio anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but will qualify for the 70% dividends-received deduction for corporate shareholders only to the extent discussed below.
Dividends paid on Class A, Class C, and Class Y shares are calculated at the same time and in the same manner. In general, dividends on Class C shares are expected to be lower than those on Class A shares due to the higher distribution expenses borne by the Class C shares. Dividends may also differ between classes as a result of differences in other class specific expenses.

        The Portfolio may either retain or distribute to shareholders its net capital gain for each taxable year. The Portfolio currently intends to distribute any such amounts. Net capital gain that is distributed and designated as a capital gain dividend will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Portfolio prior to the date on which the shareholder acquired his shares. The Code provides, however, that under certain conditions only 50% of the capital gain recognized upon the Portfolio's disposition of domestic "small business" stock will be subject to tax.

        Conversely, if the Portfolio elects to retain its net capital gain, the Portfolio will be taxed thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate. If the Portfolio elects to retain its net capital gain, it is expected that the Portfolio also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of his pro rata share of such gain, with the result that each shareholder will be required to report his pro rata share of such gain on his tax return as long-term capital gain, will receive a refundable tax credit for his pro rata share of tax paid by the Portfolio on the gain, and will increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.

        Ordinary income dividends paid by the Portfolio with respect to a taxable year will qualify for the 70% dividends-received deduction generally available to corporations (other than corporations, such as S corporations, which are not eligible for the deduction because of their special characteristics and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding company tax) to the extent of the amount of qualifying dividends received by the Portfolio from domestic corporations for the taxable year. A dividend received by the Portfolio will not be treated as a qualifying dividend (1) if it has been received with respect to any share of stock that the Portfolio has held for less than 46 days (91 days in the case of certain preferred stock), excluding for this purpose under the rules of Code section 246(c)(3)and (4) (i) any day more than 45 days (or 90 days in the case of certain preferred stock) after the date on which the stock becomes ex-dividend and (ii) any period during which the Portfolio has an option to sell, is under a contractual obligation to sell, has made and not closed a short sale of, is the grantor of a deep-in-the-money or otherwise nonqualified option to buy, or has otherwise diminished its risk of loss by holding other positions with respect to, such (or substantially identical) stock; (2) to the extent that the Portfolio is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property; or (3) to the extent that the stock on which the dividend is paid is treated as debt-financed under the rules of Code section 246A. Moreover, the dividends-received deduction for a corporate shareholder may be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Portfolio or (2) by application of Code section 246(b) which in general limits the dividends-received deduction to 70% of the shareholder's taxable income (determined without regard to the dividends-received deduction and certain other items).

        Alternative minimum tax ("AMT") is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum marginal rate of 28% for noncorporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. For purposes of the corporate AMT, the corporate dividends-received deduction is not itself an item of tax preference that must be added back to taxable income or is otherwise disallowed in determining a corporation's AMTI. However, a corporate shareholder will generally be required to take the full amount of any dividend received from an Equity Portfolio into account (without a dividends-received deduction) in determining its adjusted current earnings, which are used in computing an additional corporate preference item (i.e., 75% of the excess of a corporate taxpayer's adjusted current earnings over its AMTI (determined without regard to this item and the AMT net operating loss deduction)) includable in AMTI.

        Investment income that may be received by the Portfolio from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Portfolio to a reduced rate of, or exemption from, taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Portfolio's assets to be invested in various countries is not known.

        Distributions by the Portfolio that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

        Distributions by the Portfolio will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of another Portfolio (or another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, if the net asset value at the time a shareholder purchases shares of the Portfolio reflects undistributed net investment income or recognized capital gain net income, or unrealized appreciation in the value of the assets of the Portfolio, distributions of such amounts will be taxable to the shareholder in the manner described above, although they economically constitute a return of capital to the shareholder.

        Ordinarily, shareholders are required to take distributions by the Portfolio into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such month will be deemed to have been received by the shareholders (and made by the Portfolio) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

        The Portfolio will be required in certain cases to withhold and remit to the U.S. Treasury 31% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (1) who has provided either an incorrect tax identification number or no number at all, (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Portfolio that it is not subject to backup withholding or that it is an exempt recipient (such as a corporation).

Sale or Redemption of Shares

        A shareholder will recognize gain or loss on the sale or redemption of shares of the Portfolio in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Portfolio within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of the Portfolio will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For this purpose, the special holding period rules of Code section 246(c)(3) and (4) (discussed above in connection with the dividends-received deduction for corporations) generally will apply in determining the holding period of shares. Long-term capital gains of noncorporate taxpayers are currently taxed at a maximum rate 11.6% lower than the maximum rate applicable to ordinary income. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

        If a shareholder (1) incurs a sales load in acquiring shares of the Portfolio,(2) disposes of such shares less than 91 days after they are acquired, and (3) subsequently acquires shares of the Portfolio or another fund at a reduced sales load pursuant to a right to reinvest at such reduced sales load acquired in connection with the acquisition of the shares disposed of, then the sales load on the shares disposed of (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of but shall be treated as incurred on the acquisition of the shares subsequently acquired.

Foreign Shareholders

        Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder") depends on whether the income from the Portfolio is "effectively connected" with a U.S. trade or business carried on by such shareholder.

        If the income from the Portfolio is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) upon the gross amount of the dividend. Such foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the Portfolio, capital gain dividends, and amounts retained by the Portfolio that are designated as undistributed capital gains.

        If the income from the Portfolio is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends, and any gains realized upon the sale of shares of the Portfolio will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

        In the case of foreign noncorporate shareholders, the Portfolio may be required to withhold U.S. federal income tax at the rate of 31% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Portfolio with proper notification of their foreign status.

        The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Portfolios, including the applicability of foreign taxes.

Effect of Future Legislation; State and Local Tax Considerations

        The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the Treasury Regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

        Rules of state and local taxation of ordinary income dividends and capital gain dividends from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Portfolio.


                             PORTFOLIO TRANSACTIONS


        BSFM assumes general supervision over placing orders on behalf of the Portfolio for the purchase or sale of investment securities. Allocation of brokerage transactions, including their frequency, is made in BSFM's best judgment and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders at the most favorable net price. Subject to this consideration, the brokers selected will include those that supplement BSFM's research facilities with statistical data, investment information, economic facts and opinions. Information so received is in addition to and not in lieu of services required to be performed by BSFM and BSFM's fees are not reduced as a consequence of the receipt of such supplemental information.

        Such information may be useful to BSFM in serving both the Portfolio and other funds which it advises and, conversely, supplemental information obtained by the placement of business of other clients may be useful to BSFM in carrying out their obligations to the Portfolio. Sales of Portfolio shares by a broker may be taken into consideration, and brokers also will be selected because of their ability to handle special executions such as are involved in large block trades or broad distributions, provided the primary consideration is met. Large block trades may, in certain cases, result from two or more funds advised or administered by BSFM being engaged simultaneously in the purchase or sale of the same security. When transactions are executed in the over-the-counter market, the Portfolio will deal with the primary market makers unless a more favorable price or execution otherwise is obtainable.

        Portfolio turnover may vary from year to year as well as within a year. The turnover rate for the Master Series for the period April 3, 1995 (commencement of operations) through March 31, 1996 and the fiscal year ended March 31, 1997 was 296% and 220%, respectively. The portfolio turnover rate for the period ending March 31, 1997 differed from the anticipated portfolio turnover rate because of market volatility. BSFM repositioned the Master Series' portfolio by selling some of its technology stocks and purchasing stocks that were believed to be more defensive in nature, such as healthcare, consumer non-durables, and growth stocks. In periods in which extraordinary market conditions prevail, BSFM will not be deterred from changing investment strategy as rapidly as needed, in which case higher turnover rates can be anticipated which would result in greater brokerage expenses. The overall reasonableness of brokerage commissions paid is evaluated by BSFM based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services.

        To the extent consistent with applicable provisions of the 1940 Act and the rules and exemptions adopted by the Securities and Exchange Commission thereunder, the Board of Trustees has determined that transactions for the Portfolio may be executed through Bear Stearns if, in the judgment of BSFM, the use of Bear Stearns is likely to result in price and execution at least as favorable as those of other qualified broker-dealers, and if, in the transaction, Bear Stearns charges the Portfolio a rate consistent with that charged to comparable unaffiliated customers in similar transactions. In addition, under rules recently adopted by the Securities and Exchange
Commission, Bear Stearns may directly execute such transactions for the Portfolio on the floor of any national securities exchange, provided (i) the Board of Trustees has expressly authorized Bear Stearns to effect such transactions, and (ii) Bear Stearns annually advises the Board of Trustees of the aggregate compensation it earned on such transactions. Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere.


        For the period April 3, 1995 (commencement of operations) through March 31, 1996 and for the fiscal year ended March 31, 1997, the Master Series paid total brokerage commissions of $415,246 and $474,679, respectively of which $378,353 and $368,764, respectively was paid to Bear Stearns. With respect to such periods, the Master Series paid 91.10% and 77.64%, respectively of its commissions to Bear Stearns, and, with respect to all the securities transactions for the Master Series, 90.60% and 76.59%, respectively of the transactions involved commissions being paid to Bear Stearns.



                             PERFORMANCE INFORMATION


        The following information  supplements and should be read in conjunction
with  the  section  in  the   Portfolio's   Prospectus   entitled   "Performance
Information."


        Average annual total return is calculated by determining the ending redeemable value of an investment purchased at net asset value (maximum offering price in the case of Class A) per share with a hypothetical $1,000 payment made at the beginning of the period (assuming the reinvestment of dividends and distributions), dividing by the amount of the initial investment, taking the "n"th root of the quotient (where "n" is the number of years in the period) and subtracting 1 from the result. A Class's average annual total return figures calculated in accordance with such formula assume that in the case of Class A the maximum sales load has been deducted from the hypothetical initial investment at the time of purchase or in the case of Class C the maximum applicable CDSC has been paid upon redemption at the end of the period.

        The average annual total return for Class A for the one-year period ended March 31, 1997 and the period April 5, 1995 (commencement of operations) to March 31, 1997 was 11.34% and 19.29%, respectively, after reflecting the maximum initial sales charge of 4.75%. Based on net asset value per share, the average annual total return for Class A was 16.87%, and 22.25%, respectively, for the same periods. The average annual total return for Class C for the same periods was 15.33% and 21.19%, respectively. Without giving effect to the applicable CDSC, the total return for Class C was 16.33% and 21.60%, respectively, for these periods. Average annual total return for Class Y for the year ended March 31, 1997 and the period August 7, 1995 (commencement of operations) to March 31, 1997 was 17.48% and 16.20%, respectively.

        Total return is calculated by subtracting the amount of the Portfolio's net asset value (maximum offering price in the case of Class A) per share at the beginning of a stated period from the net asset value per share at the end of the period (after giving effect to the reinvestment of dividends and distributions during the period and any applicable CDSC), and dividing the result by the net asset value (maximum offering price in the case of Class A) per share at the beginning of the period. Total return also may be calculated based on the net asset value per share at the beginning of the period instead of the maximum offering price per share at the beginning of the period for Class A shares or without giving effect to any applicable CDSC at the end of the period for Class C shares. In such cases, the calculation would not reflect the deduction of the sales load with respect to Class A shares or any applicable
CDSC with respect to Class C shares, which, if reflected would reduce the performance quoted.

        The total return for Class A, after reflecting the maximum initial sales charge of 4.75%, for the year ended March 31, 1997 and the period April 5, 1995 (commencement of operations) to March 31, 1997 was 11.34% and 42.09%, respectively. Based on net asset value per share, the total return for Class A was 16.87% and 49.19%, respectively, for the same periods. The total return for Class C for the same periods was 15.33% and 46.64%, respectively. Without giving effect to the applicable CDSC, the total return for Class C was 16.33% and 47.64%, respectively, for the periods. The total return for Class Y for the same year ended March 31, 1997 and the period August 7, 1995 (commencement of operations) to March 31, 1997 was 17.48% and 28.16%, respectively.

                                 CODE OF ETHICS

        The Trust, on behalf of the Portfolio, has adopted an amended and restated Code of Ethics (the "Code of Ethics"), which established standards by which certain access persons of the Trust must abide relating to personal securities trading conduct. Under the Code of Ethics, access persons which include, among others, trustees and officers of the Trust and employees of the Trust and BSFM, are prohibited from engaging in certain conduct, including: (1) the purchase or sale of any security being purchased or sold, or being considered for purchase or sale, by the Portfolio, without prior approval by the Trust or without the applicability of certain exemptions; (2) the recommendation of a securities transaction without disclosing his or her interest in the security or issuer of the security; (3) the commission of fraud in connection with the purchase or sale of a security held by or to be acquired by the Portfolio; (4) the purchase of any securities in an initial public offering or private placement transaction eligible for purchase or sale by the Portfolio without prior approval by the Trust; and (5) the acceptance of gifts of more than a de minimus value from those doing business with or on behalf of the Portfolio. Certain transactions are exempt from item (1) of the previous sentence, including: (1) purchases or sales on the account of an access person that are not under the control of or that are non-volitional with respect to that person; (2) purchases or sales of securities not eligible for purchase or sale by the Portfolio; (3) purchases or sales relating to rights issued by an issuer pro rata to all holders of a class of its securities; and (4) any securities transaction, or series of related transactions, involving 500 or fewer shares of an issuer having a market capitalization greater than $1 billion.

        The Code of Ethics specifies that access persons shall place the interests of the shareholders of the Portfolio first, shall avoid potential or actual conflicts of interest with the Portfolio, and shall not take unfair advantage of their relationship with the Portfolio. Under certain circumstances, the Investment Manager to the Portfolio may aggregate or bunch trades with other clients provided that no client is materially disadvantaged. Access persons are required by the Code of Ethics to file quarterly reports of personal securities investment transactions. However, an access person is not required to report a transaction over which he or she had no control. Furthermore, a trustee of the Trust who is not an "interested person" (as defined in the Investment Company
Act) of the Trust is not required to report a transaction if such person did not know or, in the ordinary course of his duties as a trustee of the Trust, should have known, at the time of the transaction, that, within a 15 day period before or after such transaction, the security that such person purchased or sold was either purchased or sold, or was being considered for purchase or sale, by the Portfolio. The Code of Ethics specifies that certain designated supervisory persons and/or designated compliance officers shall supervise implementation and enforcement of the Code of Ethics and shall, at their sole discretion, grant or deny approval of transactions required by the Code of Ethics.

                         INFORMATION ABOUT THE PORTFOLIO

        The following information supplements and should be read in conjunction with the section in the Portfolio's Prospectus entitled "General Information."


        Bear Stearns and S&P entered into a License Agreement dated October 1, 1994 that provides for, among other matters: (i) the grant by S&P to Bear Stearns of the exclusive right until March 31, 2001, and the non-exclusive right thereafter, to use certain of S&P's proprietary trade names and trademarks for investment companies based, in whole or in part, on the STARS System, (ii) such right to become non-exclusive at an earlier date, if the Portfolio and certain other investment companies which, in the future, may be sponsored by Bear
Stearns fail to reach certain aggregate asset sizes, measured annually commencing on April 1, 1996, (iii) such right to terminate at S&P's option upon certain events, such as breach by Bear Stearns of the material terms of the License Agreement, S&P ceasing to publish STARS, the adoption of adverse legislation or regulation (none of which currently is foreseen) affecting S&P's ability to license its trade names or trademarks as contemplated by the License Agreement, or the existence of certain litigation (none of which is known to exist or to be threatened), (iv) the payment by Bear Stearns of annual license fees in amounts equal to a range of .30% to .375% of the net assets of the Portfolio and other investment companies subject to the License Agreement and
(v) a partial reduction of the license fees to offset certain marketing expenses incurred by Bear Stearns in connection with the Portfolio.

        STARS is the centerpiece of OUTLOOK, S&P's flagship investment newsletter that has a high net worth readership of 25,000 weekly subscribers. STARS reaches more than 72,000 brokers and investment professionals on their desktop computers through MarketScope, S&P's on-line, real-time equity evaluation service, which is accessed more than one million times daily.

        S&P has more than 130 years' experience in providing financial information and analysis, offers more than 60 products and employs more than 50 experienced equity analysts. These analysts consider fundamental factors that are expected to impact growth. These factors include company operations and industry and macroeconomic conditions. Among the fundamental factors are the company's balance sheet, ability to finance growth, competitive market advantages, earnings per share growth and strength of management.

        Each Portfolio share has one vote and, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Portfolio shares have no preemptive, subscription or conversion rights and are freely transferable.

        The Fund will send annual and semi-annual financial statements to all its shareholders.


        As of May 31, 1997 the following shareholders owned, directly or indirectly, 5% or more of the indicated Class of the Portfolio's outstanding shares.

                                                     Percent of Class Y
Name and Address                                     Shares Outstanding
----------------                                     ------------------


Bear Stearns Securities Corp.                              ____%
FBO 048-93405-13
1 Metrotech Center North
Brooklyn, NY  11201-3859



Custodial Trust Company                                    ____%
101
Princeton, NJ  08540

        A shareholder who beneficially owns, directly or indirectly, more than 25% of the Portfolio's voting securities may be deemed a "control person" (as defined in the 1940 Act) of the Portfolio.



           CUSTODIAN, TRANSFER AND DIVIDEND DISBURSING AGENT, COUNSEL
                            AND INDEPENDENT AUDITORS


        Custodial Trust Company ("CTC"), 101 Carnegie Center, Princeton, New Jersey 08540, an affiliate of Bear Stearns, is the Portfolio's custodian. Under the custody agreement with the Portfolio, CTC holds the Portfolio's securities and keeps all necessary accounts and records. For its services, CTC receives an annual fee of the greater of .01% of the value of the domestic assets held in custody or $5,000, such fee to be payable monthly based upon the total market value of such assets, as determined on the last business day of the month. In addition, CTC receives certain securities transactions charges which are payable monthly. PFPC, Bellevue Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809, is the Portfolio's transfer agent, dividend disbursing agent and registrar. Neither CTC nor PFPC has any part in determining the investment policies of the Portfolio or which securities are to be purchased or sold by the Portfolio.

         Kramer, Levin, Naftalis & Frankel, 919 Third Avenue, New York, New York 10022, as counsel for the Fund, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares of beneficial interest being sold pursuant to the Portfolio's Prospectus.

        Deloitte & Touche LLP, Two World Financial Center, New York, New York, 10281, independent auditors, have been selected as auditors of the Fund.



                              FINANCIAL STATEMENTS


                  The Portfolio's Annual Report to Shareholders for the fiscal year ended March 31, 1997 is a separate document supplied with this Statement of Additional Information, and the financial statements, accompanying notes and reports of independent auditors appearing therein are incorporated by reference into this Statement of Additional Information.

                             THE BEAR STEARNS FUNDS
                            PART C. OTHER INFORMATION
                            -------------------------

Item 24.          Financial Statements and Exhibits

                  (a)      Financial Statements:


                      Part A:

                  (i)      Financial Highlights are included in Part A

                  (ii) Annual Report to Shareholders is incorporated by reference in Part A.

                      Part B:

                      Annual Report to Shareholders for the fiscal year ended March 31, 1997 for S&P STARS Portfolio is incorporated by reference in Part B and filed herewith as Exhibit 99.B12.

                  (b)      Exhibits:

                  EX-99.B1(a)           Agreement  and  Declaration  of Trust is
                                        incorporated  by  reference  to  Exhibit
                                        (1)(a) of Post-Effective Amendment No. 7 to the Registration Statement on Form N-
                                        1A filed electronically on November 9, 1995, accession number 0000950130-95-
                                        002359.

                  EX-99.B1(b)           Amendment to Agreement  and  Declaration
                                        of Trust is incorporated by reference to
                                        Exhibit    (1)(b)   of    Post-Effective
                                        Amendment  No.  7  to  the  Registration
                                        Statement    on    Form    N-1A    filed
                                        electronically   on  November  9,  1995,
                                        accession number 0000950130-95-002359.

                  EX-99.B2 By-Laws are incorporated by reference to Exhibit (2) of Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A filed electronically on November 9, 1995, accession number 0000950130-95-002359.

                  EX-99.B3              None.

                  EX-99.B4              None.

                  EX-99.B5(a)           Investment  Advisory  Agreement  between
                                        the  Registrant  and Bear Stearns  Funds
                                        Management Inc. ("BSFM") is incorporated
                                        by reference to Exhibit  (5)(a) of Post-
                                        Effective   Amendment   No.   7  to  the
                                        Registration   Statement  on  Form  N-1A
                                        filed   electronically  on  November  9,
                                        1995,  accession  number 0000950130-95-
                                        002359.

                  EX-99.B5(b)           Administration   Agreement  between  the
                                        Registrant and BSFM is  incorporated  by
                                        reference  to  Exhibit  (5)(b)  of Post-
                                        Effective   Amendment   No.   7  to  the
                                        Registration   Statement  on  Form  N-1A
                                        filed   electronically  on  November  9,
                                        1995,  accession  number 0000950130-95-
                                        002359.

                  EX-99.B5(c)           Administrative  Services  Agreement,  as
                                        amended, between the Registrant and PFPC
                                        Inc. is  incorporated  by  reference  to
                                        Exhibit    (5)(c)   of    Post-Effective
                                        Amendment  No.  7  to  the  Registration
                                        Statement    on    Form    N-1A    filed
                                        electronically   on  November  9,  1995,
                                        accession number 0000950130-95-002359.

                  EX-99.B6(a)           Distribution   Agreement   between   the
                                        Registrant and Bear,  Stearns & Co. Inc.
                                        is  incorporated by reference to Exhibit
                                        (6)(a) of Post-Effective Amendment No. 7 to the Registration Statement on Form N
                                        -1A filed electronically on November 9, 1995, accession number 0000950130-95-
                                        002359.

                  EX-99.B6(b)           Form of Dealer Agreement is incorporated
                                        by reference to Exhibit  (6)(b) of Post-
                                        Effective   Amendment   No.   9  to  the
                                        Registration   Statement  on  Form  N-1A
                                        filed electronically on June 20, 1996, accession number 0000899681-96-000180.

                  EX-99.B7              None.

                  EX-99.B8 Custody Agreements between the Registrant and Custodial Trust Company are incorporated by reference to Exhibit
                                        (8) of Post-Effective Amendment No. 7 to
                                        the Registration  Statement on Form N-1A
                                        filed   electronically  on  November  9,
                                        1995,  accession  number 0000950130-95-
                                        002359.

                  EX-99.B9              None.

                  EX-99.B10             Opinion (including consent) of Stroock &
                                        Stroock  &  Lavan  is   incorporated  by
                                        reference   to  Exhibit  (10)  of  Post-
                                        Effective   Amendment   No.   7  to  the
                                        Registration Statement on Form N-1A
                                        filed   electronically  on  November  9,
                                        1995,  accession  number 0000950130-95-
                                        002359.

                  EX-99.B11(a)          Consent  of  Kramer,  Levin,  Naftalis &
                                        Frankel is filed herewith.

                  EX-99.B11(b)          Consent of Independent Auditors is filed
                                        herewith.

                  EX-99.B12             Annual  Report to  Shareholders  for the
                                        fiscal year ended March 31, 1997 for S&P
                                        STARS Portfolio is filed herewith.

                  EX-99.B13             None.

                  EX-99.B14             None.

                  EX-99.B15             Distribution  and Shareholder  Servicing
                                        Plan is  incorporated  by  reference  to
                                        Exhibit (15) of Post-Effective Amendment
                                        No. 7 to the  Registration  Statement on
                                        Form  N-1A   filed   electronically   on
                                        November  9,  1995,   accession   number
                                        0000950130-95-002359.

                  EX-99.B16             Schedules of  Computation of Performance
                                        Data are  incorporated  by  reference to
                                        Exhibit (16) of Post Effective Amendment
                                        No. 5 to the  Registration  Statement on
                                        Form N-1A filed September 1, 1995 and to
                                        Exhibit (16) of Post-Effective Amendment
                                        No. 7 to the  Registration  Statement on
                                        Form  N-1A   filed   electronically   on
                                        November  9,  1995,   accession   number
                                        0000950130-95-002359.

                  EX-99.B17             Financial   Data   Schedules  are  filed
                                        herewith as Exhibit 27.

                  EX-99.B18             Rule   18f-3   Plan,   as   revised   is
                                        incorporated  by  reference  to  Exhibit
                                        (18) of Post-Effective Amendment No. 9 to the Registration Statement on Form
                                        N-1A filed electronically on June 20, 1996, accession number 0000950130-95-
                                        002359.

                  Other Exhibits:

                  EX-99.A Certificate of Corporate Secretary is incorporated by reference to Other Exhibit (a) of Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A filed electronically on

                                        November  9,  1995,   accession   number
                                        0000950130-95-002359.

                  EX-99.B Powers of attorney are incorporated by reference to Other Exhibit (b) of Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A filed electronically on November 9,
                                        1995,          accession          number
                                        0000950130-95-002359    and   to   Other
                                        Exhibit (b) of Post-Effective  Amendment
                                        No. 8 to the  Registration  Statement on
                                        Form N-1A filed  electronically on April
                                        12,     1996,      accession      number
                                        0000950130-96-001230.


Item 25.          Persons Controlled by or Under Common Control with
                  Registrant

                  Not Applicable

Item 26.          Number of Holders of Securities

               (1)                                               (2)

                                                           Number of Record
                                                           Holders as of
         Title of Class                                      June 23,1997
         --------------                                    ----------------


         Shares of beneficial interest, $.001 par value per share, of the following portfolios:


         S&P STARS Portfolio--Class A                                   4467
         S&P STARS Portfolio--Class C                                   2707
         S&P STARS Portfolio--Class Y                                    436
         Large Cap Value Portfolio--Class A                              187
         Large Cap Value Portfolio--Class C                              195
         Large Cap Value Portfolio--Class Y                              110
         Small Cap Value Portfolio--Class A                              833
         Small Cap Value Portfolio--Class C                              749
         Small Cap Value Portfolio--Class Y                              310
         Total Return Bond Portfolio--Class A                            111
         Total Return Bond Portfolio--Class C                             43
         Total Return Bond Portfolio--Class Y                             35
         The Insiders Select Fund--Class A                              1361
         The Insiders Select Fund--Class C                               672
         The Insiders Select Fund--Class Y                               105
         Focus List Fund--Class A                                       N/A
         Focus List Fund--Class Y                                       N/A
         Prime Money Market Portfolio--Class Y                          N/A


Item 27.          Indemnification


                  Reference is made to Article VIII of the Registrant's Declaration of Trust (filed as Exhibit 1(a) to Registrant's Post- Effective Amendment No. 7 filed electronically on November 9, 1995, accession number 0000950130-95-002359 and incorporated herein by reference). The application of these provisions is limited by Article 10 of the Registrant's By-Laws (filed as Exhibit 2 to Registrant's Post-Effective Amendment No. 7 filed electronically on November 9, 1995, accession number 0000950130-95-002359 and incorporated herein by reference) and by the following undertaking set forth in the rules promulgated by the Securities and Exchange
Commission:


                  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.


                  Reference also is made to the Distribution Agreement previously filed as Exhibit 6(a) to Registrant's Post-Effective Amendment No. 7 filed electronically on November 9, 1995, accession number 0000950130-95-002359 and incorporated herein by reference.


Item 28(a).       Business and Other Connections of Investment Adviser

                  Registrant is fulfilling the requirement of this Item 28(a) to provide a list of the officers and directors of Bear Stearns Funds Management Inc. ("BSFM"), the investment adviser of the Registrant, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by BSFM or those of its officers and directors during the past two years, by incorporating by reference the information contained in the Form ADV filed with the SEC pursuant to the Investment Advisers Act of 1940 by BSFM (SEC File No. 801-29862).




Item 29.          Principal Underwriters

                  (a) Bear, Stearns & Co. Inc. ("Bear Stearns") acts as principal underwriter or depositor for the following investment companies:

                  o Bear Stearns Investment Trust -- Emerging Markets Debt Portfolio

                  o   Managed Income Securities Plus Fund, Inc.

                  (b) Set forth below is a list of each executive officer and director of Bear Stearns. The principal business address of each such person is 245 Park Avenue, New York, New York 10167, except as set forth below.

                                Positions and                     Positions and
                                Offices with                      Offices with
Name                            Bear Stearns                     Registrant
----                            ------------                     ----------

Directors


James E. Cayne
Alan C. Greenberg               Chairman of the Board
John L. Knight
Mark E. Lehman
Alan D. Schwartz
Warren J. Spector
John H. Slade                   Director Emeritus


Executive Officers

Alan C. Greenberg               Chairman of the Board
James E. Cayne                  Chief Executive
                                Officer/President

William J. Montgoris            Chief Operating Officer/
                                Executive Vice President/
                                Chief Operations Officer
                                (designation)


Mark E. Lehman                  Executive Vice President/
                                General Counsel/Chief
Alan D. Schwartz                Executive Vice
                                President
Warren J. Spector               Executive Vice
                                President
Kenneth L. Edlow                Secretary
Michael Minikes                 Treasurer
Michael J. Abatemarco (1)       Controller/Assistant
                                    Secretary

                                Legal Officer (designation))
Samuel L. Molinaro, Jr.         Senior Vice President - Finance
Frederick B. Casey              Assistant Treasurer
---------------

1 Michael J. Abatemarco's principal business address is 1 MetroTech Center North, Brooklyn, New York 11201-3859.

Item 30.          Location of Accounts and Records

         1.       Bear Stearns Funds Management Inc.
                  245 Park Avenue
                  New York, New York  10167

         2.       The Bear Stearns Funds
                  245 Park Avenue
                  New York, New York  10167

         3.       Custodial Trust Company
                  101 Carnegie Center
                  Princeton, New Jersey  08540

         4.       PFPC Inc.
                  Bellevue Corporate Center
                  400 Bellevue Parkway
                  Wilmington, Delaware  19809

Item 31.          Management Services

         Not Applicable

Item 32.          Undertakings

         Registrant hereby undertakes


                  (1) to call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee or trustees when requested in writing to do so by the holders of at least 10% of the Registrant's outstanding shares of beneficial interest and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications; and

                  (2) to furnish each person to whom a prospectus is delivered with a copy of its most current annual report to shareholders, upon request and without charge.

                                   SIGNATURES


                  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of the Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 27th day of June, 1997.


                                                     THE BEAR STEARNS FUNDS
                                                       (Registrant)


                                                     By:  /s/ Robert S. Reitzes
                                                        -----------------------
                                                              President

                  Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



/s/ Robert S. Reitzes        President (Principal           June 27, 1997
--------------------
Robert S. Reitzes            Executive Officer)



/s/ Frank J. Maresca         Vice President and             June 27, 1997
--------------------
Frank J. Maresca             Treasurer (Principal
                             Financial and
                             Accounting Officer)


     *
-------------------          Trustee
Peter M. Bren


     *
------------------           Trustee
Alan J. Dixon


     *
------------------           Trustee
John R. McKernan, Jr.


     *
------------------           Trustee
M.B. Oglesby, Jr.


/s/ Robert S. Reitzes        Trustee                        June 27, 1997
---------------------
Robert S. Reitzes




*By: /s/ Frank J. Maresca
     ---------------------
     Frank J. Maresca,
     Attorney-in-Fact

                                INDEX TO EXHIBITS



EX-99.B11(a)        Consent of Kramer, Levin, Naftalis & Frankel

EX-99.B11(b)        Consent of Independent Auditors

EX-99.B12           Annual  Report to  Shareholders  for the  fiscal  year ended
                    March 31, 1997 for S&P STARS Portfolio

EX-27               Financial Data Schedules